      As filed with the Securities and Exchange Commission on July 27, 2004


                                                      1933 Act Reg. No. 33-66242
                                                      1940 Act Reg. No. 811-7890

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

  Pre-Effective Amendment No.
                             -----


  Post-Effective Amendment No. 18                                            X
                              -----                                        -----


                                     and/or

REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940                                             X
                                                                           -----


  Amendment No. 19                                                           X
               -----                                                       -----


                        (Check appropriate box or boxes.)

                              AIM TAX-EXEMPT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

Lisa A. Moss, Esquire                                    Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                      1735 Market Street, 51st Floor
Houston, Texas 77046                       Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
       -----


         X        on July 30, 2004 pursuant to paragraph (b)
       -----


                  60 days after filing pursuant to paragraph (a)(1)
       -----


                  on (date) pursuant to paragraph (a)(1)
       -----


                  75 days after filing pursuant to paragraph (a)(2)
       -----

                  on (date) pursuant to paragraph (a)(2) of Rule 485.
       -----

If appropriate, check the following box:

                  This post-effective amendment designates a new effective date
       -----      for a previously filed post-effective amendment.

                                                  AIM HIGH INCOME MUNICIPAL FUND

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


AIM High Income Municipal Fund seeks to achieve a high level of current income that is exempt from federal income taxes.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Special Tax Information Regarding the Fund           5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income that is exempt from federal income taxes. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in municipal securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund intends to invest primarily in securities that are rated BBB/Baa or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization, or are deemed by the portfolio managers to be of comparable quality. Municipal securities include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

    The fund may invest up to (1) 100% of its assets in lower-quality debt securities, i.e., "junk bonds;" (2) 10% of its total assets in defaulted securities; and (3) 20% of its assets in taxable securities. The fund may invest 25% or more of the value of its total assets in municipal securities issued by entities having similar characteristics, such as (a) securities the issuers of which are located in the same geographic area or where issuers' interest obligations are paid from revenues of similar projects, or (b) industrial development revenue bonds, including pollution control revenue bonds, housing finance agency bonds or hospital bonds. The fund may not, however, invest 25% or more of the value of its total assets in industrial development revenue bonds, including pollution control revenue bonds, issued for companies in the same industry. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on municipal securities they believe have favorable prospects for high current income. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. Such instruments may be taxable or tax-exempt. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

    The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the fund invests.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    Because the fund may invest a relatively high percentage of its total assets in municipal securities issued by entities having similar characteristics, the value of your shares may rise and fall more than the shares of a fund that invests in a broader range of securities.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                              (PERFORMANCE CHART)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   -7.62%
2000...................................................................    3.78%
2001...................................................................    6.87%
2002...................................................................    7.22%
2003...................................................................    5.84%




    The fund's Class A shares' year-to-date total return as of June 30, 2004 was 1.87%.



    During the period shown in the bar chart, the highest quarterly return was 2.68% (quarter ended June 30, 2003) and the lowest quarterly return was -4.91% (quarter ended December 31, 1999).

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                SINCE           INCEPTION
(for the periods ended December 31, 2003)                               1 YEAR     5 YEARS    INCEPTION           DATE
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                                                                           01/02/98
  Return Before Taxes                                                     0.84%      2.07%         2.76%
  Return After Taxes on Distributions                                     0.84       2.07          2.75
  Return After Taxes on Distributions and Sale of Fund Shares             2.60       2.59          3.16
Class B                                                                                                           01/02/98
  Return Before Taxes                                                     0.08       1.98          2.68
Class C                                                                                                           01/02/98
  Return Before Taxes                                                     4.06       2.30          2.80
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(1)                                   5.31       5.83          5.94(3)        12/31/97(3)
Lipper High Yield Municipal Debt Fund Index(2)                            6.82       3.53          3.86(3)        12/31/97(3)
-----------------------------------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Lehman Brothers Municipal Bond Index measures the performance of municipal bonds (a) with a minimum credit rating of Baa, (b) with an outstanding par value of at least $5 million, (c) issued as part of a transaction of at least $50 million, (d) issued after December 31, 1990 and
    (e) with a maturity of at least one-year. In addition, the Lipper High Yield Municipal Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper High Yield Municipal Debt Fund Index is an equally weighted representation of the 10 largest funds in the Lipper High Yield Municipal Debt category. These funds invest at least 50% of their assets in lower rated municipal debt issues.

(3) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                   4.75%      None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                None(1,2)   5.00%      1.00%
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.60%      0.60%      0.60%

Distribution and/or
Service (12b-1) Fees                                0.25       1.00       1.00

Other Expenses(4)                                   0.21       0.21       0.21

Total Annual Fund Operating Expenses(5)             1.06       1.81       1.81
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreements.


(5) The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.55%, 1.30% and 1.30%, respectively. Total Annual Fund Operating Expenses net of this agreement for the fiscal year ended March 31, 2004 for Class A, Class B and Class C shares are 0.55%, 1.30% and 1.30% respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) Rule 12b-1 fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $578     $796     $1,032     $1,708
Class B                                     $684     $869     $1,180     $1,930
Class C                                     $284     $569     $  980     $2,127
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $578     $796     $1,032     $1,708
Class B                                     $184     $569     $  980     $1,930
Class C                                     $184     $569     $  980     $2,127
--------------------------------------------------------------------------------

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended March 31, 2004, the advisor received compensation of 0.08% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are


- Franklin Ruben (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997.


- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1987.

- Sharon A. Copper, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.


    They are assisted by the Municipal Bond Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Income Municipal Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest up to 20% of its net assets in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and in other taxable securities. The fund will try to avoid investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the 2000 fiscal year was audited by other public accountants.



                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                               2004          2003          2002       2001       2000
                                                              -------       -------       -------    -------    -------
Net asset value, beginning of period                          $  8.64       $  8.59       $  8.59    $  8.72    $ 10.04
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.51          0.54          0.55(a)    0.54       0.56
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.03         (0.01)     (0.11)     (1.32)
=======================================================================================================================
    Total from investment operations                             0.61          0.57          0.54       0.43      (0.76)
=======================================================================================================================
Less dividends from net investment income                       (0.52)        (0.52)        (0.54)     (0.56)     (0.56)
=======================================================================================================================
Net asset value, end of period                                $  8.73       $  8.64       $  8.59    $  8.59    $  8.72
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  7.30%         6.81%         6.41%      5.12%     (7.79)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $94,657       $77,998       $70,873    $62,820    $38,645
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.55%(c)      0.55%         0.55%      0.55%      0.50%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.07%(c)      1.05%         1.07%      1.17%      1.28%
=======================================================================================================================
Ratio of net investment income to average net assets             5.91%(c)      6.22%         6.26%(a)    6.23%     5.95%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            12%           14%           30%        15%        51%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.


(c) Ratios are based on average daily net assets of $86,378,352.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                               2004          2003          2002       2001       2000
                                                              -------       -------       -------    -------    -------
Net asset value, beginning of period                          $  8.65       $  8.60       $  8.61    $  8.72    $ 10.04
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45          0.47          0.48(a)    0.47       0.48
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.04         (0.02)     (0.10)     (1.32)
=======================================================================================================================
    Total from investment operations                             0.55          0.51          0.46       0.37      (0.84)
=======================================================================================================================
Less dividends from net investment income                       (0.46)        (0.46)        (0.47)     (0.48)     (0.48)
=======================================================================================================================
Net asset value, end of period                                $  8.74       $  8.65       $  8.60    $  8.61    $  8.72
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  6.51%         6.02%         5.47%      4.44%     (8.54)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,026       $42,699       $35,811    $25,730    $20,298
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.30%         1.31%      1.30%      1.26%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.82%(c)      1.80%         1.83%      1.92%      2.04%
=======================================================================================================================
Ratio of net investment income to average net assets             5.16%(c)      5.47%         5.50%(a)    5.48%     5.19%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            12%           14%           30%        15%        51%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.


(c) Ratios are based on average daily net assets of $44,002,466.

                         ------------------------------
                         AIM HIGH INCOME MUNICIPAL FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              -------------------------------------------------------
                                                               2004          2003          2002       2001      2000
                                                              -------       -------       -------    ------    ------
Net asset value, beginning of period                          $  8.65       $  8.60       $  8.61    $ 8.72    $10.04
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45          0.47          0.48(a)   0.47      0.48
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.04         (0.02)    (0.10)    (1.32)
=====================================================================================================================
    Total from investment operations                             0.55          0.51          0.46      0.37     (0.84)
=====================================================================================================================
Less dividends from net investment income                       (0.46)        (0.46)        (0.47)    (0.48)    (0.48)
=====================================================================================================================
Net asset value, end of period                                $  8.74       $  8.65       $  8.60    $ 8.61    $ 8.72
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  6.51%         6.02%         5.47%     4.43%    (8.54)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $18,339       $13,496       $11,292    $6,797    $4,100
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.30%         1.31%     1.30%     1.26%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.82%(c)      1.80%         1.83%     1.92%     2.04%
=====================================================================================================================
Ratio of net investment income to average net assets             5.16%(c)      5.47%         5.50%(a)   5.48%    5.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            12%           14%           30%       15%       51%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.


(c) Ratios are based on average daily net assets of $15,549,830.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               A I M Fund Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM High Income Municipal Fund
   SEC 1940 Act file number: 811-7890
----------------------------------------

AIMinvestments.com     HIM-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM TAX-EXEMPT CASH FUND

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


AIM Tax-Exempt Cash Fund seeks to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Dividends and Distributions                          4

Special Tax Information Regarding the Fund           4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will invest only in high-quality short-term obligations, including

- municipal securities

- tax-exempt commercial paper

- cash equivalents

    Municipal securities include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

    The fund may invest (1) up to 20% of its net assets in money market instruments that may be subject to federal taxes, including treasury securities, repurchase agreements, bankers' acceptances, commercial paper and master notes;
(2) less than 25% of its total assets in securities of issuers who are located in the same state; (3) less than 25% of its total assets in industrial development bonds; (4) less than 25% of its total assets in securities, the interest on which is paid from revenues of similar type projects; and (5) up to 100% of its total assets in the securities in category four if the principal and interest on the securities is guaranteed by a bank or financial service provider. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold fixed-rate portfolio securities to maturity, but put or sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; or

- events adversely affecting the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial service industries.

    The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the fund invests.

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. Class A shares of AIM Tax-Exempt Cash Fund are not subject to sales loads.

                             (PERFORMANCE CHART)


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   2.24%
1995...................................................................   2.99%
1996...................................................................   2.83%
1997...................................................................   3.08%
1998...................................................................   2.99%
1999...................................................................   2.87%
2000...................................................................   3.80%
2001...................................................................   2.38%
2002...................................................................   0.87%
2003...................................................................   0.47%




    The fund's Class A shares' year-to-date total return as of June 30, 2004 was 0.18%.



    During the periods shown in the bar chart, the highest quarterly return was 1.00% (quarter ended December 31, 2000) and the lowest quarterly return was 0.08% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the fund's performance over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                              INCEPTION
December 31, 2003)                  1 YEAR    5 YEARS    10 YEARS      DATE
--------------------------------------------------------------------------------
Class A                              0.47%     2.07%       2.45%     09/22/82
Investor Class(1)                    0.49%     2.08%       2.45%     09/22/82(1)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor Class shares) at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.



The seven-day yield on December 31, 2003 for the fund's Class A shares was 0.50%. For the current seven-day yield, call (800) 347-4246.

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from                                                     INVESTOR
your investment)                                                  CLASS A    CLASS
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None        None
-------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------------
(expenses that are deducted                                                  INVESTOR
from fund assets)                                                 CLASS A    CLASS
-------------------------------------------------------------------------------------
Management Fees                                                    0.35%       0.35%

Distribution and/or
Service (12b-1) Fees                                               0.25        0.00

Other Expenses(2)                                                  0.32        0.32

Total Annual Fund
Operating Expenses                                                 0.92        0.67

Fee Waiver                                                         0.15(3)     0.00

Net Expenses                                                       0.77        0.67
-------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreements.


(3) The distributor has contractually agreed to waive 0.15% of the Class A shares' Rule 12b-1 distribution plan payments. The waiver agreement is in effect through March 31, 2005. Further, the fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.77% and 0.67% on Class A and Investor Class shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) Rule 12b-1 fees. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect until November 2, 2004.


You may also be charged a transaction or other fee by the financial institution managing your account.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. This example reflects the contractual expense waivers for the one-year and the first year of the three-, five- and ten-year periods. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $79      $278      $495      $1,118
Investor Class                               68       214       373         835
--------------------------------------------------------------------------------

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended March 31, 2004, the advisor received compensation of 0.35% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays dividends, if any, monthly.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to minimize investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                            ------------------------
                            AIM TAX-EXEMPT CASH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years or periods ended 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the 2000 fiscal year was audited by other public accountants.




                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2004          2003       2002       2001       2000
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.004          0.01       0.02       0.04       0.03
--------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.004)        (0.01)     (0.02)     (0.04)     (0.03)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  0.41%         0.77%      1.84%      3.76%      3.05%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $75,547       $66,342    $54,996    $63,480    $60,440
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.76%(b)      0.79%      0.79%      0.76%      0.80%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.91%(b)      0.94%      0.94%      0.91%      0.95%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             0.40%(b)      0.76%      1.85%      3.68%      2.99%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $76,839,432.




                                                                    INVESTOR CLASS
                                                                ----------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES COMMENCED)
                                                                TO MARCH 31, 2004
                                                                ----------------------
Net asset value, beginning of period                                   $  1.00
--------------------------------------------------------------------------------------
Net investment income                                                    0.002
--------------------------------------------------------------------------------------
Less dividends from net investment income                               (0.002)
======================================================================================
Net asset value, end of period                                         $  1.00
______________________________________________________________________________________
======================================================================================
Total return(a)                                                           0.23%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $20,169
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets                                   0.67%(b)
______________________________________________________________________________________
======================================================================================
Ratio of net investment income to average net assets                      0.49%(b)
______________________________________________________________________________________
======================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $18,200,225.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Tax-Exempt Cash Fund
   SEC 1940 Act file number: 811-7890
----------------------------------------

AIMinvestments.com     TEC-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM TAX-FREE INTERMEDIATE FUND

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


AIM Tax-Free Intermediate Fund seeks to generate as high a level of tax-exempt income as is consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A and Class A3 shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

As of the close of business on October 30, 2002, Class A shares are closed to new investors.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Special Tax Information Regarding the Fund           5

Closure of Class A Shares                            5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Municipal securities include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

    The fund may purchase municipal securities that meet certain quality criteria at the time of purchase, including: (1) securities rated within the three highest ratings by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization (NRSRO); (2) securities rated within the two highest ratings for short-term municipal obligations by Moody's or S&P or any other NRSRO; (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if (a) other municipal securities of the same issuer are rated A or better by a NRSRO, or (b) deemed by the portfolio managers to be of comparable quality. The fund will invest only in municipal securities that have maturities of ten and one-half years or less and will maintain a dollar-weighted average portfolio maturity of between three and seven and one-half years.

    The fund may invest (1) less than 25% of its total assets in securities of issuers located in the same state; (2) less than 25% of its total assets in industrial development bonds; (3) less than 25% of its total assets in securities, the interest on which is paid from revenues of similar type projects; and (4) up to 100% of its assets in securities in category three, if the principal and interest on the securities is guaranteed. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for preservation of capital. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases will cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

    The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                              (PERFORMANCE CHART)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................  -1.43%
1995...................................................................  10.21%
1996...................................................................   3.82%
1997...................................................................   7.27%
1998...................................................................   5.47%
1999...................................................................   0.09%
2000...................................................................   8.20%
2001...................................................................   4.46%
2002...................................................................   9.61%
2003...................................................................   4.21%




    The fund's Class A shares' year-to-date total return as of June 30, 2004 was -0.98%.


    During the periods shown in the bar chart, the highest quarterly return was 4.13% (quarter ended June 30, 2002) and the lowest quarterly return was -2.56% (quarter ended March 31, 1994).

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS      DATE
-----------------------------------------------------------------------------
Class A                                                            05/11/87
  Return Before Taxes             3.14%      5.05%      5.02%
  Return After Taxes on
     Distributions                3.14       5.04       5.02
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  3.47       4.92       4.94
Class A3(1)                                                        05/11/87(1)
  Return Before Taxes             3.83       4.87       4.75
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(2)                        5.31       5.83       6.03
Merrill Lynch 3-7 Year
  Municipal Index(3)              4.22       5.79       5.42
Lipper Intermediate Muni-Debt
  Fund Index(4)                   4.36       4.90       5.01
-----------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class A3 will vary.

(1) The returns shown for the one year period are the historical returns for the fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the fund's Class A3 shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Class A3 shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class A3 shares is October 31, 2002.


(2) The Lehman Brothers Municipal Bond Index measures the performance of municipal bonds (a) with a minimum credit rating of Baa, (b) with an outstanding par value of at least $5 million, (c) issued as part of a transaction of at least $50 million, (d) issued after December 31, 1990 and
    (e) with a maturity of at least one-year. The fund has also included the Merrill Lynch 3-7 Year Municipal Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Intermediate Muni-Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(3) The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds municipal bonds with maturities that range between 3 and 7 years.


(4) The Lipper Intermediate Muni-Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Muni-Debt category. These funds invest in municipal debt issues with average maturities of five to 10 years.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                          CLASS A    CLASS A3
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                        1.00%       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
whichever is less)                                                         None        None
---------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------
(expenses that are deducted from fund assets)                             CLASS A    CLASS A3
---------------------------------------------------------------------------------------------
Management Fees                                                            0.30%       0.30%

Distribution and/or
Service (12b-1) Fees                                                       None        0.35

Other Expenses(2)                                                          0.11        0.11

Total Annual Fund Operating Expenses                                       0.41        0.76
---------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.



(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreements.


You may also be charged a transaction or other fee by the financial institution managing your account.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Class A                                    $142     $230      $328       $612
Class A3                                     78      243       422        942
-------------------------------------------------------------------------------

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended March 31, 2004, the advisor received compensation of 0.30% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1987.


- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1988 and has been associated with the advisor and/or its affiliates since 1985.



They are assisted by the Municipal Bond Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Tax-Free Intermediate Fund are subject to the maximum 1.00% initial sales charge as listed under the heading "CATEGORY III Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays dividends, if any, monthly.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

CLOSURE OF CLASS A SHARES

The fund discontinued public sales of its Class A shares to new investors at the close of business on October 30, 2002.

    Existing shareholders of the fund may continue to invest in Class A shares of the fund if they were invested in the Class A shares of the fund at the close of business on October 30, 2002 and remain invested in Class A shares of the fund after that date.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years or periods ended 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the 2000 fiscal year was audited by other public accountants.




                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $  11.70       $  11.06    $  11.17    $  10.71    $  11.13
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47(a)        0.48        0.45        0.49        0.48
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)          0.60       (0.12)       0.46       (0.41)
=========================================================================================================================
    Total from investment operations                              0.46           1.08        0.33        0.95        0.07
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.47)         (0.44)      (0.44)      (0.49)      (0.48)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --          --       (0.01)
=========================================================================================================================
    Total distributions                                          (0.47)         (0.44)      (0.44)      (0.49)      (0.49)
=========================================================================================================================
Net asset value, end of period                                $  11.69       $  11.70    $  11.06    $  11.17    $  10.71
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   4.04%          9.86%       2.99%       9.11%       0.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $390,903       $539,679    $678,800    $608,393    $353,130
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           0.42%(c)       0.38%       0.38%       0.41%       0.42%
=========================================================================================================================
Ratio of net investment income to average net assets              3.98%(c)       4.10%       4.00%       4.48%       4.45%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                              6%             7%         58%         40%         50%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $449,069,208.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------



                                                                             CLASS A3
                                                              ---------------------------------------
                                                                                  OCTOBER 31, 2002
                                                              YEAR ENDED            (DATE SALES
                                                              MARCH 31,            COMMENCED) TO
                                                                 2004              MARCH 31, 2003
                                                              ----------          ----------------
Net asset value, beginning of period                           $  11.70               $ 11.59
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.43(a)               0.18
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          (0.01)                 0.10
=====================================================================================================
    Total from investment operations                               0.42                  0.28
=====================================================================================================
Less dividends from net investment income                         (0.43)                (0.17)
=====================================================================================================
Net asset value, end of period                                 $  11.69               $ 11.70
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                    3.67%                 2.47%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $101,312               $29,320
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                            0.77%(c)              0.73%(d)
=====================================================================================================
Ratio of net investment income to average net assets               3.63%(c)              3.75%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                            6%                    7%
_____________________________________________________________________________________________________
=====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $62,551,427.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               A I M Fund Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database, on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Tax-Free Intermediate Fund
   SEC 1940 Act file number: 811-7890

----------------------------------------

AIMinvestments.com     TFI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM TAX-EXEMPT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   ---------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY, THE "FUNDS") OF AIM TAX-EXEMPT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:



                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ---------



              THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY
          30, 2004, RELATES TO THE CLASS A, CLASS A3, CLASS B AND CLASS
                          C AND INVESTOR CLASS SHARES,
                  AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:




                            FUND                                           DATED
     AIM HIGH INCOME MUNICIPAL FUND - CLASS A, CLASS B                 JULY 30, 2004
                     AND CLASS C SHARES
AIM TAX-EXEMPT CASH FUND - CLASS A AND INVESTOR CLASS SHARES           JULY 30, 2004
              AIM TAX-FREE INTERMEDIATE FUND -                         JULY 30, 2004
                CLASS A AND CLASS A3 SHARES

                              AIM TAX-EXEMPT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Debt Investments................................................................................7
                  Other Investments..............................................................................13
                  Investment Techniques..........................................................................15
                  Derivatives....................................................................................19
                  Diversification Requirements - AIM Tax-Exempt Cash Fund........................................24
         Fund Policies...........................................................................................24
         Temporary Defensive Positions...........................................................................27

MANAGEMENT OF THE TRUST..........................................................................................27
         Board of Trustees.......................................................................................27
         Management Information..................................................................................27
                  Trustee Ownership of Fund Shares...............................................................29
                  Factors Considered in Approving the Investment Advisory Agreement..............................29
         Compensation............................................................................................30
                  Retirement Plan For Trustees...................................................................30
                  Deferred Compensation Agreements...............................................................30
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................31
         Codes of Ethics.........................................................................................31
         Proxy Voting Policies...................................................................................31

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................31

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................31
         Investment Advisor......................................................................................31
         Service Agreements......................................................................................33
         Other Service Providers.................................................................................34

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................34
         Brokerage Transactions..................................................................................34
         Commissions.............................................................................................35
         Brokerage Selection.....................................................................................35
         Directed Brokerage (Research Services)..................................................................36
         Regular Brokers or Dealers..............................................................................36
         Allocation of Portfolio Transactions....................................................................36

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................37
         Purchase and Redemption of Shares.......................................................................37
         Offering Price..........................................................................................54
         Redemption In Kind......................................................................................56
         Backup Withholding......................................................................................56

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................57
         Dividends and Distributions.............................................................................57
         Tax Matters.............................................................................................58

                                                                                                               PAGE
DISTRIBUTION OF SECURITIES.......................................................................................63
         Distribution Plans......................................................................................63
         Distributor.............................................................................................65

CALCULATION OF PERFORMANCE DATA..................................................................................66

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................72


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES...........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................K-1

TOTAL SALES CHARGES.............................................................................................L-1

PERFORMANCE DATA................................................................................................M-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................N-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Tax-Exempt Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally incorporated on May 3, 1993 as AIM Tax-Exempt Funds, Inc. ("ATEF"), a Maryland corporation. The Trust reorganized as a Delaware business trust on June 1, 2000. Each Fund acquired all the assets and assumed all of the liabilities of the series portfolios with corresponding names of AIM Tax-Exempt Funds, Inc. All historical financial and other information contained in this Statement of Additional Information for periods prior to June 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof).


         On October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and AIM Funds Group ("AFG"), a Massachusetts business trust, AIM Tax-Exempt Cash Fund succeeded to the assets and assumed the liabilities of AFG's AIM Tax-Exempt Cash Fund (the "AFG Fund"). Similarly, on October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and Tax-Free Investments Co., a Maryland corporation ("TFIC"), ATEF's AIM Tax-Free Intermediate Fund (named the Intermediate Portfolio prior to September 25, 1997) succeeded to the assets and assumed the liabilities of TFIC's Intermediate Portfolio (together with the AFG Fund, the "TFIC Predecessor Funds"). All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to such Funds is that of the TFIC Predecessor Funds.


SHARES OF BENEFICIAL INTEREST


         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.


         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.



         Each Fund offers separate classes of shares as follows:

                                                                                   INVESTOR            INSTITUTIONAL
            FUND               CLASS A      CLASS A3        CLASS B    CLASS C       CLASS                CLASS
----------------------------- ------------ -------------- ----------- ---------- ---------------- -------------------
AIM High Income                    X                          X           X
Municipal Fund
----------------------------- ------------ -------------- ----------- ---------- ---------------- -------------------
AIM Tax-Exempt                     X                                                    X
Cash Fund
----------------------------- ------------ -------------- ----------- ---------- ---------------- -------------------
AIM Tax-Free                       X             X                                                        X
Intermediate Fund
----------------------------- ------------ -------------- ----------- ---------- ---------------- -------------------



         This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:



         o banks and trust companies acting in a fiduciary or similar capacity;



         o        bank and trust company common and collective trust funds;



         o        banks and trust companies investing for their own account;



         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, cities or government agencies);



         o        retirement plans; and



         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.



         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights for any class of any Fund except that the Class B shares of AIM High Income Municipal Fund automatically convert to Class A shares. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark-- . The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM TAX-EXEMPT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES






FUND         AIM HIGH INCOME MUNICIPAL FUND            AIM TAX-EXEMPT CASH FUND               AIM TAX-FREE INTERMEDIATE FUND
--------- ------------------------------------ --------------------------------------- -------------------------------------------
SECURITY/
 INVESTMENT TECHNIQUE
                                                                EQUITY INVESTMENTS

Common Stock

Preferred Stock

Convertible Securities

Alternative Equity
Securities


                                                               FOREIGN INVESTMENTS

Foreign Securities

Foreign Government
Obligations

Foreign Exchange
Transactions


                                                                 DEBT INVESTMENTS

U.S. Government                   X                                     X                                         X
Obligations

Rule 2a-7 Requirements                                                  X

Mortgage-Backed and               X                                                                               X
Asset-Backed Securities

Collateralized Mortgage
Obligations

Bank Instruments                                                        X

Commercial Instruments                                                  X

Participation Interests           X                                     X

Municipal Securities              X                                     X                                         X

Municipal Lease                   X                                     X
Obligations

Investment Grade
Corporate Debt                    X                                     X                                         X
Obligations

                              AIM TAX-EXEMPT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES






FUND         AIM HIGH INCOME MUNICIPAL FUND            AIM TAX-EXEMPT CASH FUND               AIM TAX-FREE INTERMEDIATE FUND
--------- ------------------------------------ --------------------------------------- -------------------------------------------
SECURITY/
 INVESTMENT TECHNIQUE

Junk Bonds                        X
                                                      OTHER INVESTMENTS
REITs

Other Investment                  X                                     X                                         X
Companies

Defaulted Securities              X

Municipal Forward                 X
Contracts

Variable or Floating              X                                     X                                         X
Rate Instruments

Indexed Securities                X

Zero-Coupon and                   X
Pay-in-Kind Securities

Synthetic Municipal               X                                     X

Instruments

                                                    INVESTMENT TECHNIQUES


Delayed Delivery                  X                                     X                                         X
Transactions

When-Issued Securities            X                                     X                                         X

Short Sales                       X                                                                               X

Margin Transactions

Swap Agreements

Interfund Loans                   X                                     X                                         X

Borrowing                         X                                     X                                         X

Lending Portfolio                 X                                     X                                         X
Securities

Repurchase Agreements             X                                     X                                         X

Reverse Repurchase                X                                     X                                         X
Agreements

                              AIM TAX-EXEMPT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



FUND         AIM HIGH INCOME MUNICIPAL FUND            AIM TAX-EXEMPT CASH FUND               AIM TAX-FREE INTERMEDIATE FUND
--------- ------------------------------------ --------------------------------------- -------------------------------------------
SECURITY/
 INVESTMENT TECHNIQUE

Dollar Rolls


Illiquid Securities               X                                     X                                         X

Rule 144A Securities              X                                     X                                         X

Unseasoned Issuers

Sale of Money Market                                                    X
Securities

Standby Commitments               X

                                                                    DERIVATIVES

Equity-Linked Derivatives

Put Options                       X

Call Options                      X                                                                               X

Straddles                         X

Warrants                          X                                                                               X

Futures Contracts and             X                                                                               X
Options on Futures
Contracts

Forward Currency
Contracts

Cover                             X                                                                               X


Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.


         AIM Tax-Exempt Cash Fund will limit investments in money market instruments to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         BANK INSTRUMENTS. The Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. A Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). A fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, a Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, a Fund may be regarded as a creditor of the participant and thus the Fund is subject to the credit risk of both the Borrower and a Lender or a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.


         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

         o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

         o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

         o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

         o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Maturities. AIM Tax-Exempt Cash Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

          AIM Tax-Free Intermediate Fund may invest only in Municipal Securities which have maturities of ten and one-half years or less, and will maintain a dollar weighted average maturity of more than three years and not more than seven and one-half years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

         (a)      the stated maturity of the instrument; or

         (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

         (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted.

         AIM High Income Municipal Fund may invest its assets without regard to the maturity of the various securities it purchases, and will not seek to maintain any particular average portfolio maturity.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         AIM Tax-Free Intermediate Fund. The Fund may purchase Municipal Securities which meet any of the following quality criteria:


         (a) They are rated within the three highest ratings for municipal obligations by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or have received a comparable rating from another NRSRO; or

         (b) They are rated within the two highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1 or MIG 2/VMIG 2/P-2), or S&P (SP-1/A-1 or SP-2/A-2), or have received a comparable rating from another NRSRO; or

         (c) They are guaranteed as to payment of principal and interest by the
U. S. Government; or

         (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

         (e) They are not rated, if other Municipal Securities of the same issuer are rated A or better by Moody's or S&P, or have received a comparable rating from another NRSRO; or

         (f) They are not rated, but are determined by AIM to be of comparable quality to the rated obligations in which the Fund may invest.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         AIM Tax-Exempt Cash Fund. The Fund will limit its investments to those securities which at the time of purchase are "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as amended from time to time, and which the Trust's Board of Trustees has determined present minimal credit risk. Generally, "Eligible Securities" are securities that are rated in one of the two highest rating categories by two NRSROs, or if rated by only one NRSRO, are rated in one of the two highest rating categories by that NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets such quality standards. Eligible securities also include securities issued by a registered investment company that is a money market fund and U.S. government securities. Since AIM Tax-Exempt Cash Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

         Insurance. AIM High Income Municipal Fund may purchase insurance for non-insured Municipal Securities in which it invests. The purchase of such insurance is expected to enhance the value of the security for which insurance is purchased. The cost of purchasing such insurance would be an expense of the Fund.

         Other Considerations. The ability of each of AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund to achieve their respective investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Funds to meet their obligations for the payment of interest and principal when due. The securities in which such Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         AIM Tax-Free Intermediate Fund will invest its assets so that 80% of the Fund's assets will be invested in securities that generate interest that is exempt from Federal income taxes. The Fund will seek to avoid the purchase of "private activity bonds" the interest on which could give rise to an alternative minimum tax liability for individuals and other noncorporate shareholders.

         There is a risk that some or all of the interest received by a Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. Each Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by a Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (iii) other considerations deemed appropriate.

         Each Fund may from time to time invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities, and repurchase agreements/reverse repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of at least $1.5 billion or more as of the date of their most recently published financial statements. A Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Funds generally intend to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         In pursuit of its investment objectives, AIM High Income Municipal Fund will usually maintain, under normal market conditions, at least 65% of its assets in a diversified portfolio of Municipal Securities which are junk bonds, and the interest of which is exempt from federal income taxes (including the alternative minimum tax).

         AIM High Income Municipal Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. AIM High Income Municipal Fund may invest up to 10% of its total assets in defaulted securities. In order to enforce its rights in defaulted securities, AIM High Income Municipal Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase AIM High Income Municipal Fund's operating expenses and adversely affect its net asset value. Any income derived from the ownership or operation of such assets would not be tax-exempt. The ability of a holder of a defaulted tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. Any investments by AIM High Income Municipal Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         MUNICIPAL FORWARD CONTRACTS. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase.

AIM will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Board of Trustees. AIM High Income Municipal Fund will not invest more than 5% of the value of its total assets in municipal forward contracts.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

         AIM High Income Municipal Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

         INDEXED SECURITIES. AIM High Income Municipal Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM High Income Municipal Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM High Income Municipal Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

         SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. AIM High Income Municipal Fund and AIM Tax-Exempt Cash Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

         All synthetic municipal instruments must meet the minimum quality standards for AIM Tax-Exempt Cash Fund's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Fund, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

         The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to AIM Tax-Exempt Cash Fund on certain synthetic municipal instruments would be deemed to be taxable. AIM Tax-Exempt Cash Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell municipal securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase municipal securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in municipal securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery municipal securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery municipal securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy-sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing municipal securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).


         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.


         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. AIM Tax-Exempt Cash Fund will not make short sales of securities or maintain short positions.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each of AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund may invest up to 15% of its net assets in securities that are illiquid. AIM Tax-Exempt Cash Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         SALE OF MONEY MARKET SECURITIES. AIM Tax-Exempt Cash Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets.

For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

         STANDBY COMMITMENTS. AIM High Income Municipal Fund may acquire standby commitments from banks or other municipal securities dealers with respect to securities in its portfolio or that are being purchased by the Fund. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, AIM reviews the creditworthiness of the banks and other municipal securities dealers from which AIM High Income Municipal Fund obtains standby commitments in order to evaluate those risks.

Derivatives

         The Funds may each invest in futures contracts, options on securities and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities).

         PUT AND CALL OPTIONS. Call Options - AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund only. Put Options - AIM High Income Municipal Fund only. A call option gives the purchaser the right to buy the underlying security or contract at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security or contract, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security or contract. A put option gives the purchaser the right to sell the underlying security or contract at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security or contract as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security or contract. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security or contract alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security or contract above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security or contract decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security or contract will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or contract during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or contract which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security or contract. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or contract from being called or to permit the sale of the underlying security or contract. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or contract with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or contract at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security or contract. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities or contracts against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security or contract ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or contract. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security or contract is delivered upon the exercise of the put option. Conversely, if the underlying security or contract does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities or contracts against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities or contracts against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         STRADDLES: AIM High Income Municipal Fund only. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded domestically on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC").

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts and options on Futures Contracts traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risk associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         AIM Tax-Exempt Cash Fund will not invest in puts, call, straddles, spreads or any combination thereof.

         COVER. Transactions using futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS AND FUTURES STRATEGIES. The use by the Funds of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities and/or contracts. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Diversification Requirements - AIM Tax-Exempt Cash Fund

         As a money market fund, AIM Tax-Exempt Cash Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

         The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that only AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund are subject to restriction (9), (10) and (11), respectively. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Tax-Exempt Cash Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM High Income Municipal Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.

         (10) Under normal circumstances, AIM Tax-Exempt Cash Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax.

         (11) Under normal circumstances, AIM Tax-Free Intermediate Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Tax-Exempt Cash Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.



         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.


         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.


         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) For purposes of the fundamental restriction regarding issuer diversification for AIM Tax-Free Intermediate Fund, AIM High Income Municipal Fund and AIM Tax-Exempt Cash Fund, each Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) Under normal circumstances, AIM High Income Municipal Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (3) For purposes of AIM Tax-Free Intermediate Fund's fundamental restriction with regard to investing at least 80% of its assets in investments the income from which is exempt from federal income tax, the term "assets" shall mean net assets, plus any borrowings for investment purposes.

         CONCENTRATION OF INVESTMENTS. For purposes of each of AIM Tax-Exempt Cash Fund's and AIM Tax-Free Intermediate Fund's fundamental restriction regarding industry concentration, each Fund will not: invest 25% or more of its assets in (1) securities whose issuers are located in the same state; (2) securities the interest upon which is paid from revenues of similar type projects; and (3) industrial development bonds.

         The policy described in (2) above for each of AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund does not apply if the securities are subject to a guarantee. For securities subject to a guarantee, these Funds do not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         For purposes of AIM High Income Municipal Fund's fundamental restriction regarding industry concentration, the Fund may invest 25% or more of the value of its total assets in municipal securities issued by entities having similar characteristics, such as (a) securities the issuers of which are located in the same geographic area or where issuers' interest obligations are paid from revenues of similar projects, or (b) industrial development revenue bonds, including pollution control revenue bonds, housing finance agency bonds or hospital bonds. The Fund may not, however, invest 25% or more of the value of its total assets in industrial development revenue bonds, including pollution control revenue bonds, issued for companies in the same industry. Sizeable investments in such securities could involve an increased risk to AIM High Income Municipal Fund if any of such issuers or any such related projects or facilities experience financial difficulties. The Fund may, but does not currently intend to, invest 25% or more of the value of its total assets in securities whose issuers are located in any of the following states: Arizona, California, Colorado, Connecticut, Florida, Illinois, Michigan, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Pennsylvania and Texas.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Fund's' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Fund's' compliance with legal and regulatory requirements that related to the Fund's' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund's independent auditors to the Fund's' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Funds' annual proxy statement. During the fiscal year ended March 31, 2004, the Audit Committee held nine meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2004, the Governance Committee held six meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of a the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended March 31, 2004, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended March 31, 2004, the Valuation Committee did not meet.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended March 31, 2004, the Special Committee Relating to Market Timing Issues held three meetings.



Trustee Ownership of Fund Shares



         The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.



Factors Considered in Approving the Investment Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund by the Trust's Board at meetings held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for each Fund, as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of the Advisor's services, including a review of the Fund's investment performance if applicable and the Advisor's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisor's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisor; the Advisor's profitability; the benefits received by the Advisor from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of the Advisor and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and the Advisor.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to each Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued the Agreement for an additional year.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser or
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."


CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


             FUND NAME                                 NET ASSETS                   ANNUAL RATE
------------------------------------------ ------------------------------------ --------------------
AIM Tax-Exempt Cash Fund                   All Assets                                  0.35%


AIM Tax-Free Intermediate Fund             First $500 million                          0.30%
                                           Over $500 million up to and                 0.25%
                                           including $1 billion
                                           Over $1 billion                             0.20%


AIM High Income Municipal Fund             First $500 million                          0.60%
                                           Over $500 million up to and                 0.55%
                                           including $1 billion
                                           Over $1 billion up to and                   0.50%
                                           including $1.5 billion
                                           Over $1.5 billion                           0.45%




         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.





         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval of the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investments Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through November 2, 2004, to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.77% and 0.67% on AIM Tax-Exempt Cash Fund's Class A and Investor Class shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits:
(i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended March 31 are found in Appendix F.


          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.



         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended March 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         CUSTODIANS. The Bank of New York (the "Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for purchases of shares of the Funds.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate.

While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.


          Brokerage commissions, if any, paid by the Funds for the last three fiscal years ended March 31 are found in Appendix H.


COMMISSIONS


         During the last three fiscal years ended March 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.



         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.





BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients or that act as agent in the purchase of the Funds' shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended March 31, 2004 are found in Appendix I.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended March 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Allocation Fund               AIM Large Cap Growth Fund
AIM Aggressive Growth Fund                   AIM Libra Fund
AIM Asia Pacific Growth Fund                 AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                         AIM Mid Cap Core Equity Fund
AIM Blue Chip Fund                           AIM Mid Cap Growth Fund
AIM Capital Development Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Opportunities I Fund
AIM Conservative Allocation Fund             AIM Opportunities II Fund
AIM Constellation Fund                       AIM Opportunities III Fund
AIMDent Demographic Trends Fund              AIM Premier Equity Fund
AIM Diversified Dividend Fund                AIM Select Equity Fund
AIM Emerging Growth Fund                     AIM Small Cap Equity Fund
AIM European Growth Fund                     AIM Small Cap Growth Fund
AIM European Small Company Fund              AIM Trimark Endeavor Fund
AIM Global Value Fund                        AIM Trimark Fund
AIM International Emerging Growth Fund       AIM Trimark Small Companies Fund
AIM International Growth Fund                AIM Weingarten Fund
AIM Large Cap Basic Value Fund



                                                                      Dealer
                                           Investor's Sales Charge  Concession
                                         -------------------------- ----------
                                            As a            As a        As a
                                          Percentage     Percentage   Percentage
                                         of the Public  of the Net   of Public
     Amount of Investment in               Offering       Amount      Offering
       Single Transaction(1)                Price        Invested      Price
    -------------------------            -------------  ------------  ----------
              Less than $    25,000          5.50%          5.82%       4.75%
 $ 25,000 but less than $    50,000          5.25           5.54        4.50
 $ 50,000 but less than $   100,000          4.75           4.99        4.00
 $100,000 but less than $   250,000          3.75           3.90        3.00
 $250,000 but less than $   500,000          3.00           3.09        2.50
 $500,000 but less than $ 1,000,000          2.00           2.04        1.60



         (1) AIM Opportunities Fund I will not accept any single purchase in excess of $250,000.



         CATEGORY II FUNDS

AIM Balanced Fund                       AIM High Income Municipal Fund
AIM Basic Balanced Fund                 AIM High Yield Fund
AIM Developing Markets Fund             AIM Income Fund
AIM Global Aggressive Growth Fund       AIM Intermediate Government Fund
AIM Global Growth Fund                  AIM Municipal Bond Fund
AIM Global Health Care Fund             AIM Real Estate Fund
AIM Global Equity Fund                  AIM Total Return Bond Fund


                                                                      Dealer
                                        Investor's Sales Charge     Concession
                                       ---------------------------  ----------

                                           As a           As a        As a
                                         Percentage    Percentage   Percentage
                                       of the Public   of the Net   of Public
      Amount of Investment in            Offering        Amount      Offering
        Single Transaction                 Price        Invested      Price
-----------------------------------    -------------  ------------  ----------

              Less than $    50,000          4.75%        4.99%       4.00%
 $ 50,000 but less than $   100,000          4.00         4.17        3.25
 $100,000 but less than $   250,000          3.75         3.90        3.00
 $250,000 but less than $   500,000          2.50         2.56        2.00
 $500,000 but less than $ 1,000,000          2.00         2.04        1.60

         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund



                                                                    Dealer
                                       Investor's Sales Charge    Concession
                                       -----------------------    ----------
                                           As a           As a         As a
                                         Percentage    Percentage   Percentage
                                       of the Public   of the Net   of  Public
     Amount of Investment in              Offering        Amount    Offering
       Single Transaction                  Price        Invested     Price
---------------------------------      -------------  ------------  ----------
             Less than $  100,000          1.00%         1.01%         0.75%
$100,000 but less than $  250,000          0.75          0.76          0.50
$250,000 but less than $1,000,000          0.50          0.50          0.40


AIM SHORT TERM BOND FUND

                                                                      Dealer
                                         Investor's Sales Charge    Concession
                                       --------------------------   ----------
                                           As a           As a         As a
                                         Percentage    Percentage   Percentage
                                       of the Public   of the Net   of  Public
     Amount of Investment in              Offering        Amount    Offering
       Single Transaction                  Price        Invested     Price
---------------------------------      -------------  ------------  ----------
             Less than $  100,000          2.50%          2.56%       2.00%
$100,000 but less than $  250,000          2.00           2.04        1.50
$250,000 but less than $  500,000          1.50           1.52        1.25
$500,000 but less than $1,000,000          1.25           1.27        1.00


         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund will be closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.


         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds or Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds or

Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00 % contingent deferred sales charge (CDSC) if the investor redeems those shares within 18 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.


         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:


                PERCENT OF PURCHASES

  1% of the first $2 million

  plus 0.80% of the next $1 million

  plus 0.50% of the next $17 million

  plus 0.25% of amounts in excess of $20 million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.


         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.



         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.



         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided the applicable dealer of record is able to establish that the retirement plan's purchase of such Class A shares is a new investment (as defined below):


               PERCENT OF PURCHASES

 0.50% of the first $20 million

 plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.


         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.


         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS


         o an individual (including his or her spouse or domestic partner, and children);



         o any trust established exclusively for the benefit of an individual;



         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and



         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS



         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:


                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES


         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.


OTHER GROUPS


         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account provided that:


                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.


LETTERS OF INTENT



         A Qualified Purchaser may pay reduced initial sales charges by indicating on the account application that he or she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.


         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge


     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look as the sales charge table in the section on "Initial Sales Charges" above).



     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.



     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.


     Calculating the Number of Shares to be Purchased


     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.



     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.



     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.



     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.


     Fulfilling the Intended Investment


     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.



     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.



     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.


     Canceling the LOI

o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges


         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.



RIGHTS OF ACCUMULATION


         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.


         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.


         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.


         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:


     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or



     o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.


         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:


     o    AIM Management and its affiliates, or their clients;



     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;



     o Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;



     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;



     o    Purchases through approved fee-based programs;


     o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above that:

              a.  a plan's initial investment is at least $1 million;

              b.  the employer or plan sponsor signs a $1 million LOI;


              c. there are at least 100 employees eligible to participate in the plan;


              d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

              e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

               f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;



     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;



     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;



     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;



     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;



     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;



     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;



     o    Shareholders of Investor Class shares of an AIM Fund;



     o    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code;



     o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and


     o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

          As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

          In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:


     o    the reinvestment of dividends and distributions from a Fund;



     o    exchanges of shares of certain Funds;



     o    use of the reinstatement privilege; or



     o    a merger, consolidation or acquisition of assets of a Fund.

          PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the dealer firm during the applicable period. Such cash payments also may be calculated on the average daily net assets of the applicable AIM Fund(s) attributable to that particular dealer ("Asset-Based Payments'), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other amounts as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. To the extent dealer firms sell more shares of the Funds or cause clients to retain their investment in the Funds, AIM benefits from management and other fees it is paid with respect to those assets. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into Short Term Bond Fund. See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

              PERCENT OF CUMULATIVE PURCHASES

      0.75% of the first $5 million


      plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange. AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions


         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.



         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C, or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares



         A CDSC may be imposed upon the redemption of Large Purchases of Class A Shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002 a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.



         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:



         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;



         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;



         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;



         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;



         o        Redemptions from private foundations or endowment funds;



         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;



         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;



         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;



         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;



         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;


         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;



         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and



         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.


         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:


         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;



         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;



         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;



         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;



         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;



         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;



o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and



o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


         o Additional purchases of Class C shares of INVESCO International Core Equity Fund (formerly INVESCO International Blue Chip Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;


         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;



         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;



         o Liquidation by the Fund when the account value falls below the minimum required account size of $500; and



         o        Investment account(s) of AIM and its affiliates.


         CDSCs will not apply to the following redemptions of Class C shares:


         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;



         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;


         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and


         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and


         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.


General Information Regarding Purchases, Exchanges and Redemptions


         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.



         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.



         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary or financial intermediary's failure to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors


         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.



         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.



         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.



         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.


OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.


         For example, at the close of business on March 31, 2004, AIM High Income Municipal Fund - Class A shares had a net asset value per share of $8.74. The offering price, assuming an initial sales charge of 4.75%, therefore was $9.17.


Calculation of Net Asset Value

         AIM Tax-Exempt Cash Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


         The Board has established procedures designed to stabilize the Fund's net asset value at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The procedures also require periodic calculation of net asset value using available market quotations, and a determination of whether such calculation deviates from $1.00 per share. If such a deviation exists and may result in material dilution or is otherwise unfair to investors or existing shareholders, the Board will take such corrective action as it deems necessary and appropriate. Such action may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.



         AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund each determine their net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.

Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. The Funds value all variable rate securities with an unconditional demand or put feature exerciseable within seven (7) days or less are valued at par, which reflects the market value of such securities.


         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

REDEMPTION IN KIND


         Although the Fund generally intends to pay redemption proceeds solely in cash, each Fund reserves the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Each Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing each Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, such Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, generally must, withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. However, backup withholding does not apply to exempt-interest dividends.


         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is AIM Tax-Exempt Cash Fund's intention to distribute substantially all of its net investment income and realized net capital gains. It is AIM High Income Municipal Fund's and AIM Tax-Free Intermediate Fund's intention to distribute a significant portion of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. Dividends begin accruing on the first business day following the day on which a purchase order for shares settles (is paid for), and accrue through the day on which a redemption order is processed. Thus, if a purchase order settles on Friday, dividends will generally begin accruing on the following Monday.


         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock or securities (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. Because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).


         Some of the options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts."
Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both
Section 1256 and Section 1092 unless certain elections are made by the Fund.



         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.



         FUND DISTRIBUTIONS. Each Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of a Fund's taxable year at least 50% of a Fund's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from a Fund will constitute exempt-interest dividends to the extent of a Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to a Fund's shareholders are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.



         AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends paid by a Fund to a non-corporate shareholder may not exceed a maximum rate of 15%. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.



         Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income is subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of such Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund will likely be subject to tax on dividends paid by that Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.


         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.


         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.



         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.


         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".



         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends, exempt-interest dividends and amounts retained by a Fund that are designated as undistributed net capital gains.


         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.



         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, exempt-interest and capital gain dividends differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS


         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of AIM High Income Municipal Fund and AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Tax-Free Intermediate Fund and Class B shares and Class C shares of AIM High Income Municipal Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.



FUND                                   CLASS A     CLASS A3    CLASS B     CLASS C    INVESTOR
                                                                                      CLASS
AIM High Income Municipal Fund         0.25%       N/A         1.00%       1.00%      N/A

AIM Tax-Exempt Cash Fund               0.25%       N/A         N/A         N/A        N/A

AIM Tax-Free Intermediate Fund         N/A         0.35%       N/A         N/A        N/A

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class A3 shares or Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through March 31, 2005, to waive 0.15% of AIM Tax-Exempt Cash Fund Class A shares' Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.


         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B and Class C shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.


         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended March 31, 2004 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended March 31, 2004.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers and with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of AIM High Income Municipal Fund at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve AIM High Income Municipal Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of AIM High Income Municipal Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of AIM High Income Municipal Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of AIM High Income Municipal Fund and its Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each Fund, if applicable, for the last three fiscal years ended March 31 are found in Appendix L.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T            = average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five or ten year periods);
                n       =    number of years; and
                ERV          = ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C shares and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix M.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge, if any, at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; and (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC, if any, on a redemption of shares held for the period; and Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV


Where           P      =   a hypothetical initial payment of $1,000;
                U          = average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period;
                n      =   number of years; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.



         Cumulative total return across a stated period may be calculated as follows:


                                   P(1+V)=ERV


Where           P      =   a hypothetical initial payment of $1,000;
                V          = cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.



         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C shares and Investor Class, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix M.



Calculation of Certain Performance Data



         AIM Tax-Free Intermediate Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Class A3 shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 shares. If the Fund's Class A3 shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3 shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3 shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 shares. If the Fund's Class A3 shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 shares.


         AIM Tax-Exempt Cash Fund may also use a restated or a blended performance calculation to derive certain performance data shown for its Investor Class shares in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Investor Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) the Fund's standardized average annual total returns over one, five and ten years (or since inception if less than ten years), and (ii) the Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:
                                                  n
                                            P(1+T)  = ATV
                                                         D

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                n        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five
                             or ten year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; and (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix M.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:
                                                 n
                                           P(1+T)  = ATVD
                                                         R

Where                  P = a hypothetical initial payment of $1,000;
                       T = average annual total return (after taxes on
                           distributions and redemption);
                       n = number of years; and
                   ATV   = ending value of a hypothetical $1,000 payment made
                      DR at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; and (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class A3, Class B, Class C shares and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix M.

Yield Quotations

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for all other Funds is as follows:
                                                                     6
                                          YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursements).
               c   =    the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
               d   =    the maximum offering price per share on the last day of
                        the period

         The standard formula for calculating annualized yield for AIM Tax-Exempt Cash Fund is as follows:

                           Y = (V1 - V )    x      365
                                      0
                               ---------           ---
                                     V              7
                                      0

         Where       Y    =    annualized yield.
                     V    =    the value of a hypothetical pre-existing
                      0        account in the Fund having a balance of one share
                               at the beginning of a stated seven-day period.
                     V    =    the value of such an account at the end of the
                      1        stated period.

         The standard formula for calculating effective annualized yield for the Fund is as follows:


                                   365/7
                       EY = (Y + 1)      -  1


         Where         EY = effective annualized yield.
                        Y = annualized yield, as
                            determined above.

         The yield and corresponding tax-equivalent yield for each Fund are found in Appendix M. The annualized and effective annualized yield for the Class A and Investor Class shares of AIM Tax-Exempt Cash Fund are also found in Appendix M. In addition, the distribution rate for each Fund is found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age            Forbes                     Nation's Business
Barron's                   Fortune                    New York Times
Best's Review              Hartford Courant           Pension World
Bloomberg                  Inc.                       Pensions & Investments
Broker World               Institutional Investor     Personal Investor
Business Week              Insurance Forum            Philadelphia Inquirer
Changing Times             Insurance Week             The Bond Buyer
Christian Science Monitor  Investor's Business Daily  USA Today
Consumer Reports           Journal of the American    U.S. News & World Report
Economist                  Society of CLU & ChFC      Wall Street Journal
FACS of the Week           Kiplinger Letter           Washington Post

Financial Planning         Money                      CNN
Financial Product News     Mutual Fund Forecaster     CNBC
Financial Services Week                               PBS
Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


 Bank Rate Monitor              Mutual Fund Values (Morningstar)
 Bloomberg                      Stanger
 Donoghue's                     Weisenberger
 Lipper, Inc.


         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Brothers Municipal Bond Index, Lipper High Yield Municipal Debt Fund Index, Lipper Intermediate Muni-Debt Fund Index, Merrill Lynch 3-7 Year Municipal Index and Standard & Poor's 500 Index.

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation; Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Fund's portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                   REGULATORY INQUIRIES AND PENDING LITIGATION


         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.



         As described in the prospectuses for the AIM and INVESCO Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds and an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds.



         In addition, as described more fully below, IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above.



         As described more fully below, civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees.



         Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues may be received by the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and regulatory inquiries. Also, this statement of additional information will be supplemented periodically to disclose developments with respect to the three regulatory actions concerning market timing activity in the INVESCO Funds that are described in the AIM and INVESCO Funds' prospectuses.



Regulatory Inquiries Concerning IFG



         IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds.



Regulatory Inquiries Concerning AIM



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of New York ("NYAG"), the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty, and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief, disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-1.


         The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing.. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-2.



Private Civil Actions Alleging Excessive Advisory and Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors") alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories ofrecovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-3.



Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM and/or AIM Distributors) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-4.



Private Civil Actions alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

         C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

         SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                               As of May 31, 2004


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                               TRUSTEE
 NAME, YEAR OF BIRTH AND        AND/OR
POSITION(S) HELD WITH THE      OFFICER                                                          OTHER TRUSTEESHIP(S)
         TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------      -------        -------------------------------------------       --------------------
INTERESTED PERSONS


Robert H. Graham(1) --  1946        1993     Director and Chairman, A I M Management Group      None
Trustee, Chairman and President              Inc. (financial services holding company);
                                             Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division
                                             (parent of AIM and a global investment
                                             management firm)

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director, Chairman and President, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc. (registered transfer agent),
                                             and Fund Management Company (registered
                                             broker dealer); and Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,   None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer) and INVESCO Distributors, Inc.
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM Division (parent of
                                             AIM and a global investment management firm) [;
                                             and Director and Chairman, INVESCO Distributors,
                                             Inc.]


--------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                               TRUSTEE
 NAME, YEAR OF BIRTH AND        AND/OR
POSITION(S) HELD WITH THE      OFFICER                                                          OTHER TRUSTEESHIP(S)
         TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------     -------        -------------------------------------------       --------------------
                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; Chief Executive Officer, AMVESCAP PLC -
                                             Managed Products; Chairman and Chief Executive
                                             Officer of NationsBanc Advisors, Inc.; and
                                             Chairman of NationsBanc Investments, Inc.

INDEPENDENT TRUSTEES

Bob R. Baker - 1936                 2003     Retired                                            None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939          2001        Retired                                            Badgley Funds, Inc.
Trustee                                                                                         (registered
                                             Formerly:  Partner, law firm of Baker & McKenzie   investment company)

James T. Bunch - 1942            2003        Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Bruce L. Crockett -- 1944        1993        Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Albert R. Dowden -- 1941         2000        Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);

                                             Formerly:  Director, President and Chief           Annuity and Life Re
                                             Executive Officer, Volvo Group North America,      (Holdings), Ltd.
                                             Inc.; Senior Vice President, AB Volvo; and         (insurance company)
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935      1998        Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

                               TRUSTEE
 NAME, YEAR OF BIRTH AND        AND/OR
POSITION(S) HELD WITH THE      OFFICER                                                          OTHER TRUSTEESHIP(S)
         TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------      -------        -------------------------------------------       --------------------

Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)

Carl Frischling -- 1937          1993        Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)

Gerald J. Lewis - 1933           2003        Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA

Lewis F. Pennock -- 1942         1993        Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935          2001        Retired                                            None
Trustee

Louis S. Sklar -- 1939           1993        Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll, Ph.D. - 1942            2003     Retired                                            None
Trustee

                               TRUSTEE
  NAME, YEAR OF BIRTH AND       AND/OR
POSITION(S) HELD WITH THE      OFFICER                                                          OTHER TRUSTEESHIP(S)
         TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------      -------        -------------------------------------------       --------------------

OTHER OFFICERS

Robert G. Alley - 1948              2004     Managing Director, Chief Fixed Income Officer      N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

Kevin M. Carome -- 1956             2003     Director, Senior Vice President, Secretary and     N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                  (financial services holding company) and A I M
                                             Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc., A I M
                                             Distributors, Inc. and AIM Investment
                                             Services, Inc.; Director, Vice President and
                                             General Counsel, Fund Management Company

                                             Formerly: Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.;
                                             and Senior Vice President and General
                                             Counsel, Liberty Funds Group, LLC

Stuart W. Coco -- 1955              1993     Managing Director and Director of Money Market     N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1993     Vice President and Chief Compliance Officer,       N/A
Vice President                               A I M Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President, AIM
                                             Investment Services, Inc.

                               TRUSTEE
  NAME, YEAR OF BIRTH AND       AND/OR
POSITION(S) HELD WITH THE      OFFICER                                                          OTHER TRUSTEESHIP(S)
         TRUST                  SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------      -------        -------------------------------------------       --------------------

Sidney Dilgren -- 1961            2004       Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.

                                             Formerly:  Vice President, A I M Distributors,
                                             Inc.; and Senior Vice President, AIM Investment
                                             Services, Inc.

Karen Dunn Kelley -- 1960         1993       Director of Cash Management, Managing Director     N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

Edgar M. Larsen -- 1940           2002       Director and Executive Vice President, A I M       N/A
Vice President                               Management Groups Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.

                 TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003





                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                     DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
NAME OF TRUSTEE                                 PER FUND                            FUNDS--Registered Trademark--
---------------                      ---------------------------------            ---------------------------------

Robert H. Graham            High Income Municipal Fund      Over $100,000                  Over $100,000

                            Tax-Exempt Cash Fund            Over $100,000

                            Tax-Free Intermediate Fund      Over $100,000

Mark H. Williamson                                -0-                                      Over $100,000

Bob R. Baker                Tax-Exempt Cash Fund               $1 - $10,000                  Over $100,000

Frank S. Bayley                                  - 0 -                                $50,001 - $100,000

James T. Bunch              Tax-Exempt Cash Fund               $1 - $10,000                  Over $100,000

Bruce L. Crockett                                - 0 -                                 $10,001 - $50,000

Albert R. Dowden                                 - 0 -                                     Over $100,000

Edward K. Dunn, Jr.                              - 0 -                                   Over $100,000(3)

Jack M. Fields                                   - 0 -                                   Over $100,000(3)

Carl Frischling                                  - 0 -                                   Over $100,000(3)

Gerald J. Lewis             Tax-Exempt Cash Fund               $1 - $10,000             $50,001 - $100,000

Prema Mathai-Davis                               - 0 -                                    $1 - $10,000(3)

Lewis F. Pennock            Tax-Free Intermediate Fund         $1 - $10,000             $50,001 - $100,000

Ruth H. Quigley                                   -0-                                        $1 -$10,000

Louis S. Sklar                                   - 0 -                                   Over $100,000(3)

Larry Soll, Ph.D.                Tax-Free Intermediate Fund $1 - $10,000                     Over $100,000



----------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C
                           TRUSTEE COMPENSATION TABLE



         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2003:



                                                    RETIREMENT      ESTIMATED
                        AGGREGATE      BENEFITS       ANNUAL           TOTAL
                      COMPENSATION     ACCRUED       BENEFITS      COMPENSATION
                        FROM THE       BY ALL          UPON        FROM ALL AIM
     DIRECTOR           TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)    FUNDS(4)
-------------------   ------------   ------------   ------------   ------------

Bob R. Baker(5)       $      1,499   $     32,635   $    114,131   $    154,554

Frank S. Bayley              3,187        131,228         90,000        159,000

James T. Bunch(5)            1,499         20,436         90,000        138,679

Bruce L. Crockett            3,225         46,000         90,000        160,000

Albert R. Dowden             3,204         57,716         90,000        159,000

Edward K. Dunn, Jr           3,225         94,860         90,000        160,000

Jack M. Fields               3,186         28,036         90,000        159,000

Carl Frischling(6)           3,190         40,447         90,000        160,000

Gerald J. Lewis(5)           1,518         20,436         90,000        142,054

Prema Mathai-Davis           3,207         33,142         90,000        160,000

Lewis F. Pennock             3,207         49,610         90,000        160,000

Ruth H. Quigley              3,207        126,050         90,000        160,000

Louis S. Sklar               3,207         72,786         90,000        160,000

Larry Soll(5)                1,499         48,830        108,090        140,429


----------


(1) Amounts shown are based on the fiscal year ended March 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended March 31, 2004, including earnings thereon, was $11,676.



(2) During the fiscal year ended March 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $5,446.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended March 31, 2004, the Trust paid $11,875 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                              PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES



Reviewed and approved by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003, as revised effective January 8, 2004



A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  o Implement or renew a dead-hand or modified dead-hand poison pill;



                  o Sit on the boards of an excessive number of companies;



                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



                  o Long-term financial performance of the target company relative to its industry;



                  o        Management's track record;

                  o        Portfolio manager's assessment;



                  o        Qualifications of director nominees (both slates);



                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  o        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  o It is not clear that the auditors will be able to fulfill their function;



                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                   o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  o We will generally abstain from shareholder social and environmental proposals.



                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  o We will generally vote for proposals to lower barriers to shareholder action.



                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



TO THE EXTENT THAT A COMMITTEE MEMBER HAS ANY CONFLICT OF INTEREST WITH RESPECT TO A COMPANY OR AN ISSUE PRESENTED, THAT COMMITTEE MEMBER SHOULD INFORM THE PROXY COMMITTEE OF SUCH CONFLICT AND ABSTAIN FROM VOTING ON THAT COMPANY OR ISSUE.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of July 14,2004.


AIM HIGH INCOME MUNICIPAL FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
-------------------                        -------------------        -------------------       -------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Gary T. Crum                                      5.89%*                       --                         --
11 Greenway Plaza, Suite 1919
Houston, TX 77046

Merrill Lynch Pierce Fenner & Smith                 --                      12.29%                     19.58%
FBO the Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor                   5.93%                      7.47%                      6.74%
333 West 34th St.
New York, NY 10001-24002



*      Owned of record and beneficially.

AIM TAX-EXEMPT CASH FUND


                                                                      INVESTOR CLASS
                                             CLASS A SHARES               SHARES
                                            ----------------        -----------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED        PERCENTAGE OWNED
PRINCIPAL HOLDER                               OF RECORD               OF RECORD
--------------------------------------      ----------------        ----------------
Jonathan C. Schoolar, SEP Prop                         26.58%*                    --
6640 Dogwood Creek
Austin, TX 78746-1318

Gary T. Crum                                            7.69%*                    --
11 Greenway Plaza, Suite 1919
Houston, TX 77046

CFP Holdings Ltd. (Partnership)                         6.53%                     --
Attn: Gary Crum
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1100

Serapis Ltd.
Robert H. Graham
Managing General Partner                               12.64%                     --
P. O. Box 1063
Houston, TX 77251-1063

Northwood Investments Ltd
C/O Fund Investment Research
20281 E Country Club Drive, Suite 2601                    --                    8.17%
Aventura, FL 33180-3010



*      Owned of record and beneficially.





AIM TAX-FREE INTERMEDIATE FUND


                                                                              INSTITUTIONAL
                                       CLASS A SHARES    CLASS A3 SHARES      CLASS SHARES**
                                       --------------    ---------------      --------------

                                         PERCENTAGE         PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                        OWNED              OWNED               OWNED
PRINCIPAL HOLDER                         OF RECORD          OF RECORD           OF RECORD
---------------------------------      --------------    ---------------      --------------
Charles T. Bauer                              15.21%*                --                N/A
C/O AIM Management Group Inc.
11 Greenway Plaza, Ste. 100
Houston, TX 77046

Citigroup Global Markets                      10.89%                 --                N/A
House Account
Attn:  Cindy Tempesta 7th Floor
333 West 34th St
New York, NY 10001-24002

Gary T. Crum
11 Greenway Plaza
Suite 100                                      7.07%*                --                N/A
Houston, TX 77046-1113

MMM Investments LP Partnership
222 Vanderpool Ln                                --                6.84%               N/A
Houston, TX 77024-6142

                                                                              INSTITUTIONAL
                                       CLASS A SHARES    CLASS A3 SHARES      CLASS SHARES**
                                       --------------    ---------------      --------------

                                         PERCENTAGE         PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                        OWNED              OWNED               OWNED
PRINCIPAL HOLDER                         OF RECORD          OF RECORD           OF RECORD
---------------------------------      --------------    ---------------      --------------

Transco & Co
FBO Intrust Bank
Attn:  Paula S. Parker/Trust Dept                --               17.80%               N/A
P.O. Box 523
Belleville, IL 62222-0523



*      Owned of record and beneficially.



** Institutional Class shares of the Fund have not commenced operation as of the date of this Statement of Additional Information.


MANAGEMENT OWNERSHIP


         As of July 14, 2004, the trustees and officers as a group owned less than 1% of the outstanding Class A, Class B and Class C shares of AIM High Income Municipal Fund, Class A and Investor Class shares of AIM Tax-Exempt Cash Fund and Class A shares of AIM Tax-Free Intermediate Fund. In addition, as of July 14, 2004, the trustees and officers as a group owned 1.15% of the outstanding Class A3 shares of AIM Tax-Exempt Cash Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended March 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


FUND NAME                          2004                                  2003                                 2002
                   ------------------------------------  ------------------------------------  -------------------------------------

                                                NET                                  NET                                     NET
                   MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
                   FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID
                   -----------  -----------  ----------  -----------  -----------  ----------  -----------  ------------ -----------
AIM High Income
Municipal Fund     $   875,584  $   757,903  $  117,681  $   752,845  $   622,928  $  129,917  $   665,282  $    575,781  $   89,501


AIM Tax-Exempt
Cash Fund              300,788            0     300,788      211,650          -0-     211,650      209,111           -0-     209,111


AIM Tax-Free
Intermediate Fund    1,529,052            0   1,529,052    1,755,643          -0-   1,755,643    2,125,522           -0-   2,125,522


                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:




         FUND NAME                                2004             2003             2002
--------------------------                   ------------     ------------     ------------

AIM High Income
Municipal Fund                               $     50,000     $     50,000     $     50,000


AIM Tax-Exempt Cash Fund                           50,000           50,000           50,000


AIM Tax-Free
Intermediate Fund                                 127,673          125,375          123,004


                                   APPENDIX H

                              BROKERAGE COMMISSIONS



         During the last three fiscal years ended March 31, 2004 the Funds did not pay brokerage commissions.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS



         During the last fiscal year ended March 31, 2004, the Funds did not pay directed brokerage commissions.



         During the last fiscal year ended March 31, 2004, none of the Funds purchased securities of their "regular" brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the year ended March 31, 2004 is as follows:




                                         CLASS A            CLASS A3         CLASS B         CLASS C        INVESTOR CLASS
FUND                                      SHARES             SHARES          SHARES           SHARES           SHARES**
-------------------------------        ------------      ------------     ------------     ------------     --------------
AIM High Income Municipal Fund         $    215,946               N/A     $    440,025     $    155,498              N/A

AIM Tax-Exempt Cash Fund               $     76,840*              N/A              N/A              N/A            [N/A]

AIM Tax-Free Intermediate Fund                  N/A      $    218,930              N/A              N/A              N/A



* Under the Class A Plan, the amount payable to AIM Distributors was $192,099; however, AIM Distributors waived fees in the amount of $115,259.



** Information on Investor Class shares is for the period September 30, 2003 (the date Investor Class shares commenced operations) to March 31, 2004.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS



         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended March 31, 2004 is as follows:



                                                           PRINTING &                   UNDERWRITERS      DEALERS
                                            ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                           ------------   ------------   ------------   ------------   ------------
AIM High Income Municipal Fund..........   $        -0-   $        -0-   $        -0-   $        -0-   $    215,946
AIM Tax-Exempt Cash Fund................            -0-            -0-            -0-            -0-         76,839



         An estimate by category of the allocation of actual fees paid by Class A3 shares of AIM Tax-Free Intermediate Fund during the year ended March 31, 2004 follows:




                                                           PRINTING &                   UNDERWRITERS     DEALERS
                                            ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                           ------------   ------------   ------------   ------------   ------------

AIM Tax-Free Intermediate Fund .........   $     15,058   $      2,299   $      8,515   $        -0-   $    193,058



         An estimate by category of the allocation of actual fees paid by Class B Shares of AIM High Income Municipal Fund during the year ended March 31, 2004 follows:




                                                           PRINTING &                   UNDERWRITERS     DEALERS
                                            ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                           ------------   ------------   ------------   ------------   ------------

AIM High Income Municipal Fund .........   $      4,198   $        706   $      2,942   $    330,018   $    102,161



         An estimate by category of the allocation of actual fees paid by Class C shares of AIM High Income Municipal Fund during the year ended March 31, 2004 follows:





                                                           PRINTING &                   UNDERWRITERS      DEALERS
                                            ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                           ------------   ------------   ------------   ------------   ------------

AIM High Income Municipal Fund .........   $      2,691   $        367   $      2,039   $     45,881   $    104,520

                                   APPENDIX L

                               TOTAL SALES CHARGES



         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended March 31.




                                                     2004                        2003                          2002
                                           -------------------------   -------------------------   --------------------------

                                              SALES        AMOUNT         SALES         AMOUNT        SALES         AMOUNT
                                             CHARGES      RETAINED       CHARGES       RETAINED      CHARGES       RETAINED
                                           -----------   -----------   -----------   -----------   -----------   -----------

AIM High Income Municipal Fund .........   $   407,059   $    76,844   $   210,571   $    36,027   $   399,804   $    74,990
AIM Tax-Free Intermediate Fund .........        50,027        14,229       227,339        61,560       642,808       170,715



         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders of AIM High Income Municipal Fund and Class A shareholders of AIM Tax-Free Intermediate Fund and retained by AIM Distributors for the last three fiscal years ended March 31:




                                               2004          2003             2002
                                           ------------   ------------    ------------

AIM High Income Municipal Fund .........   $     33,738   $     23,115    $      4,584
AIM Tax-Free Intermediate Fund .........          6,216         33,803*            -0-


                                   APPENDIX M

                                PERFORMANCE DATA



AVERAGE ANNUAL TOTAL RETURNS


         The average annual total returns (including sales loads) for the named Funds, with respect to its Class A shares, for the one, five and ten year periods (or since inception, if less than ten years) ended March 31 are as follows:



                                                             PERIODS ENDED
                                                            MARCH 31, 2004
                                                  --------------------------------        SINCE           INCEPTION
         CLASS A SHARES:                          1 YEAR       5 YEARS    10 YEARS      INCEPTION            DATE
         --------------                           ------       -------    --------      ---------         ---------
AIM High Income Municipal Fund                     2.21%        2.40%         N/A           3.04%          01/02/98
AIM Tax-Exempt Cash Fund                           0.41%        1.96%        2.41%           N/A           09/22/82
AIM Tax-Free Intermediate Fund                     2.98%        5.07%        5.39%           N/A           05/11/87



         The average annual total returns for the named Fund, with respect to its Class A3 shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:




                                                            PERIODS ENDED
                                                            MARCH 31, 2004*
                                                   ---------------------------------     SINCE         INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------                           ------       -------     --------    ---------      ---------
AIM Tax-Free Intermediate Fund                      3.67%        4.89%        5.12%        N/A          05/11/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.



** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


         The average annual total returns (including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception, if less than ten years) ended March 31 are as follows:


                                                             PERIODS ENDED
                                                            MARCH 31, 2004
                                                   --------------------------------       SINCE          INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION          DATE
         --------------                            ------       -------    --------      ---------       ---------
AIM High Income Municipal Fund                     1.51%        2.30%          N/A          3.06%         01/02/98


         The average annual total returns (including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception, if less than ten years) ended March 31 are as follows:


                                                            PERIODS ENDED
                                                            MARCH 31, 2004
                                                   --------------------------------       SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION        DATE
         --------------                            ------       -------    --------      ---------     ---------

AIM High Income Municipal Fund                     5.51%         2.61%         N/A          3.06%      01/02/98



         The average annual total returns for the named Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                       PERIODS ENDED
                                      MARCH 31, 2004*
                                ------------------------------      SINCE         INCEPTION
  INVESTOR CLASS SHARES:        1 YEAR    5 YEARS     10 YEARS    INCEPTION         DATE**
  ---------------------         ------    -------     --------    ---------       ----------
AIM Tax-Exempt Cash Fund         0.46%     1.97%        2.42%        N/A          09/22/82


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.


** The inception date shown in the table is that of AIM Tax-Exempt Cash Fund's Class A shares. The inception date of the Fund's Investor Class shares is September 30, 2003.



CUMULATIVE TOTAL RETURNS


         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:


                                                           PERIODS ENDED
                                                           MARCH 31, 2004
                                                  -------------------------------        SINCE        INCEPTION
         CLASS A SHARES:                          1 YEAR      5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                           ------      -------    --------      ---------      ---------
AIM High Income Municipal Fund                     2.21%       12.59%         N/A          20.57%       01/02/98
AIM Tax-Exempt Cash Fund                           0.41%       10.19%       26.92%           N/A        09/22/82
AIM Tax-Free Intermediate Fund                     2.98%       28.07%       69.04%           N/A        05/11/87



         The cumulative total returns for the named Fund, with respect to its Class A3 shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:




                                                             PERIODS ENDED
                                                            MARCH 31, 2004*
                                                   ---------------------------------     SINCE         INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------                           ------       -------     --------    ---------      ---------
AIM Tax-Free Intermediate Fund                       3.67%       26.98%       64.78%        N/A        05/11/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.


** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                                              PERIODS ENDED
                                                             MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------

AIM High Income Municipal Fund                     1.51%         12.03%        N/A         20.69%         01/02/98


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                                              PERIODS ENDED
                                                             MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------

AIM High Income Municipal Fund                     5.51%         13.77%        N/A         20.67%       01/02/98



         The cumulative annual total returns for the named Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:




                                                             PERIODS ENDED
                                                            MARCH 31, 2004*
                                                   ---------------------------------      SINCE        INCEPTION
         INVESTOR CLASS SHARES:                    1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------------                     ------       -------     --------    ---------      ----------
AIM Tax-Exempt Cash Fund                            0.46%        10.25%      26.98%        N/A          09/22/82


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.


** The inception date shown in the table is that of AIM Tax-Exempt Cash Fund's Class A shares. The inception date of the Fund's Investor Class shares is September 30, 2003.



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions and including sales loads) for the named Funds, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                                            PERIODS ENDED
                                                           MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS A SHARES                            1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------
AIM High Income Municipal Fund                     2.21%        2.40%          N/A          3.04%       01/02/98
AIM Tax-Free Intermediate Fund                     2.98%        5.06%         5.38%          N/A        05/11/87

         The average annual total returns (after taxes on distributions) for the named Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended March 31 are as follows:




                                                              PERIODS ENDED
                                                             MARCH 31, 2004*
                                                   ---------------------------------      SINCE         INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE**
         ---------------                           ------       -------     --------    ---------       ---------
AIM Tax-Free Intermediate Fund                     3.67%          4.88%        5.12%        N/A          05/11/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.


** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:


                                                             PERIODS ENDED
                                                             MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------
AM High Income Municipal Fund                      1.51%          2.30%        N/A          3.06%        01/02/98


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                                            PERIODS ENDED
                                                           MARCH 31, 2004
                                                   --------------------------------        SINCE       INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION        DATE
         --------------                            ------       -------    --------      ---------     ---------
AIM High Income Municipal Fund                     5.51%          2.61%        N/A          3.05%      01/02/98






AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales loads) for the named Funds, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:

                                                             PERIODS ENDED
                                                            MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         ---------------                           ------       -------    --------      ---------      ---------
AIM High Income Municipal Fund                     3.51%          2.86%        N/A          3.40%       01/02/98
AIM Tax-Free Intermediate Fund                     3.37%          4.94%       5.27%          N/A        05/11/87



         The average annual total returns (after taxes on distributions and redemption) for the named Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended March 31 are as follows:




                                                              PERIODS ENDED
                                                             MARCH 31, 2004*
                                                   ---------------------------------      SINCE       INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------                           ------       -------     --------    ---------     ---------
AIM Tax-Free Intermediate Fund                       3.70%        4.77%        5.03%        N/A        05/11/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.


** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                                             PERIODS ENDED
                                                            MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------
AM High Income Municipal Fund                      2.88%          2.70%        N/A          3.33%       01/02/98


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:




                                                             PERIODS ENDED
                                                            MARCH 31, 2004
                                                   --------------------------------        SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------                            ------       -------    --------      ---------      ---------
AIM High Income Municipal Fund                     5.48%          2.96%        N/A          3.33%       01/02/98



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for the named Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:

YIELDS



         The yields and corresponding tax-equivalent yields for each of the named Funds are as follows:




                                                                                30 DAYS ENDED
                                                                                MARCH 31, 2004
                                            CLASS A       CLASS A3     CLASS B      CLASS C          INVESTOR CLASS
                                            -------       --------     -------  ---------------      --------------
AIM High Income Municipal Fund
         30-Day SEC Yield                      5.34%         N/A        4.85%           4.85%              N/A
         Tax-Equivalent Yield(1)               8.22%         N/A        7.46%           7.46%              N/A

AIM Tax-Exempt Cash Fund
         30-Day SEC Yield                      0.36%         N/A         N/A             N/A              0.47%
         Tax-Equivalent Yield(1)               0.55%         N/A         N/A             N/A              0.72%

AIM Tax-Free Intermediate Fund
         30-Day SEC Yield                      1.82%        1.49%        N/A             N/A               N/A
         Tax-Equivalent Yield(1)               2.80%        2.29%        N/A             N/A               N/A



         The annualized and effective annualized yields for the Class A shares and Investor Class shares of the named Fund are as follows:




                                                                             7 DAYS ENDED
                                                                            MARCH 31, 2004
                                                                     -----------------------------
                                                                     CLASS A        INVESTOR CLASS
                                                                     -------        --------------
AIM Tax-Exempt Cash Fund
         Annualized Yield                                               0.36%             0.47%
         Effective Annualized Yield                                     0.37%             0.47%


----------


(1) Assumes a federal tax rate of 35.0% calculated on the percentage of non-taxable income.



DISTRIBUTION RATES


       The distribution rates for each of the named Funds are as follows:



                                                                         30 DAYS ENDED
                                                                         MARCH 31, 2004
                                                   ---------------------------------------------------------------
                                                   CLASS A     CLASS A3     CLASS B     CLASS C     INVESTOR CLASS
                                                   -------     --------     -------     -------     --------------
AIM High Income Municipal Fund                       5.69%        N/A          5.24%       5.24%         N/A
AIM Tax-Free Intermediate Fund                       4.01%       3.70%          N/A         N/A          N/A

                                  APPENDIX N-1
                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG, AIM, AIM Management, AMVESCAP and/or certain related entities and individuals and are related to the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the Attorney General of the State of New York and the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been conditionally or finally transferred to the United States District Court for the District of Maryland in accordance with the directive of the Judicial Panel on Multidistrict Litigation (Case No. 04-MD-15864; In Re AIM, Artisan, INVESCO, Strong and T. Rowe Price Mutual Fund Litigation). The plaintiffs in one of these lawsuits (Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) continue to seek remand to state court.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER,

         EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO

         MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND

         JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL

         SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of

         Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO

         SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

                                  APPENDIX N-2
 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX N-3
      PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX N-4
             PENDING LITIGATION ALLEGING IMPROPER DISTRIBUTION FEES
                             CHARGED TO CLOSED FUNDS




         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM and/or AIM Distributors and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM Distributors. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX N-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM and INVESCO Funds and allege that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees."

                              FINANCIAL STATEMENTS



                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM High Income Municipal Fund and the Board of Trustees of AIM Tax-Exempt Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Income Municipal Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Income Municipal Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.04%

ARIZONA-2.28%

Pima (County of) Industrial Development
  Authority; Health Care Facilities Series
  2000 A RB
    8.25%, 11/15/22                            $ 640    $    658,144
--------------------------------------------------------------------
    8.50%, 11/15/32                              400         414,736
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Educational Facilities Series 2003 IDR
  7.25%, 08/01/19                                830         841,080
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Series 2002 RB
    6.50%, 12/01/09 (Acquired 03/12/04; Cost
    $364,730)(a)                                 365         362,781
--------------------------------------------------------------------
    7.00%, 12/01/12 (Acquired 03/28/02; Cost
    $800,000)(a)                                 800         796,312
--------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Hospital
  Series 2001 IDR
  5.80%, 12/01/31                                500         529,590
====================================================================
                                                           3,602,643
====================================================================

CALIFORNIA-2.18%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19                              1,000       1,105,120
--------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30                                390         425,595
--------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A RB
  7.00%, 01/01/34                                900         922,923
--------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namor
  University); Series 2003 RB
  6.50%, 10/01/23                              1,000         995,080
====================================================================
                                                           3,448,718
====================================================================

COLORADO-9.90%

Antelope Heights Metropolitan District;
  Limited Tax Series 2003 GO
  8.00%, 12/01/23                                500         503,650
--------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited
  Tax Series 2003 GO
  7.50%, 12/01/33                                500         501,925
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2002 B GO
  8.05%, 12/01/32                                500         511,490
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  8.05%, 12/01/32                                750         761,482
--------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  7.00%, 12/01/23                                500         503,595
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30                              $1,195   $  1,294,663
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Compass Montessori Project); Series
  2002 R-1 RB
  8.00%, 02/15/32                              1,000       1,030,860
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Denver
  Arts School Project); Series 2003 RB
  8.00%, 05/01/34                                500         502,680
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Excel
  Academy Project); Series 2003 RB
  7.30%, 12/01/23                                570         557,431
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22                                500         502,410
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/31                                500         531,125
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Charter Project); Series
  2003 RB
  7.75%, 10/15/33                                750         752,460
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
    7.25%, 03/01/22                              500         519,910
--------------------------------------------------------------------
    7.25%, 03/01/32                              500         516,800
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
    6.13%, 06/01/21                              150         153,160
--------------------------------------------------------------------
    6.25%, 06/01/31                              500         510,045
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Project); Series 2003 RB
  7.00%, 11/01/23                                500         496,540
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31                                500         553,070
--------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
  County); Limited Tax Series 2003 GO
  7.50%, 12/01/27                                750         746,182
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Denver (City of) Health & Hospital Authority;
  Health Care Facilities Series 2001 A RB
  6.00%, 12/01/31                              $ 500    $    505,145
--------------------------------------------------------------------
Montrose (County of) (The Volunteers of
  America Homestead at Montrose); Health Care
  Facilities Series 2003 A RB
    5.75%, 02/01/15                              250         252,195
--------------------------------------------------------------------
    6.75%, 02/01/22                              200         203,372
--------------------------------------------------------------------
    7.00%, 02/01/25                              800         816,392
--------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19                                585         620,246
--------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax
  Series 2003 GO
  7.00%, 12/01/33                                750         760,672
--------------------------------------------------------------------
University of Northern Colorado Auxiliary
  Facilities System; Refunding & Improvement
  Series 2001 RB
  5.00%, 06/01/23(b)                           1,000       1,040,790
====================================================================
                                                          15,648,290
====================================================================

DISTRICT OF COLUMBIA-0.46%

District of Columbia Tobacco Settlement
  Financing Corp.; Asset-Backed Series 2001
  RB
  6.50%, 05/15/33                                750         721,567
====================================================================

FLORIDA-7.52%

Beacon Lakes Community Development District;
  Special Assessment Series 2003 A RB
  6.90%, 05/01/35                                750         773,842
--------------------------------------------------------------------
Concorde Estates Community Development
  District; Capital Improvement Series 2004 B
  RB
  5.00%, 05/01/11                                500         495,720
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 A RB
  8.38%, 05/01/17                                475         536,232
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 B RB
  8.38%, 05/01/17                                370         394,583
--------------------------------------------------------------------
Fishhawk Community Development District;
  Special Assessment Series 1996 GO
  7.63%, 05/01/18                                780         831,581
--------------------------------------------------------------------
Fishhawk Community Development District II;
  Special Assessment Series 2003 B RB
  5.00%, 11/01/07                                900         901,278
--------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Special Assessment
  Series 2003 RB
  6.38%, 05/01/35                                500         525,350
--------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Health Care Facilities Series 2002 A RB
  6.75%, 10/01/32                              1,250       1,282,125
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19                              1,000       1,038,460
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
FLORIDA-(CONTINUED)

Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34                              $1,000   $    892,130
--------------------------------------------------------------------
Orlando (City of) Urban Community Development
  District; Capital Improvement Special
  Assessment Series 2001 A RB
  6.95%, 05/01/33                              1,000       1,062,380
--------------------------------------------------------------------
Poinciana Community Development District;
  Special Assessment Series 2000 A GO
  7.13%, 05/01/31                              1,000       1,064,340
--------------------------------------------------------------------
Reunion East Community Development District;
  Special Assessment Series 2002 A GO
  7.38%, 05/01/33                              1,000       1,078,200
--------------------------------------------------------------------
Seven Oaks Community Development District II;
  Special Assessment Series 2003 B RB
  5.30%, 11/01/08                                615         617,325
--------------------------------------------------------------------
Sumter (County of) Industrial Development
  Authority (Wecare Nursing Center Project);
  Health Care Facilities Series 1999 A RB
  6.75%, 04/01/29(c)(d)                        1,405         397,320
====================================================================
                                                          11,890,866
====================================================================

GEORGIA-3.66%

Atlanta (City of) (Atlantic Station Project);
  Tax Allocation Series 2001 RB
    7.90%, 12/01/24                              750         791,452
--------------------------------------------------------------------
    7.75%, 12/01/14                              750         787,717
--------------------------------------------------------------------
Fulton (County of) (Canterbury Court
  Project); Residential Care Facilities
  Series 2004 A RB
    6.13%, 02/15/26                              500         494,790
--------------------------------------------------------------------
    6.13%, 02/15/34                              200         194,276
--------------------------------------------------------------------
Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28 (Acquired 02/18/98; Cost
  $780,000)(a)(c)                                780         569,400
--------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
    6.40%, 02/01/19(c)                           700         511,000
--------------------------------------------------------------------
    6.50%, 02/01/28                              225         164,250
--------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 RB
  7.50%, 01/01/26(e)                           1,500       1,505,205
--------------------------------------------------------------------
Savannah (City of) Economic Development
  Authority (Marshes of Skidaway); First
  Mortgage Series 2003 A RB
  7.40%, 01/01/24                                750         766,830
====================================================================
                                                           5,784,920
====================================================================

ILLINOIS-6.00%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 RB
    5.95%, 12/15/12                              275         282,199
--------------------------------------------------------------------
    6.05%, 12/15/13                              475         486,680
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Chicago (City of) (Lake Shore East Project);
  Special Assessment Series 2003 RB
    6.63%, 12/01/22                            $ 500    $    504,505
--------------------------------------------------------------------
    6.75%, 12/01/32                              500         502,690
--------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(f)(g)                        1,952       1,952,000
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 2003 A RB
  7.00%, 11/15/32                                800         812,208
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14                                500         518,920
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
    5.70%, 02/15/24                              850         547,077
--------------------------------------------------------------------
    5.85%, 02/15/20                              350         225,218
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31                              1,000       1,007,930
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000 RB
  6.88%, 11/15/30                                695         757,640
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa of St. Benedict); Series
  2003 A-1 RB
  6.90%, 11/15/33                                500         505,190
--------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.00%, 12/15/28(b)                           1,250       1,292,750
--------------------------------------------------------------------
St. Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank)
  7.50%, 11/01/13 (Acquired 01/12/98; Cost
  $90,438)(a)(f)                                  85          85,050
====================================================================
                                                           9,480,057
====================================================================

INDIANA-0.66%

Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR
  5.75%, 08/01/21                              1,000       1,038,720
====================================================================

IOWA-1.29%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Sr. Housing Series 2004 RB
  6.00%, 12/01/23                                500         495,905
--------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Health Care Facilities
  Series 2003 RB
  6.50%, 10/01/20                                750         763,972
--------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A RB
  7.25%, 11/15/26                                750         781,815
====================================================================
                                                           2,041,692
====================================================================

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE

KANSAS-2.10%

Hutchinson (City of) (Wesley Towers Inc.);
  Refunding & Improvement Health Care
  Facilities Series 1999 A RB
  6.25%, 11/15/19                              $ 750    $    726,000
--------------------------------------------------------------------
Lawrence (City of) (Holiday Inn Project);
  Refunding Commercial Development Sr. Series
  1997 A RB
  8.00%, 07/01/16                                 40          37,428
--------------------------------------------------------------------
Olathe (City of) (Aberdeen Village Inc.); Sr.
  Living Facilities Series 2000 A RB
    7.00%, 05/15/20                              200         205,404
--------------------------------------------------------------------
    7.50%, 05/15/24                              330         340,649
--------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32                              2,000       2,016,880
====================================================================
                                                           3,326,361
====================================================================

KENTUCKY-0.87%

Jefferson (County of) (Beverly Enterprises
  Inc. Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 08/01/07                                435         437,275
--------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 B RB
  7.25%, 02/01/22                                500         449,790
--------------------------------------------------------------------
Newport (City of) Public Properties Corp.
  (Public Parking & Plaza); First Mortgage
  Series 2000 A-1 RB
  8.50%, 01/01/27                                500         487,445
====================================================================
                                                           1,374,510
====================================================================

MARYLAND-3.11%

Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Financing Series
  2002 RB
  5.00%, 07/01/12                                500         506,540
--------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Special Obligations Series 2003
  RB
  7.00%, 07/01/33                                968         989,509
--------------------------------------------------------------------
Howard (County of); Retirement Community
  Series 2000 A RB
  7.88%, 05/15/10(h)(i)                          780       1,017,019
--------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Refunding Hospital Series 2004 RB
    5.38%, 08/15/24                              750         745,815
--------------------------------------------------------------------
    5.50%, 08/15/33                              500         505,475
--------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30                              1,000       1,146,310
====================================================================
                                                           4,910,668
====================================================================

MASSACHUSETTS-0.64%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/16                                500         520,285
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House);
  Refunding Series 1999 A RB
  6.88%, 01/01/29                              $ 500    $    489,690
====================================================================
                                                           1,009,975
====================================================================

MICHIGAN-3.07%

Garden City Hospital Finance Authority
  (Garden City Hospital Obligated Group);
  Refunding Hospital Series 1998 A RB
  5.75%, 09/01/17                                500         415,260
--------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16                                920         923,202
--------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18                                500         489,350
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy of Arts & Science); Public
  School Series 2001 A RB
  7.90%, 10/01/21                                500         521,335
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy); Public
  School Series 2001 RB
  7.75%, 10/01/31                                500         517,040
--------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding
  Limited Obligation Series 2001 C PCR
  5.45%, 09/01/29                                500         526,395
--------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City
  Hotel); Series 2002 RB
    7.50%, 04/01/33                            1,000         961,300
--------------------------------------------------------------------
    7.88%, 04/01/22                              500         503,775
====================================================================
                                                           4,857,657
====================================================================

MINNESOTA-8.97%

Buhl (City of) Nursing Home (Forest Health
  Services Project); Series 2003 A RB
    6.40%, 08/01/23                              575         578,990
--------------------------------------------------------------------
    6.75%, 08/01/27                              500         502,780
--------------------------------------------------------------------
Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's); Health Care Facilities Series 2004
  RB
  4.75%, 02/15/28                              1,000         976,220
--------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Health Care Facilities
  Series 2002 A RB
    6.63%, 12/01/22                              250         266,057
--------------------------------------------------------------------
    6.63%, 12/01/30                              250         261,015
--------------------------------------------------------------------
Fairmont (City of) (The Homestead-GEAC LLC
  Project); Housing Facilities Series 2002
  A-1 RB
  7.25%, 04/01/22                                915         924,937
--------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Health Care Facilities
  Series 2001 RB
    7.40%, 04/01/21                              250         272,617
--------------------------------------------------------------------
    7.50%, 04/01/31                              500         541,915
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
MINNESOTA-(CONTINUED)

Minneapolis (City of) (Ebenezer Society
  Project); Health Care Facility Series 1993
  A RB
  7.00%, 07/01/12                              $ 100    $    100,601
--------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Health Care Facility Series
  1999 A RB
  6.00%, 04/01/10                                755         746,786
--------------------------------------------------------------------
Minneapolis (City of) (St. Anthony Falls
  Project); Refunding Tax Increment Series
  2004 RB
  5.75%, 02/01/27                                605         595,501
--------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Housing Development-Eventide
  Project); Refunding Multifamily Housing
  Series 1998 A RB
  6.00%, 06/01/18                                500         502,850
--------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project); Sr.
  Housing Series 1997 RB
  6.75%, 04/01/15                                600         604,356
--------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Lease Series 2004 A RB
    6.50%, 12/01/22                              925         920,440
--------------------------------------------------------------------
    6.75%, 12/01/33                              150         149,124
--------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Refunding Health Care & Housing
  Series 2003 A RB
    5.38%, 08/01/12                              165         172,276
--------------------------------------------------------------------
    5.50%, 08/01/13                              195         197,125
--------------------------------------------------------------------
    6.25%, 08/01/19                            1,100       1,142,053
--------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002
  RB
    7.00%, 10/01/23(e)                           495         490,332
--------------------------------------------------------------------
    7.45%, 10/01/32(e)                           155         153,374
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School
  Project); Lease Series 2002 A RB
  7.50%, 12/01/31                                890         874,096
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Lease Series 2001 A RB
  7.38%, 12/01/19                                900         968,328
--------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Hotel Facilities Series
  1999 2 RB
  7.38%, 08/01/29                              1,225       1,251,325
--------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
  Project); Refunding Lease Series 2002 A RB
    7.38%, 12/01/24                              250         244,273
--------------------------------------------------------------------
    7.50%, 12/01/31                              750         730,718
====================================================================
                                                          14,168,089
====================================================================

MISSOURI-2.83%

Des Peres (City of) (West County Center
  Project); Refunding Tax Increment Series
  2002 A RB
  5.75%, 04/15/20                              1,000       1,017,660
--------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Refunding & Improvement Tax Increment
  Series 2001 RB
  7.00%, 10/01/21                              1,050       1,139,481
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MISSOURI-(CONTINUED)

Hazelwood Transportation Development District
  (370 Missouri Bottom Road/Taussig Road);
  Tax Increment Series 2002 RB
    7.00%, 05/01/22                            $ 750    $    784,523
--------------------------------------------------------------------
    7.20%, 05/01/33                              500         524,560
--------------------------------------------------------------------
St. Louis (City of) Industrial Development
  Authority (Ranken-Jordan Project); Health
  Facilities Series 2003 A IDR
  6.50%, 11/15/23                              1,000       1,007,010
====================================================================
                                                           4,473,234
====================================================================

NEVADA-1.24%

Boulder City (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22                              1,000         869,400
--------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22                                550         562,320
--------------------------------------------------------------------
University of Nevada (Community College
  System); Series 2002 A RB
  5.40%, 07/01/31(b)                             500         530,675
====================================================================
                                                           1,962,395
====================================================================

NEW HAMPSHIRE-1.63%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19                              1,050       1,059,471
--------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Huntington at
  Nashua); Series 2003 A RB
    6.88%, 05/01/23                              750         753,960
--------------------------------------------------------------------
    6.88%, 05/01/33                              750         747,878
--------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Daniel Webster
  College); Series 1994 RB
  7.63%, 07/01/04(h)(i)                           10          10,357
====================================================================
                                                           2,571,666
====================================================================

NEW JERSEY-3.52%

New Jersey (State of) Economic Development
  Authority (Cedar Crest Village Inc.
  Facility); Retirement Community Services
  Series 2001 A RB
  7.25%, 11/15/21                                500         519,725
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2000 RB
    7.00%, 11/15/30(e)                           500         440,725
--------------------------------------------------------------------
    7.20%, 11/15/30(e)                           425         383,852
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2003 RB
  9.00%, 06/01/33(e)                             500         513,345
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
    8.00%, 04/01/23                              800         823,208
--------------------------------------------------------------------
    8.00%, 04/01/31                              500         511,235
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care Facilities
  Financing Authority (Pascack Valley
  Hospital Association); Series 2003 RB
  6.50%, 07/01/23                              $ 500    $    522,870
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
    7.25%, 07/01/14                               50          51,753
--------------------------------------------------------------------
    7.25%, 07/01/27                            1,750       1,792,350
====================================================================
                                                           5,559,063
====================================================================

NEW YORK-4.11%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 RB
  8.55%, 11/15/32                              1,000       1,081,410
--------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Staten Island University Hospital
  Project); Civic Facility Series 2002 C RB
  6.45%, 07/01/32                                390         400,234
--------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Refunding Solid Waste Disposal Facility
  Series 1998 IDR 7.00%, 11/01/30(e)           2,000       2,100,120
--------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C RB
  7.00%, 08/01/31                                550         550,633
--------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR
  6.38%, 12/01/17(e)                             350         314,139
--------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage Series
  2001 A RB
    7.38%, 03/01/21                              350         362,082
--------------------------------------------------------------------
    7.38%, 03/01/31                              500         513,905
--------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Sr.
  Housing Inc.); Continuing Care Retirement
  Series 2000 A RB
    7.00%, 07/01/21                              600         637,836
--------------------------------------------------------------------
    7.38%, 07/01/30                              500         534,135
====================================================================
                                                           6,494,494
====================================================================

NORTH CAROLINA-0.49%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Community Project); First Mortgage Health
  Care Facilities Series 2002 RB
  6.38%, 03/01/32                                500         513,185
--------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); First
  Mortgage Retirement Facilities Series 2002
  RB
  6.38%, 09/01/32                                250         256,275
====================================================================
                                                             769,460
====================================================================

NORTH DAKOTA-0.29%

Grand Forks (City of) (4000 Valley Square
  Project); Special Term Sr. Housing Series
  1997 RB
  6.38%, 12/01/34                                485         465,144
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

OHIO-2.67%

Cuyahoga (County of) (Canton Inc. Project);
  Hospital Facilities Series 2000 RB
  7.50%, 01/01/30                              $ 750    $    838,620
--------------------------------------------------------------------
Cuyahoga (County of) Port Authority; Special
  Assessment Tax Increment Series 2001 RB
  7.35%, 12/01/31                              1,000       1,064,240
--------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian);
  Health Care Facilities Series 2001 A RB
  7.13%, 07/01/29                                500         541,230
--------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.50%, 08/15/20                                500         532,245
--------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.55%, 08/15/24                                500         532,740
--------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Refunding Hospital Improvement
  Series 1998 RB
  6.25%, 08/01/18                                745         709,069
====================================================================
                                                           4,218,144
====================================================================

OKLAHOMA-0.42%

Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31                                625         656,231
====================================================================

OREGON-1.00%

Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003 RB
  7.00%, 12/01/21                              1,555       1,574,469
====================================================================

PENNSYLVANIA-9.37%

Allegheny (County of) Hospital Development
  Authority (Covenant at South Hills); Series
  2001 A RB
    8.63%, 02/01/21                              500         510,875
--------------------------------------------------------------------
    8.75%, 02/01/31                              500         503,555
--------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28                                500         466,125
--------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR
  7.63%, 05/01/25                              1,600       1,721,088
--------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A RB
    6.90%, 01/01/22                              500         513,845
--------------------------------------------------------------------
    7.00%, 01/01/34                              500         513,815
--------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); Refunding First Mortgage
  Series 1999 RB
  6.38%, 12/01/19                              1,000       1,013,910
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08 (Acquired 02/22/01; Cost
  $500,000)(a)                                 $ 500    $    508,675
--------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community); Sr.
  Living Facilities Series 1999 RB
  6.25%, 08/15/29                                750         751,553
--------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); Refunding
  First Mortgage Series 1998 A RB
  6.50%, 11/01/18(c)(d)                        1,000         712,470
--------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Retirement Community Series 2002 A RB
  7.13%, 01/01/25                                700         706,986
--------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Health Center-Saint Anne's Home); Series
  1999 RB
  6.63%, 04/01/28                                500         501,935
--------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A RB
    7.60%, 05/01/22                              250         260,363
--------------------------------------------------------------------
    7.63%, 05/01/31                              500         519,660
--------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Center);
  Health & Housing Facilities Sr. Series 2001
  B RB
  7.50%, 11/15/31                              1,000       1,002,110
--------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
    7.63%, 11/01/21                              250         271,885
--------------------------------------------------------------------
    7.75%, 11/01/33                              750         814,133
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/30                              1,340       1,366,854
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 D RB
  7.38%, 12/01/04(h)(i)                          110         115,537
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
    6.63%, 07/01/19(c)(d)                      1,250         252,113
--------------------------------------------------------------------
    6.75%, 07/01/29(c)(d)                        460          92,414
--------------------------------------------------------------------
North Penn (City of) Health Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 10/01/32                                300         301,128
--------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing Series 2000
  A RB
    6.75%, 09/01/20                              500         531,555
--------------------------------------------------------------------
    6.75%, 09/01/32                              320         337,584
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A IDR
  6.88%, 04/01/34                              $ 500    $    510,675
====================================================================
                                                          14,800,843
====================================================================

SOUTH CAROLINA-2.26%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/10(h)(i)                          800       1,022,784
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital Facilities
  Series 2003 A RB
  6.13%, 08/01/23                              1,500       1,586,580
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
    7.75%, 10/01/15                              700         674,317
--------------------------------------------------------------------
    8.00%, 10/01/31                              300         281,433
====================================================================
                                                           3,565,114
====================================================================

SOUTH DAKOTA-0.32%

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003 RB
  5.65%, 09/01/23                                500         509,095
====================================================================

TENNESSEE-0.64%

Shelby (County of) Health, Educational &
  Housing Facilities Board (Germantown
  Village); Residential Care Series 2003 A RB
  7.00%, 12/01/23                              1,000       1,015,920
====================================================================

TEXAS-9.44%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement); Retirement Facilities Series
  2003 A RB
  7.00%, 11/15/33                              1,000       1,053,680
--------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                                500         486,885
--------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002 RB
  6.30%, 07/01/32                                500         526,770
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Multifamily
  Housing Sr. Series 2002 A-1 RB
  6.85%, 12/01/23                                750         763,523
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                                200         197,300
--------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Independent Sr. Living Center); Series
  2003 RB
  7.63%, 01/01/20                              1,000         983,220
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
TEXAS-(CONTINUED)

Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31(b)                           $ 370    $    386,469
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                500         569,960
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18                                750         804,758
--------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines, Inc. Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(e)                             500         422,195
--------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Sr. Living
  Community); Retirement Facilities Series
  2004 A RB
    7.00%, 02/15/23                              300         306,369
--------------------------------------------------------------------
    7.00%, 02/15/26                              750         757,620
--------------------------------------------------------------------
    7.13%, 02/15/34                              450         456,062
--------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30                              1,200       1,114,224
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 1999 RB
  6.70%, 11/15/23                                900         925,506
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 2001 RB
  7.88%, 11/15/26                              1,000       1,114,540
--------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.75%, 12/01/23                              1,000       1,025,800
--------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001 RB
  6.65%, 04/01/32(e)                             900         976,986
--------------------------------------------------------------------
University of Texas Financing System; Series
  2001 C RB
  5.00%, 08/15/20                              1,000       1,057,940
--------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29                              1,000         989,740
====================================================================
                                                          14,919,547
====================================================================

VERMONT-0.28%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  1999 RB
  6.25%, 04/01/29(c)(d)                        1,000         448,910
====================================================================

VIRGINIA-1.42%

Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Refunding First Mortgage Series 1998 A RB
  6.50%, 07/01/16                                500         437,370
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22                              $ 750    $    768,315
--------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facilities Mortgage Series 2002 A RB
  6.25%, 01/01/28                                500         501,035
--------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes Foundation, Inc.); Residential Care
  Facilities Series 2003 A RB
  7.38%, 12/01/23                                500         538,785
====================================================================
                                                           2,245,505
====================================================================

WISCONSIN-3.08%

Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital Inc. Project); Series 2003 RB
  7.13%, 01/15/22                              1,190       1,217,739
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20                              1,250       1,335,463
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place Inc.
  Project); Series 2001 A RB
  7.00%, 12/01/31                                250         255,778
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                PAR        MARKET
                                               (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30                              $1,000   $  1,042,140
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital Inc. Project); Refunding Series
  2003 RB
    6.00%, 07/01/15                              100         102,484
--------------------------------------------------------------------
    6.13%, 07/01/16                              150         153,522
--------------------------------------------------------------------
    6.63%, 07/01/28                              750         757,950
====================================================================
                                                           4,865,076
====================================================================

WYOMING-0.32%

Teton (County of) Hospital District (St.
  John's Medical Center); Series 2002 RB
  6.75%, 12/01/22                                500         512,770
====================================================================
TOTAL INVESTMENTS-98.04% (Cost $153,955,983)             154,931,813
====================================================================
OTHER ASSETS LESS LIABILITIES-1.96%                        3,090,524
====================================================================
NET ASSETS-100.00%                                      $158,022,337
____________________________________________________________________
====================================================================

Investment Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $2,322,218, which represented 1.47% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(c) Defaulted security. The issuer is currently in default with certain covenants of the debt provisions. The aggregate market value of these securities at 03/31/04 was $2,983,627 which represented 1.93% of the Fund's total investments.
(d) Security considered to be illiquid. The market value of this security considered illiquid at 03/31/04 represented 1.20% of the Fund's net assets.
(e)  Security subject to the alternative minimum tax.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(h) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost
  $153,955,983)                                $154,931,813
-----------------------------------------------------------
Receivables for:
  Investments sold                                   50,000
-----------------------------------------------------------
  Fund shares sold                                  549,896
-----------------------------------------------------------
  Interest                                        3,157,512
-----------------------------------------------------------
  Amount due from advisor                             3,584
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   31,977
-----------------------------------------------------------
Other assets                                         30,480
===========================================================
    Total assets                                158,755,262
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            179,329
-----------------------------------------------------------
  Dividends                                         410,016
-----------------------------------------------------------
  Deferred compensation and retirement plans         34,797
-----------------------------------------------------------
Accrued distribution fees                            71,908
-----------------------------------------------------------
Accrued transfer agent fees                          16,076
-----------------------------------------------------------
Accrued operating expenses                           20,799
===========================================================
    Total liabilities                               732,925
===========================================================
Net assets applicable to shares outstanding    $158,022,337
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $166,717,651
-----------------------------------------------------------
Undistributed net investment income                 196,999
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (9,868,143)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        975,830
===========================================================
                                               $158,022,337
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 94,657,311
___________________________________________________________
===========================================================
Class B                                        $ 45,026,408
___________________________________________________________
===========================================================
Class C                                        $ 18,338,618
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,843,216
___________________________________________________________
===========================================================
Class B                                           5,152,841
___________________________________________________________
===========================================================
Class C                                           2,099,349
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.73
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.73 divided
      by 95.25%)                               $       9.17
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.74
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.74
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $9,433,379
========================================================================

EXPENSES:

Advisory fees                                                    875,584
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     7,539
------------------------------------------------------------------------
Distribution fees
  Class A                                                        215,946
------------------------------------------------------------------------
  Class B                                                        440,025
------------------------------------------------------------------------
  Class C                                                        155,498
------------------------------------------------------------------------
Transfer agent fees                                              100,291
------------------------------------------------------------------------
Trustees' fees                                                    12,614
------------------------------------------------------------------------
Other                                                            151,935
========================================================================
    Total expenses                                             2,009,432
------------------------------------------------------------------------
Less: Fees waived and expense offset arrangements               (759,584)
========================================================================
    Net expenses                                               1,249,848
========================================================================
Net investment income                                          8,183,531
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities             (811,834)
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   2,348,504
========================================================================
Net gain from investment securities                            1,536,670
========================================================================
Net increase in net assets resulting from operations          $9,720,201
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,183,531    $  7,412,903
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (811,834)       (605,000)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   2,348,504         977,784
==========================================================================================
    Net increase in net assets resulting from operations         9,720,201       7,785,687
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (5,191,768)     (4,437,153)
------------------------------------------------------------------------------------------
  Class B                                                       (2,322,122)     (2,087,123)
------------------------------------------------------------------------------------------
  Class C                                                         (817,780)       (649,224)
==========================================================================================
    Decrease in net assets resulting from distributions         (8,331,670)     (7,173,500)
==========================================================================================
Share transactions-net:
  Class A                                                       15,806,626       6,735,334
------------------------------------------------------------------------------------------
  Class B                                                        1,926,983       6,719,088
------------------------------------------------------------------------------------------
  Class C                                                        4,707,289       2,151,183
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               22,440,898      15,605,605
==========================================================================================
    Net increase in net assets                                  23,829,429      16,217,792
==========================================================================================

NET ASSETS:

  Beginning of year                                            134,192,908     117,975,116
==========================================================================================
  End of year (including undistributed net investment income of $196,999 and $277,866 for 2004 and 2003,
    respectively)                                             $158,022,337    $134,192,908
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income taxes.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

     Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

       The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                            ANNUAL RATE
---------------------------------------------------------
First $500 million                                  0.60%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                           0.55%
---------------------------------------------------------
Over $1 billion up to and including $1.5
  billion                                           0.50%
=========================================================
Over $1.5 billion                                   0.45%
_________________________________________________________
=========================================================


    The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.55%, 1.30% and 1.30%, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $757,903.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $47,808 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and

Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended March 31, 2004, the Class A, Class B and Class C shares paid $215,946, $440,025 and $155,498, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2004, AIM Distributors advised the Fund that it retained $76,844 in front-end sales commissions from the sale of Class A shares and $22,504, $215 and $11,019 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended March 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,681 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $1,681.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $3,642 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                         2004          2003
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                     $    8,023    $    5,355
--------------------------------------------------------------
  Ordinary income -- tax exempt        8,323,647     7,168,145
==============================================================
                                      $8,331,670    $7,173,500
______________________________________________________________
==============================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $    263,105
-----------------------------------------------------------
Unrealized appreciation -- investments              975,675
-----------------------------------------------------------
Temporary book/tax differences                      (67,998)
-----------------------------------------------------------
Capital loss carryforward                        (9,866,096)
-----------------------------------------------------------
Shares of beneficial interest                   166,717,651
===========================================================
Total net assets                               $158,022,337
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of market discount on bonds and the tax treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
March 31, 2007                                 $   11,394
----------------------------------------------------------
March 31, 2008                                    995,895
----------------------------------------------------------
March 31, 2009                                  3,558,416
----------------------------------------------------------
March 31, 2010                                  3,255,459
----------------------------------------------------------
March 31, 2011                                    972,821
----------------------------------------------------------
March 31, 2012                                  1,072,111
==========================================================
Total capital loss carryforward                $9,866,096
__________________________________________________________
==========================================================
The ability to use capital loss carryforwards may be
limited under the Internal Revenue Code and related
regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2004 was $39,895,383 and $17,267,319, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $ 5,919,655
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (4,943,980)
===========================================================
Net unrealized appreciation of investment
  securities                                    $   975,675
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $153,956,138.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of market discount on bonds, on March 31, 2004, undistributed net investment income was increased by $67,272, and undistributed net realized gain (loss) was decreased by $67,272. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,559,971    $ 48,198,718     3,898,601    $ 33,779,729
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,369,885      11,908,459     1,618,049      14,056,371
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,435,960      12,470,550     1,040,669       9,025,377
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        264,540       2,292,514       234,534       2,033,306
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        114,284         991,423       107,996         937,454
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         57,564         499,279        43,482         377,408
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        110,157         951,710        35,825         309,734
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (110,109)       (951,710)      (35,737)       (309,734)
======================================================================================================================
Reacquired:
  Class A                                                     (4,117,232)    (35,636,316)   (3,394,049)    (29,387,435)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,156,985)    (10,021,189)     (918,345)     (7,965,003)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (954,494)     (8,262,540)     (836,817)     (7,251,602)
======================================================================================================================
                                                               2,573,541    $ 22,440,898     1,794,208    $ 15,605,605
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------------
                                                               2004          2003       2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.64       $  8.59    $  8.59       $  8.72       $ 10.04
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.51          0.54       0.55(a)       0.54          0.56
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.03      (0.01)        (0.11)        (1.32)
==========================================================================================================================
    Total from investment operations                             0.61          0.57       0.54          0.43         (0.76)
==========================================================================================================================
Less dividends from net investment income                       (0.52)        (0.52)     (0.54)        (0.56)        (0.56)
==========================================================================================================================
Net asset value, end of period                                $  8.73       $  8.64    $  8.59       $  8.59       $  8.72
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  7.30%         6.81%      6.41%         5.12%        (7.79)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $94,657       $77,998    $70,873       $62,820       $38,645
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.55%(c)      0.55%      0.55%         0.55%         0.50%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.07%(c)      1.05%      1.07%         1.17%         1.28%
==========================================================================================================================
Ratio of net investment income to average net assets             5.91%(c)      6.22%      6.26%(a)      6.23%         5.95%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            12%           14%        30%           15%           51%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.
(c)  Ratios are based on average daily net assets of $86,378,352.


                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------------
                                                               2004          2003       2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.65       $  8.60    $  8.61       $  8.72       $ 10.04
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45          0.47       0.48(a)       0.47          0.48
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.04      (0.02)        (0.10)        (1.32)
==========================================================================================================================
    Total from investment operations                             0.55          0.51       0.46          0.37         (0.84)
==========================================================================================================================
Less dividends from net investment income                       (0.46)        (0.46)     (0.47)        (0.48)        (0.48)
==========================================================================================================================
Net asset value, end of period                                $  8.74       $  8.65    $  8.60       $  8.61       $  8.72
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  6.51%         6.02%      5.47%         4.44%        (8.54)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,026       $42,699    $35,811       $25,730       $20,298
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.30%      1.31%         1.30%         1.26%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.82%(c)      1.80%      1.83%         1.92%         2.04%
==========================================================================================================================
Ratio of net investment income to average net assets             5.16%(c)      5.47%      5.50%(a)      5.48%         5.19%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            12%           14%        30%           15%           51%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.
(c)  Ratios are based on average daily net assets of $44,002,466.


                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                               2004          2003       2002          2001         2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.65       $  8.60    $  8.61       $ 8.72       $10.04
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45          0.47       0.48(a)      0.47         0.48
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.10          0.04      (0.02)       (0.10)       (1.32)
========================================================================================================================
    Total from investment operations                             0.55          0.51       0.46         0.37        (0.84)
========================================================================================================================
Less dividends from net investment income                       (0.46)        (0.46)     (0.47)       (0.48)       (0.48)
========================================================================================================================
Net asset value, end of period                                $  8.74       $  8.65    $  8.60       $ 8.61       $ 8.72
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  6.51%         6.02%      5.47%        4.43%       (8.54)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $18,339       $13,496    $11,292       $6,797       $4,100
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.30%      1.31%        1.30%        1.26%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.82%(c)      1.80%      1.83%        1.92%        2.04%
========================================================================================================================
Ratio of net investment income to average net assets             5.16%(c)      5.47%      5.50%(a)     5.48%        5.19%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            12%           14%        30%          15%          51%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and does not include sales charges.
(c)  Ratios are based on average daily net assets of $15,549,830.

NOTE 11--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, AMVESCAP has assumed $16,862 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract.

These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Tax-Exempt Cash Fund and the Board of Trustees of AIM Tax-Exempt Funds:



We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Cash Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2004


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

ALABAMA-21.06%

Birmingham (City of) Jefferson Civic Center
  Authority; Refunding & Capital Outlay
  Special Tax Series 1996 RB
  4.50%, 09/01/04(b)                             AAA      Aaa    $   375   $   380,275
--------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.17%, 05/01/07(c)(d)                           --   VMIG-1      1,675     1,675,000
--------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease VRD
  Series 2000 RB (LOC-AmSouth Bank)
  1.17%, 11/01/24(c)(d)                          A-1       --        390       390,000
--------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  1.08%, 01/01/07(c)(d)                           --      Aa2        635       635,000
--------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.05%, 10/01/25(c)(d)                           --   VMIG-1      1,335     1,335,000
--------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.17%, 10/01/23(c)(d)                           --   VMIG-1     15,745    15,745,000
======================================================================================
                                                                            20,160,275
======================================================================================

ARIZONA-0.44%

Maricopa (County of) Unified School District
  No.41 (Gilbert); Series 1997 COP
  4.90%, 07/01/04(e)(f)                          AAA      Aaa        100       100,962
--------------------------------------------------------------------------------------
Tempe (City of) Union High School District
  No.213; Unlimited Tax Series 1994 GO
  6.00%, 07/01/04(e)(f)                          AAA      Aaa        315       322,075
======================================================================================
                                                                               423,037
======================================================================================

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------


COLORADO-1.45%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Refunding
  Unlimited Tax Series 1991 A GO
  6.70%, 12/01/04(e)                             AAA      Aaa    $   200   $   207,478
--------------------------------------------------------------------------------------
Arvada (City of); VRD Series 2001 RB
  1.15%, 11/01/20(b)(g)                         A-1+       --        900       900,000
--------------------------------------------------------------------------------------
Moffat (County of) (Colorado-Ute Electric
  Association); VRD Series 1984 PCR
  1.23%, 07/01/10(b)(d)                         A-1+   VMIG-1        185       185,000
--------------------------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Refunding & Improvement
  Series 1994 RB
  5.30%, 06/01/04(b)                             AAA      Aaa        100       100,703
======================================================================================
                                                                             1,393,181
======================================================================================

CONNECTICUT-0.21%

Connecticut (State of); Unlimited Tax Series
  2000 B GO
  4.70%, 06/15/04                                 AA      Aa3        200       201,486
======================================================================================

FLORIDA-1.65%

Lee (County of); Water & Sewer Series 1999 A
  RB
  3.65%, 10/01/04(b)                             AAA      Aaa        295       298,670
--------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing); Health
  Facility Mult-Modal VRD Series 1991 IDR
  (LOC-Bank of America N.A.)
  1.22%, 02/01/11(c)(d)                           --   VMIG-1      1,100     1,100,000
--------------------------------------------------------------------------------------
Titusville (City of); Water & Sewer Series
  1994 RB
  6.00%, 10/01/04(e)(f)                          AAA      Aaa        170       177,513
======================================================================================
                                                                             1,576,183
======================================================================================

GEORGIA-0.52%

Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  1.17%, 06/01/17(c)(d)                         A-1+       --        500       500,000
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

HAWAII-0.16%

Hawaii (County of); Refunding Unlimited Tax
  Series 1999 B GO
  4.50%, 05/15/04(b)                             AAA      Aaa    $   150   $   150,646
======================================================================================

IDAHO-0.42%

University of Idaho; Refunding Student Fee
  Series 2003 RB
  3.00%, 04/01/04(b)                             AAA      Aaa        400       400,000
======================================================================================

ILLINOIS-5.66%

Chicago (City of); Equipment Unlimited Tax
  Series 1996 GO
  5.60%, 01/01/05(b)                             AAA      Aaa        100       103,281
--------------------------------------------------------------------------------------
Cook (County of); Unlimited Tax Series 1992 C
  GO
  5.80%, 11/15/04(b)                             AAA      Aaa        200       205,749
--------------------------------------------------------------------------------------
Cook (County of) High School District No.209
  (Proviso Township); Limited Tax Series 2002
  GO
  2.75%, 12/01/04(b)                             AAA      Aaa        100       101,128
--------------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
  Partnership Project); Multi-Family Housing
  VRD Series 1983 RB
  (LOC-Bank of America NT & SA)
  1.18%, 06/01/08(c)(d)                           --      Aa1      2,310     2,310,000
--------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1995 GO
  5.25%, 07/01/04(b)                             AAA      Aaa        100       101,025
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB
  (LOC-Northern Trust Co.)
  1.10%, 08/01/26(c)(d)                         A-1+       --         69        69,000
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (National University of Health
  Sciences); Series 2003 B RAN (LOC-Bank One
  N.A.)
  4.20%, 08/16/04(c)                            SP-1       --        400       404,297
--------------------------------------------------------------------------------------
Peoria (City of) (Easter Seal Center
  Project); Health Care Facility VRD Series
  1997 RB (LOC-Bank One Peoria)
  1.10%, 05/01/07(c)(d)(h)                        --       --      1,050     1,050,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Regional Transportation Authority; Series
  1994 A RB
  6.25%, 06/01/04(e)(f)                          AAA      Aaa    $   100   $   102,844
--------------------------------------------------------------------------------------
  6.25%, 06/01/04(e)(f)                          AAA      Aaa        250       257,140
--------------------------------------------------------------------------------------
  Refunding Series 1997 RB
  5.00%, 06/01/04(b)                             AAA      Aaa        300       301,943
--------------------------------------------------------------------------------------
Skokie (City of); Unlimited Tax Series 1997
  GO
  4.80%, 12/01/04(e)(f)                           --      Aa1        195       199,702
--------------------------------------------------------------------------------------
St. Louis (City of) Regional Airport
  Authority; Unlimited Tax Series 2004 GO
  2.75%, 12/01/04(b)                             AAA      Aaa        205       207,233
======================================================================================
                                                                             5,413,342
======================================================================================

INDIANA-0.42%

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1        400       400,038
======================================================================================

IOWA-1.59%

Algona (City of) (George A. Hormel & Co.
  Project); VRD Series 1985 IDR (LOC-U.S.
  Bank N.A.)
  1.18%, 05/01/05(c)(d)                           --      P-1        200       200,000
--------------------------------------------------------------------------------------
Iowa (State of) Finance Authority (YMCA
  Project); Economic Development VRD Series
  2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.12%, 06/01/10(c)(d)(h)                        --       --        920       920,000
--------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A Wts.
  2.00%, 06/18/04(b)                              --    MIG-1        200       200,443
--------------------------------------------------------------------------------------
Waterloo (City of); Refunding Unlimited Tax
  Series 2002 GO
  3.25%, 06/01/04(b)                              --      Aaa        200       200,676
======================================================================================
                                                                             1,521,119
======================================================================================

KENTUCKY-2.75%

Kentucky (State of) Area Development
  Districts Financing Trust Lease Program
  (Acquisition-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.11%, 06/01/33(c)(d)                          A-1       --      2,635     2,635,000
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

LOUISIANA-0.22%

Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.75%, 05/15/04(e)                             AAA      Aaa    $   210   $   211,434
======================================================================================

MARYLAND-3.87%

Baltimore (County of) (Blue Circle Inc.
  Project); Economic Development VRD Series
  1992 RB (LOC-Danske Bank A.S.)
  1.15%, 12/01/17(c)(d)                           --   VMIG-1      2,900     2,900,000
--------------------------------------------------------------------------------------
Howard (County of) (Owen Brown Joint
  Venture); Refunding VRD Series 1990 RB
  (LOC-Bank of America N.A.)
  1.13%, 05/01/11(c)(g)                           --      P-1        500       500,000
--------------------------------------------------------------------------------------
Washington Suburban Sanitation District;
  Unlimited Tax Series 1996 GO
  7.88%, 06/01/04                                AAA      Aaa        300       303,412
======================================================================================
                                                                             3,703,412
======================================================================================

MASSACHUSETTS-1.01%

Massachusetts (State of); Consolidated Loan
  Unlimited Tax Series 1997 B GO
  5.00%, 06/01/04(e)(f)                          AAA      Aaa        250       251,616
--------------------------------------------------------------------------------------
Massachusetts (State of); Refunding Unlimited
  Tax Series 1995 A GO
  6.25%, 07/01/04                                AA-      Aa2        250       253,175
--------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1994 A RB
  6.00%, 08/01/04(e)(f)                          AAA      Aaa        350       360,898
--------------------------------------------------------------------------------------
Middleborough (City of); Limited Tax Series
  1999 A GO
  5.20%, 01/15/05(b)                              --      Aaa        100       103,241
======================================================================================
                                                                               968,930
======================================================================================

MICHIGAN-6.07%

Caledonia Charter Township; Public
  Improvement Special Assessment Limited Tax
  Series 2001 GO
  6.00%, 11/01/04(b)                             AAA      Aaa        375       385,653
--------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(e)(f)                          AAA      Aaa        250       253,396
--------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority
  (Clean Water Revolving Fund); Series 1998
  RB
  5.00%, 10/01/04                                AAA      Aaa    $   125   $   127,449
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (260 Brown
  Street Associates Project); Limited Tax
  Obligation VRD Series 1985 RB (LOC-Comerica
  Bank)
  1.05%, 10/01/15(c)(g)                           --   VMIG-1        830       830,000
--------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Limited
  Obligation VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(c)(d)                           --   VMIG-1      3,989     3,989,000
--------------------------------------------------------------------------------------
Ottawa (County of) (Holland Area Sewage
  Disposal System); Refunding Limited Tax
  Series 2001 GO
  3.45%, 06/01/04                                 --      Aa1        225       225,872
======================================================================================
                                                                             5,811,370
======================================================================================

MINNESOTA-0.13%

Ramsey (County of) (Capital Improvement
  Plan); Unlimited Tax Series 1999 A GO
  4.20%, 02/01/05                                AAA      Aaa        125       128,145
======================================================================================

MISSISSIPPI-3.79%

Laurel (City of) Water and Sewer System;
  Series 2003 RB
  5.00%, 12/01/04(b)                             AAA       --        135       138,386
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank) 1.17%,
  07/01/23(c)(d)(i) (Cost $3,000,000;
  Acquired 09/29/03)                              --   VMIG-1      3,000     3,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Development Bank
  (Meridian Water & Sewer System); Refunding
  Special Obligation Series 2003 A RB
  3.25%, 07/01/04(b)                             AAA       --        100       100,530
--------------------------------------------------------------------------------------
Olive Branch (City of); Refunding Unlimited
  Tax Series 2003 GO
  1.10%, 05/01/04(b)                              --      Aaa        285       285,000
--------------------------------------------------------------------------------------
South Panola School District; Unlimited Tax
  Series 1998 GO
  6.50%, 05/01/04(b)                             AAA       --        100       100,441
======================================================================================
                                                                             3,624,357
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

MONTANA-1.24%

Great Falls (City of) (Safeway Inc. Project);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.20%, 06/01/04(c)(j)                         A-1+       --    $   300   $   300,000
--------------------------------------------------------------------------------------
Havre (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.20%, 06/01/04(c)(j)                         A-1+       --        885       885,000
======================================================================================
                                                                             1,185,000
======================================================================================

NEBRASKA-0.33%

Douglas (County of) School District No. 001;
  Unlimited Tax Series 1999 GO
  4.90%, 12/09/04(e)(f)                          AAA      NRR        300       313,913
======================================================================================

NEVADA-0.45%

Clark (County of) School District; Limited
  Tax Series 1996 GO
  6.00%, 06/15/04(b)                             AAA      Aaa        175       176,757
--------------------------------------------------------------------------------------
Washoe (County of) School District; Limited
  Tax Series 1998 GO
  4.00%, 06/01/04(b)                             AAA      Aaa        250       251,219
======================================================================================
                                                                               427,976
======================================================================================

NEW HAMPSHIRE-0.46%

Londonderry (Town of); Unlimited Tax Series
  2003 GO
  3.25%, 07/01/04(b)                              --      Aaa        438       440,103
======================================================================================

NEW JERSEY-0.42%

Sussex (County of) (County College);
  Unlimited Tax Series 2003 GO
  2.05%, 05/01/04(b)                             AAA      Aaa        405       405,340
======================================================================================

NEW MEXICO-5.80%

Carlsbad (City of); Refunding & Improvement
  Joint Water & Sewer Series 1998 RB
  4.00%, 06/01/04(b)                              --      Aaa        200       200,942
--------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC- SunTrust Bank)
  1.12%, 07/01/25(c)(d)                           --   VMIG-1      5,000     5,000,000
--------------------------------------------------------------------------------------
Silver City; VRD Series 1995 A RB
  (LOC-LaSalle National Bank) 1.25%,
  11/15/10(c)(d)                                  --      P-1        350       350,000
======================================================================================
                                                                             5,550,942
======================================================================================

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------


NEW YORK-0.75%

New York (City of); Unlimited Tax Series 1994
  B1 GO
  7.20%, 08/15/04(e)(f)                          NRR      NRR    $   450   $   464,705
--------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (University of Rochester); Series 1998 A RB
  4.20%, 07/01/04(b)                             AAA      Aaa        250       252,006
======================================================================================
                                                                               716,711
======================================================================================

NORTH CAROLINA-2.19%

Carteret (County of) Industrial Facilities &
  Pollution Control Financing Authority
  (TexasGulf Inc. Project); VRD Series 1985
  PCR (LOC-BNP Paribas)
  1.16%, 10/01/05(c)(d)                           --      Aa2      2,100     2,100,000
======================================================================================

NORTH DAKOTA-3.76%

Fargo (City of) (Cass Oil Co. Project);
  Commercial Development VRD Series 1984 RB
  (LOC-U.S. Bank N.A.)
  1.17%, 12/01/14(c)(d)                         A-1+       --      3,600     3,600,000
======================================================================================

OHIO-1.34%

Columbus (City of); Refunding Unlimited Tax
  Series 1998 B GO
  5.00%, 05/15/04                                AAA      Aaa        200       200,942
--------------------------------------------------------------------------------------
Copley Fairlawn (City of) School District;
  Refunding & Improvement Unlimited Tax
  Series 2002 GO
  2.00%, 12/01/04(b)                              --      Aaa        300       301,784
--------------------------------------------------------------------------------------
Hamilton (City of) Local School District;
  School Facilities Construction &
  Improvement Unlimited Tax Series 2001 GO
  3.60%, 12/01/04(b)                             AAA      Aaa        120       121,943
--------------------------------------------------------------------------------------
Ohio (State of) (Common Schools); Capital
  Facilities Unlimited Tax Series 1999 A GO
  5.25%, 06/15/04                                AA+      Aa1        250       252,113
--------------------------------------------------------------------------------------
Ohio (State of) (Highway Capital Improvement
  Fund); Unlimited Tax Series 1999 D GO
  4.25%, 05/01/04                                AAA      Aa1        400       401,057
======================================================================================
                                                                             1,277,839
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

OKLAHOMA-5.64%

Muskogee (City of) Industrial Trust (Muskogee
  Mall Ltd. Special Project); VRD Series 1985
  IDR (LOC-The Boatmen's National Bank of St.
  Louis) 1.25%, 12/01/15(c)(d)                    --   VMIG-1    $ 5,100   $ 5,100,000
--------------------------------------------------------------------------------------
Oklahoma (State of) Industries Authority
  (Oklahoma County Facilities Project); Lease
  Series 2003 A IDR
  2.25%, 07/01/04(b)                             AAA      Aaa        300       300,924
======================================================================================
                                                                             5,400,924
======================================================================================

OREGON-1.40%

Beaverton (City of); Refunding Water Series
  2004 RB
  2.00%, 04/01/04(b)                             AAA      Aaa        525       525,000
--------------------------------------------------------------------------------------
Oregon (State of) Department of
  Administrative Services; Series 2003 RB
  2.50%, 09/01/04                                AAA      Aaa        300       301,868
--------------------------------------------------------------------------------------
Washington (County of) Unified Sewerage
  Agency; Sewer Sub. Lien Series One 1992 RB
  6.13%, 10/01/04(e)(f)                          AAA      Aaa        500       512,524
======================================================================================
                                                                             1,339,392
======================================================================================

PENNSYLVANIA-5.29%

Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(c)(d)                           --   VMIG-1      1,000     1,000,000
--------------------------------------------------------------------------------------
Conewago Valley School District; Unlimited
  Tax Series 2003 GO
  1.05%, 09/01/04(b)                              --      Aaa        380       380,000
--------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group); Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(b)(d)                          A-1       --      1,600     1,600,000
--------------------------------------------------------------------------------------
Geisinger Authority Health System
  (Pennsylvania State Geisinger Health
  System); Series 1998 A RB
  4.50%, 08/15/04                                AA-      Aa3        500       506,082
--------------------------------------------------------------------------------------
Jeannette (City of) School District;
  Refunding Unlimited Tax Series 2004 A GO
  2.00%, 12/15/04(b)                             AAA      Aaa        150       150,892
--------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Monroeville (City of); Unlimited Tax Series
  2003 GO
  2.00%, 06/01/04(b)                              --      Aaa    $   105   $   105,164
--------------------------------------------------------------------------------------
Pennsylvania (State of): Unlimited Tax First
  Series 1996 GO
  5.38%, 05/15/04(b)                             AAA      Aaa        200       201,035
--------------------------------------------------------------------------------------
Philadelphia (City of); Refunding Water &
  Wastewater Series 1995 RB
  6.75%, 08/01/04(b)                             AAA      Aaa        455       463,586
--------------------------------------------------------------------------------------
Plum Boro (City of) School District;
  Unlimited Tax Series 1998 GO
  4.15%, 09/15/04(e)(f)                          AAA      Aaa        500       507,015
--------------------------------------------------------------------------------------
Slippery Rock (City of) Area School District;
  Unlimited Tax Series 2001 A GO
  3.75%, 10/01/04(b)                             AAA      Aaa        150       151,933
======================================================================================
                                                                             5,065,707
======================================================================================

SOUTH CAROLINA-0.89%

Bennettsville (City of) Combined Utilities
  System; Refunding & Improvement Series 2004
  RB
  2.00%, 02/01/05(b)                             AAA      Aaa        290       292,152
--------------------------------------------------------------------------------------
Dorchester (County of) Waterworks & Sewer
  System; Refunding & Improvement Series 2003
  RB
  2.00%, 10/01/04(b)                             AAA      Aaa        560       562,582
======================================================================================
                                                                               854,734
======================================================================================

SOUTH DAKOTA-0.15%

South Dakota State University; Housing &
  Auxiliary Facilities Series 2003 RB
  2.00%, 04/01/04(b)                             AAA      Aaa        140       140,000
======================================================================================

TENNESSEE-2.40%

Gatlinburg (City of); Refunding Water & Sewer
  Series 2003 RB
  2.00%, 04/01/04(b)                              --      Aaa        500       500,000
--------------------------------------------------------------------------------------
Hawkins (County of) Industrial Development
  Board (Leggett & Platt Inc.); Refunding VRD
  Series 1988 B IDR (LOC-Wachovia Bank)
  1.20%, 10/01/27(c)(d)(h)                        --       --      1,450     1,450,000
--------------------------------------------------------------------------------------
Savannah Valley Utility District (Hamilton
  County); Refunding & Improvement Waterworks
  Series 2003 RB
  2.50%, 06/01/04(b)                             AAA      Aaa        180       180,445
--------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Weakley (County of); Refunding School
  Unlimited Tax Series 2003 GO
  2.00%, 05/01/04(b)                              --      Aaa    $   165   $   165,110
======================================================================================
                                                                             2,295,555
======================================================================================

TEXAS-9.88%

Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(c)(d)                           --   VMIG-1      3,439     3,439,000
--------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1997 A RB
  5.75%, 11/15/04(b)                             AAA      Aaa        100       102,773
--------------------------------------------------------------------------------------
Bexar (County of); Refunding Limited Tax
  Series 2002 GO
  4.50%, 06/15/04                                 AA      Aa2        400       402,811
--------------------------------------------------------------------------------------
Carrollton & Farmers Branch (Cities of)
  Independent School District; Unlimited Tax
  Series 1995 GO
  5.00%, 02/15/05(e)(f)                          AAA      Aaa        500       516,900
--------------------------------------------------------------------------------------
Del Mar College District; Limited Tax Series
  2003 GO
  2.00%, 08/15/04(b)                             AAA      Aaa        100       100,336
--------------------------------------------------------------------------------------
El Paso (City of); Limited Tax Series 1998 B
  GO Ctfs.
  4.25%, 08/15/04(b)                             AAA      Aaa        200       202,285
--------------------------------------------------------------------------------------
Gulf Coast Water Authority (Mainland
  Project); Refunding Water System Contract
  Series 2002 RB
  3.00%, 08/15/04(b)                             AAA      Aaa        100       100,682
--------------------------------------------------------------------------------------
Harris (County of) (Criminal Justice Center);
  Limited Tax Series 1996 GO
  7.50%, 10/01/04                                AA+      Aa1        150       154,728
--------------------------------------------------------------------------------------
Harris (County of); Permanent Improvement
  Limited Tax Series 1984 C GO
  9.00%, 12/01/04(e)                             NRR      Aaa        300       315,559
--------------------------------------------------------------------------------------
Houston (City of) Community College System;
  Student Fee Series 1999 RB
  4.75%, 04/15/04(b)                             AAA      Aaa        100       100,134
--------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  Refunding Unlimited Tax Series 2002 A GO
  (CEP-Texas Permanent School Fund)
  3.00%, 02/15/05                                AAA      Aaa        500       508,419
--------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

North Harris & Montgomery (Counties of)
  Community College District; Refunding
  Building Limited Tax Series 2003 GO
  2.00%, 08/15/04(b)                             AAA      Aaa    $   500   $   501,752
--------------------------------------------------------------------------------------
North Texas (Region of) Municipal Water
  District (Muddy Creek); Regional Wastewater
  Systems Series 2003 RB
  5.00%, 06/01/04(b)                             AAA      Aaa        280       281,800
--------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/04                                AAA      Aaa        325       330,934
--------------------------------------------------------------------------------------
Shenandoah (City of); Limited Tax Series 2003
  GO. Ctfs.
  2.00%, 08/15/04(b)                             AAA       --        305       305,956
--------------------------------------------------------------------------------------
Tarrant (County of) College District;
  Refunding Limited Tax Series 2001 A GO
  4.75%, 02/15/05                                AAA      Aa1        375       386,697
--------------------------------------------------------------------------------------
Texas (State of) University Systems;
  Constitutional Appropriation Series 1998 RB
  5.00%, 08/15/04                                 AA      Aa1        100       101,400
--------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1      1,200     1,204,189
--------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 A IDR (LOC- American National
  Bank & Trust)
  1.10%, 11/01/05(c)(g)                          A-1       --        250       250,000
--------------------------------------------------------------------------------------
Upper Trinity Regional Water District
  (Lakeview Regional Water Reclamation
  System); Regional Wastewater Series 2003 RB
  5.25%, 08/01/04(b)                             AAA      Aaa        145       146,939
======================================================================================
                                                                             9,453,294
======================================================================================

VERMONT-1.83%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Hydroelectric VRD Series 1984 IDR
  (LOC-Citizens Bank of Massachusetts)
  1.05%, 12/01/13(c)(g)                         A-1+       --      1,755     1,755,000
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

VIRGINIA-0.93%

Clarke (County of) Industrial Development
  Authority (Winchester Medical Center Inc.);
  Hospital Facilities VRD Series 2000 IDR
  1.08%, 01/01/30(b)(d)                         A-1+   VMIG-1    $   675   $   675,000
--------------------------------------------------------------------------------------
Hampton (City of); Unlimited Tax Series 1995
  GO
  6.00%, 01/15/05(e)(f)                          NRR      NRR        200       211,785
======================================================================================
                                                                               886,785
======================================================================================

WASHINGTON-2.43%

Issaquah (City of); Refunding Water Series
  2003 RB
  2.00%, 12/01/04(b)                              --      Aaa        200       200,990
--------------------------------------------------------------------------------------
King (County of) School District No.409
  (Tahoma); Refunding Unlimited Tax Series
  2004 GO
  2.00%, 12/01/04(b)                              --      Aaa        300       301,839
--------------------------------------------------------------------------------------
Snohomish (County of) Public Utility District
  No. 001; Refunding Water Series 2002 RB
  2.70%, 12/01/04(b)                             AAA      Aaa        100       101,025
--------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax Series
  1995 GO
  5.75%, 12/01/04(e)(f)                          AAA      Aaa        150       154,617
--------------------------------------------------------------------------------------
Tacoma (City of) Metropolitan Park District;
  Unlimited Tax Series 2003 A GO
  2.00%, 12/01/04(b)                             AAA      Aaa        350       352,010
--------------------------------------------------------------------------------------
University of Washington Housing & Dining
  System; Refunding Series 2004 RB
  2.00%, 12/01/04(b)                             AAA      Aaa        215       216,253
--------------------------------------------------------------------------------------
Washington (State of); Refunding Motor
  Vehicle Fuel Unlimited Tax Series 2001 R-B
  GO
  5.00%, 09/01/04(b)                             AAA      Aaa        600       609,711
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No.2); Refunding
  Series 1994 A RB
  4.80%, 07/01/04(b)                             AAA      Aaa        390       393,472
======================================================================================
                                                                             2,329,917
======================================================================================

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------


WISCONSIN-1.08%

Germantown (City of) School District;
  Refunding Unlimited Tax Series 2004 GO
  2.00%, 04/01/04(b)                              --      Aaa    $   115   $   115,000
--------------------------------------------------------------------------------------
Sun Prairie (City of) Area School District;
  Refunding Unlimited Tax Series 2004 A GO
  2.00%, 03/01/05(b)                              --      Aaa        150       151,087
--------------------------------------------------------------------------------------
West Bend (City of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 03/01/05(b)                              --      Aaa        190       191,412
--------------------------------------------------------------------------------------
Wisconsin (State of); Refunding Unlimited Tax
  3rd Series 2003 GO
  1.25%, 11/01/04                                AA-      Aa3        375       375,000
--------------------------------------------------------------------------------------
Wisconsin Heights School District; Unlimited
  Tax Series 1994 GO
  5.30%, 04/01/04(e)(f)                          AAA      Aaa        200       200,000
======================================================================================
                                                                             1,032,499
======================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $95,793,586)(k)                                                           95,793,586
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                          (77,942)
======================================================================================
NET ASSETS-100.00%                                                         $95,715,644
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
Ctfs. - Certificates
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RAN   - Revenue Anticipation Notes
RB    - Revenue Bonds
RN    - Revenue Notes
Sub.  - Subordinate
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service., Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(c) Principal and interest payments are guaranteed by the letter of credit agreement.
(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(h) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 03/31/04 represented 3.13% of the Fund's net assets. This security is not considered to be illiquid.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(k) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost
  $95,793,586)                                  $95,793,586
-----------------------------------------------------------
Cash                                                  6,617
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  209,375
-----------------------------------------------------------
  Interest                                          388,991
-----------------------------------------------------------
  Amount due from advisor                            13,053
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   60,839
-----------------------------------------------------------
Other assets                                         35,341
===========================================================
    Total assets                                 96,507,802
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             518,193
-----------------------------------------------------------
  Fund shares reacquired                            165,795
-----------------------------------------------------------
  Dividends                                           5,582
-----------------------------------------------------------
  Deferred compensation and retirement plans         65,046
-----------------------------------------------------------
Accrued distribution fees                             6,078
-----------------------------------------------------------
Accrued transfer agent fees                          12,538
-----------------------------------------------------------
Accrued operating expenses                           18,926
===========================================================
    Total liabilities                               792,158
===========================================================
Net assets applicable to shares outstanding     $95,715,644
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $95,694,112
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $95,715,644
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $75,546,941
===========================================================
Investor Class                                  $20,168,703
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          75,539,635
___________________________________________________________
===========================================================
Investor Class                                   20,193,633
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share for each class                      $      1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 992,762
=======================================================================

EXPENSES:

Advisory fees                                                   300,788
-----------------------------------------------------------------------
Administrative services fees                                     50,000
-----------------------------------------------------------------------
Custodian fees                                                    5,615
-----------------------------------------------------------------------
Distribution fees -- Class A                                    192,099
-----------------------------------------------------------------------
Transfer agent fees                                              57,159
-----------------------------------------------------------------------
Trustees' fees                                                   11,666
-----------------------------------------------------------------------
Registration and filing fees                                     64,591
-----------------------------------------------------------------------
Professional fees                                                54,774
-----------------------------------------------------------------------
Other                                                            22,959
=======================================================================
    Total expenses                                              759,651
=======================================================================
Less: Fees waived and expense offset arrangements              (116,224)
-----------------------------------------------------------------------
    Net expenses                                                643,427
=======================================================================
Net investment income                                           349,335
=======================================================================
Net increase in net assets resulting from operations          $ 349,335
_______________________________________________________________________
=======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   349,335    $   461,278
========================================================================================
    Net increase in net assets resulting from operations          349,335        461,278
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (306,807)      (461,278)
----------------------------------------------------------------------------------------
  Investor Class                                                  (42,557)            --
========================================================================================
    Decrease in net assets resulting from distributions          (349,364)      (461,278)
========================================================================================
Share transactions-net:
  Class A                                                       9,205,234     11,346,083
----------------------------------------------------------------------------------------
  Investor Class                                               20,168,381             --
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              29,373,615     11,346,083
========================================================================================
    Net increase in net assets                                 29,373,586     11,346,083
========================================================================================

NET ASSETS:

  Beginning of year                                            66,342,058     54,995,975
========================================================================================
  End of year (including undistributed net investment income
    of $21,532 and $26,143 for 2004 and 2003, respectively)   $95,715,644    $66,342,058
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    Under the Trusts's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A and Investor Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.77% and 0.67%, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-today operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through November 3, 2004. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $38,861 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A and Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A and Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the year ended March 31, 2004, the Class A shares paid $76,840 after AIM Distributors waived plan fees of $115,259.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended March 31, 2004, AIM Distributors retained $962 in front-end sales commissions from the sale of Class A shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the year ended March 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $965 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $965.
NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $3,498 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extend that the loan is required to be secured by collateral, the collateral is marked daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                          2004        2003
------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income -- taxable              $     --    $ 28,586
------------------------------------------------------------
Ordinary income -- tax exempt            349,364     432,692
============================================================

Total distributions                     $349,364    $461,278
____________________________________________________________
============================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $    77,398
-----------------------------------------------------------
Temporary book/tax differences                      (55,866)
-----------------------------------------------------------
Shares of beneficial interest                    95,694,112
===========================================================
Total net assets                                $95,715,644
___________________________________________________________
===========================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expenses related to the plan of reorganization, on March 31, 2004, undistributed net investment income was decreased by $4,582 and shares of beneficial interest increased by $4,582. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers two different classes of shares: Class A shares and Investor Class shares. Class A and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              -----------------------------    ---------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      113,505,979    $ 113,505,979     92,849,952    $ 92,849,952
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               17,037,545       17,037,545             --              --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          238,643          238,643        410,319         410,319
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                   40,055           40,055             --              --
==========================================================================================================================
Issued in connection with acquisitions:**
  Investor Class*                                               22,988,184       22,962,932             --              --
==========================================================================================================================
Reacquired:
  Class A                                                     (104,539,388)    (104,539,388)   (81,914,188)    (81,914,188)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (19,872,151)     (19,872,151)            --              --
==========================================================================================================================
                                                                29,398,867    $  29,373,615     11,346,083    $ 11,346,083
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
** As of the opening of business on November 03, 2003, the Fund acquired all of the net assets of INVESCO Tax-Free Money Fund pursuant to a plan of reorganization approved by INVESCO Tax-Free Money Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 22,988,184 shares of the Fund for 22,988,184 shares of INVESCO Tax-Free Money Fund outstanding as of the close of business October 31, 2003. INVESCO Tax-Free Money Fund net assets at that date of $22,962,932, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $82,488,165.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2004          2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.004          0.01       0.02       0.04       0.03
--------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.004)        (0.01)     (0.02)     (0.04)     (0.03)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  0.41%         0.77%      1.84%      3.76%      3.05%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $75,547       $66,342    $54,996    $63,480    $60,440
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.76%(b)      0.79%      0.79%      0.76%      0.80%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.91%(b)      0.94%      0.94%      0.91%      0.95%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             0.40%(b)      0.76%      1.85%      3.68%      2.99%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $76,839,432.


                                                                    INVESTOR CLASS
                                                                ----------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES COMMENCED)
                                                                TO MARCH 31, 2004
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  1.00
--------------------------------------------------------------------------------------
Net investment income                                                    0.002
--------------------------------------------------------------------------------------
Less dividends from net investment income                               (0.002)
======================================================================================
Net asset value, end of period                                         $  1.00
______________________________________________________________________________________
======================================================================================
Total return(a)                                                           0.23%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $20,169
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets                                   0.67%(b)
______________________________________________________________________________________
======================================================================================
Ratio of net investment income to average net assets                      0.49%(b)
______________________________________________________________________________________
======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $18,200,225.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, AMVESCAP has assumed $15,478 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Tax-Free Intermediate Fund and the Board of Trustees of AIM Tax-Exempt Funds:



We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2004


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.10%

ALABAMA-1.82%

Alabama (State of) Special
  Care Facilities Financing
  Authority (Birmingham
  Charity Obligated Group);
  Hospital Series 1997 D RB
  4.95%, 11/01/07(b)(c)        NRR     Aaa    $  740   $    797,661
-------------------------------------------------------------------
Birmingham (City of);
  Refunding Unlimited Tax
  Series 2001 B GO Wts.
  5.25%, 07/01/10(d)           AAA     Aaa     1,950      2,218,066
-------------------------------------------------------------------
Jefferson (County of);
  School Limited Tax Series
  2000 GO Wts.
  5.05%, 02/15/09(d)           AAA     Aaa     1,000      1,117,470
-------------------------------------------------------------------
  Unlimited Tax Series 2001
  A GO Wts.
  5.00%, 04/01/10(d)           AAA     Aaa     2,925      3,272,402
-------------------------------------------------------------------
Lauderdale (County of) &
  Florence (City of) Health
  Care Authority (Coffee
  Health Group Project);
  Series 1999 A RB
  5.00%, 07/01/07(d)           AAA     Aaa     1,000      1,094,590
-------------------------------------------------------------------
  Series 2000 A RB
  5.50%, 07/01/08(d)           AAA     Aaa       385        433,976
===================================================================
                                                          8,934,165
===================================================================

ALASKA-0.72%

Alaska (State of) Housing
  Finance Corp.; Mortgage
  Series 1997 A-1 RB
  4.90%, 12/01/07(d)           AAA     Aaa       380        400,224
-------------------------------------------------------------------
Anchorage (City of);
  Correctional Facilities
  Lease Series 2000 RB
  5.13%, 02/01/09(d)           AAA     Aaa     1,000      1,119,000
-------------------------------------------------------------------
  Unlimited Tax Series 1994
  GO
  5.50%, 07/01/04(b)(c)        AAA     Aaa     1,950      2,010,235
===================================================================
                                                          3,529,459
===================================================================

AMERICAN SAMOA-0.61%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  6.00%, 09/01/06(d)            A      --      1,585      1,715,239
-------------------------------------------------------------------
  6.00%, 09/01/07(d)            A      --      1,150      1,282,974
===================================================================
                                                          2,998,213
===================================================================

ARIZONA-2.18%

Arizona (State of)
  Transportation Board;
  Refunding Highway Sub.
  Series 1993 A RB
  6.00%, 07/01/08              AA      Aa2       800        924,120
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------

ARIZONA-(CONTINUED)

Maricopa (County of)
  Elementary School District
  #40 (Glendale Project of
  2003); Unlimited Tax
  Series 2004 A GO
  2.00%, 07/01/06(d)           AAA     --     $1,250   $  1,263,700
-------------------------------------------------------------------
Maricopa (County of) Unified
  School District #11
  (Peoria Project of 1991);
  Unlimited Tax Series 1995
  GO
  5.50%, 07/01/05(b)(c)        AAA     Aaa     1,365      1,453,548
-------------------------------------------------------------------
Maricopa (County of) Unified
  School District #4 (Mesa
  Project of 1995);
  Unlimited Tax Series 1998
  E GO
  5.00%, 07/01/09(d)           AAA     Aaa     1,900      2,092,261
-------------------------------------------------------------------
Navajo (County of) Unified
  School District #6
  (Heber-Overgaard);
  Unlimited Tax Series 1997
  A GO
  5.00%, 07/01/07(d)           AAA     Aaa       450        485,460
-------------------------------------------------------------------
Phoenix (City of) Civic
  Improvement Corp.;
  Refunding Wastewater
  System Jr. Lien Series
  2001 RB
  5.25%, 07/01/11(d)           AAA     Aaa     3,000      3,442,440
-------------------------------------------------------------------
Yuma (City of) Industrial
  Development Authority
  (Yuma Regional Medical
  Center); Refunding
  Hospital Series 1997 RB
  5.70%, 08/01/06(d)           AAA     Aaa     1,000      1,093,070
===================================================================
                                                         10,754,599
===================================================================

ARKANSAS-1.54%

Arkansas (State of)
  Development Finance
  Authority; Corrections
  Facilities Series 1996 RB
  6.25%, 10/01/06(d)           AAA     Aaa     1,800      2,003,418
-------------------------------------------------------------------
Fort Smith (City of); Sales
  & Use Tax Series 2001 A RB
  4.40%, 12/01/09              AA-     --      2,000      2,180,440
-------------------------------------------------------------------
Little Rock (City of) Health
  Facilities Board (Baptist
  Medical Center); Refunding
  Hospital Series 1991 RB
  6.70%, 11/01/04(d)           AAA     Aaa       375        386,197
-------------------------------------------------------------------
Little Rock (City of) School
  District; Limited Tax
  Series 2001 C GO
  5.00%, 02/01/10(d)           --      Aaa     1,695      1,896,891
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
ARKANSAS-(CONTINUED)

Sebastian (County of)
  Community Jr. College
  District; Refunding &
  Improvement Limited Tax
  Series 1997 GO
  5.20%, 04/01/07(b)           NRR     Aaa    $1,000   $  1,101,270
===================================================================
                                                          7,568,216
===================================================================

CALIFORNIA-0.11%

San Francisco (City & County
  of) Parking Authority;
  Parking Meter Series 1994
  RB
  6.75%, 06/01/05(d)           AAA     Aaa       500        532,281
===================================================================

COLORADO-0.68%

Boulder (County of) Open
  Space Capital Improvement
  Trust Fund; Series 1998 RB
  5.25%, 12/15/09              AA-     --      1,000      1,118,360
-------------------------------------------------------------------
Colorado (State of)
  Department of
  Transportation; Series
  2000 RAN
  6.00%, 06/15/06(d)           AAA     Aaa     1,000      1,096,760
-------------------------------------------------------------------
Northwest Parkway Public
  Highway Authority; Sr.
  Series 2001 A RB
  5.00%, 06/15/11(d)           AAA     Aaa     1,000      1,126,450
===================================================================
                                                          3,341,570
===================================================================

CONNECTICUT-0.68%

Connecticut (State of)
  Resource Recovery
  Authority (Bridgeport
  RESCO Co., L.P. Project);
  Refunding Series 1999 RB
  5.13%, 01/01/09(d)           AAA     Aaa     1,000      1,117,060
-------------------------------------------------------------------
New Haven (City of);
  Unlimited Tax Series 1997
  GO
  6.00%, 02/15/06(d)           AAA     Aaa     2,050      2,224,188
===================================================================
                                                          3,341,248
===================================================================

DELAWARE-0.44%

Delaware (State of) Economic
  Development Authority
  (Delmarva Power & Light
  Co.); Refunding Facilities
  Series 2000 C RB
  5.50%, 07/01/10(c)           BBB    Baa1     2,045      2,159,561
===================================================================

DISTRICT OF COLUMBIA-6.56%

District of Columbia
  (Abraham & Laura Lisner
  Home for Aged Women); VRD
  Series 1992 RB (LOC-Bank
  of America NT & SA)
  1.05%, 04/13/04(c)(e)(f)     --    VMIG-1    1,468      1,468,000
-------------------------------------------------------------------
District of Columbia
  (American Association for
  the Advancement of
  Science); Series 1997 RB
  5.00%, 01/01/05(d)           AAA     Aaa       800        823,424
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/09(d)           AAA     Aaa    $  510   $    575,239
-------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding Hospital
  Series 1993 A RB
  5.50%, 08/15/06(b)           AAA     Aaa       500        547,440
-------------------------------------------------------------------
  Series 1996 A RB
  6.00%, 08/15/06(b)           AAA     Aaa     1,550      1,714,997
-------------------------------------------------------------------
  Series 1997 A RB
  6.00%, 08/15/07(b)           AAA     Aaa       500        569,760
-------------------------------------------------------------------
District of Columbia;
  Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.50%, 06/01/09(d)           AAA     Aaa     1,250      1,425,750
-------------------------------------------------------------------
  Series 1993 B-2 GO
  5.50%, 06/01/07(d)           AAA     Aaa     3,000      3,328,200
-------------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/10(d)           AAA     Aaa     1,415      1,624,420
-------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series 1999
  B GO
  5.50%, 06/01/09(b)           AAA     Aaa       950      1,091,977
-------------------------------------------------------------------
District of Columbia;
  Unrefunded Unlimited Tax
  Series 1999 B GO
  5.50%, 06/01/09(d)           AAA     Aaa    15,275     17,422,665
-------------------------------------------------------------------
Washington Convention Center
  Authority; Sr. Lien
  Dedicated Tax Series 1998
  RB
  5.25%, 10/01/09(d)           AAA     Aaa     1,500      1,682,775
===================================================================
                                                         32,274,647
===================================================================

FLORIDA-2.41%

Broward (County of)
  (Wheelabrator South
  Broward, Inc.); Refunding
  Resource Recovery Series
  2001 A RB
  5.00%, 12/01/07              AA-     A3      2,800      3,070,760
-------------------------------------------------------------------
  5.50%, 12/01/08              AA-     A3      1,700      1,911,616
-------------------------------------------------------------------
Florida (State of) Board of
  Education; Lottery Series
  2000 B RB
  5.75%, 07/01/10(d)           AAA     Aaa     1,000      1,170,870
-------------------------------------------------------------------
Palm Beach (County of)
  Airport System; Refunding
  Series 2001 RB
  5.50%, 10/01/09(d)           AAA     Aaa     1,000      1,150,760
-------------------------------------------------------------------
Palm Beach (County of) Solid
  Waste Authority; Refunding
  Series 1997 A RB
  5.50%, 10/01/06(d)           AAA     Aaa     3,000      3,279,720
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
FLORIDA-(CONTINUED)

Village Center Community
  Development District;
  Refunding Recreational
  Series 1998 A RB
  5.50%, 11/01/10(d)           AAA     Aaa    $1,105   $  1,286,540
===================================================================
                                                         11,870,266
===================================================================

GEORGIA-1.16%

Dalton (City of); Utilities
  Series 1999 RB
  5.75%, 01/01/10(d)           AAA     Aaa     1,015      1,176,761
-------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Georgia Tech Foundation
  Facilities Inc.); Series
  2002 A RB
  5.00%, 11/01/06              AA+     Aa1     1,500      1,628,790
-------------------------------------------------------------------
Georgia (State of);
  Unlimited Tax Series 1992
  B GO
  6.30%, 03/01/09              AAA     Aaa     1,425      1,684,322
-------------------------------------------------------------------
  6.30%, 03/01/10              AAA     Aaa     1,000      1,199,500
===================================================================
                                                          5,689,373
===================================================================

HAWAII-0.49%

Hawaii (State of); Unlimited
  Tax Series 1993 CA GO
  5.75%, 01/01/10(d)           AAA     Aa3     1,000      1,158,220
-------------------------------------------------------------------
Honolulu (City & County of);
  Unlimited Tax Series 1994
  B GO
  6.00%, 06/01/04(b)(c)        AAA     Aaa     1,230      1,251,992
===================================================================
                                                          2,410,212
===================================================================

IDAHO-0.04%

Idaho (State of) Housing
  Agency; Single Family
  Mortgage Sub. Series 1994
  D-1 RB (CEP-FHA, VA, FmHA)
  5.90%, 07/01/06              --      Aa2       170        176,729
===================================================================

ILLINOIS-8.50%

Chicago (City of) (Central
  Loop Redevelopment); Tax
  Increment Allocation Sub.
  Series 2000 A RB
  6.50%, 12/01/08(d)            A      --      8,000      9,155,440
-------------------------------------------------------------------
Chicago (City of); Limited
  Tax Series 1997 GO
  6.00%, 01/01/06(b)           AAA     Aaa       350        377,556
-------------------------------------------------------------------
Chicago (City of) Midway
  Airport; Series 1996 A RB
  5.30%, 01/01/08(d)           AAA     Aaa     1,000      1,090,780
-------------------------------------------------------------------
Chicago (City of) Park
  District; Refunding
  Unlimited Tax Series 1995
  GO
  6.00%, 01/01/07(d)           AAA     Aaa     2,000      2,221,740
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Chicago (City of) School
  Finance Authority (School
  Assistance); Refunding
  Unlimited Tax Series 2004
  A GO
  5.00%, 06/01/06(d)           --      Aaa    $1,500   $  1,609,590
-------------------------------------------------------------------
Chicago (City of) Unrefunded
  Limited Tax Series 1997 GO
  6.00%, 01/01/06(d)           AAA     Aaa       150        161,837
-------------------------------------------------------------------
Cook & Will (Counties of)
  School District #194;
  Limited Tax
  Series 2004 GO
  1.50%, 12/01/04(d)           AAA     Aaa       570        571,853
-------------------------------------------------------------------
  1.50%, 12/01/05(d)           AAA     Aaa       620        621,922
-------------------------------------------------------------------
  1.75%, 12/01/06(d)           AAA     Aaa       630        632,608
-------------------------------------------------------------------
  2.25%, 12/01/07(d)           AAA     Aaa       640        648,320
-------------------------------------------------------------------
Hoffman Estates (Economic
  Development Project Area);
  Refunding Tax Increment
  Series 1997 RB
  5.00%, 11/15/06(d)           AAA     Aaa     2,500      2,558,725
-------------------------------------------------------------------
Hoffman Estates (Park Place
  Apartments Project);
  Refunding Multifamily
  Housing Series 1996 RB
  (CEP-Federal National
  Mortgage Association)
  5.75%, 06/01/06(c)           AAA     --      1,400      1,416,912
-------------------------------------------------------------------
Illinois (State of)
  (Department of Central
  Management Services);
  Series 1999 COP
  4.90%, 07/01/08(d)           AAA     Aaa     1,000      1,105,680
-------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Evanston
  Northwestern Healthcare
  Corp.); VRD Series 2001 C
  RB (LOC-
  Bank One N.A.)
  1.02%, 05/01/31(e)(f)        A-1   VMIG-1    8,100      8,100,000
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Children's Memorial
  Hospital); Series 1999 A
  RB
  5.50%, 08/15/07(d)           AAA     Aaa     1,580      1,759,946
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Edward Hospital Obligated
  Group); Series 2001 A RB
  5.00%, 02/15/09(d)           AAA     Aaa     1,000      1,108,900
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Highland Park Hospital);
  Series 1991 B RB
  5.55%, 10/01/06(b)           AAA     Aaa       500        549,030
-------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority (The
  Carle Foundation); Series
  1998 A RB
  5.25%, 07/01/09(d)           AAA     Aaa     1,000      1,123,220
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Regional
  Transportation Authority;
  Series 1994 B RB
  6.30%, 06/01/04(b)(c)        AAA     Aaa    $1,000   $  1,028,330
-------------------------------------------------------------------
Illinois (State of);
  Refunding First Unlimited
  Tax Series 2001 GO
  5.25%, 10/01/11(d)           AAA     Aaa     1,790      2,050,588
-------------------------------------------------------------------
Madison & Saint Clair
  (Counties of) School
  District #10 (Collinsville
  School Building);
  Unlimited Tax Series 2001
  GO
  5.00%, 02/01/11(d)           AAA     Aaa     1,150      1,285,631
-------------------------------------------------------------------
McHenry (County of) Crystal
  Lake Community
  Consolidated School
  District #47; Unlimited
  Tax Series 1999 GO
  5.13%, 02/01/10(d)           --      Aaa     1,250      1,385,550
-------------------------------------------------------------------
Warrenville (City of); Tax
  Increment Series 2000 RB
  5.25%, 05/01/07(d)           AAA     Aaa     1,170      1,287,152
===================================================================
                                                         41,851,310
===================================================================

INDIANA-1.51%

Indiana (State of) Health
  Facility Financing
  Authority (Daughters of
  Charity National Health
  Systems Inc.);
  Series 1997 D RB
  5.00%, 11/01/07(b)(c)        NRR     Aaa     2,980      3,231,840
-------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Unrefunded
  Highway Series 1993 A RB
  5.50%, 06/01/07(d)           AAA     Aaa       855        949,649
-------------------------------------------------------------------
Indianapolis (City of) Local
  Public Improvement Bond
  Bank; Series 1999 D RB
  5.10%, 01/01/09              AAA     Aaa       425        473,675
-------------------------------------------------------------------
Richland-Bean Blossom School
  Building Corp.; First
  Mortgage Series 2001 RB
  5.00%, 07/15/10(b)           AAA     Aaa     1,045      1,172,636
-------------------------------------------------------------------
Zionsville (City of)
  Community Schools Building
  Corp.; First Mortgage
  Series 2002 RB
  5.00%, 07/15/11(d)           AAA     Aaa     1,420      1,592,544
===================================================================
                                                          7,420,344
===================================================================

KANSAS-1.24%

Johnson (County of) Water
  District #1; Series 2001
  RB
  5.00%, 06/01/11              AAA     Aaa     1,770      2,003,675
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
KANSAS-(CONTINUED)

Wyandotte (County of) &
  Kansas City (City of)
  Unified Government
  (Redevelopment
  Project-Area B); Special
  Obligation Series 2001 RB
  5.00%, 12/01/09(d)           AAA     Aaa    $1,080   $  1,220,929
-------------------------------------------------------------------
  5.00%, 12/01/10(d)           AAA     Aaa       750        850,020
-------------------------------------------------------------------
Wyandotte (County of) School
  District #500; Unlimited
  Tax Series 2001 GO
  5.50%, 09/01/11(d)           AAA     Aaa     1,750      2,032,240
===================================================================
                                                          6,106,864
===================================================================

KENTUCKY-0.24%

Kentucky (State of) Turnpike
  Authority (Revitalization
  Project); Refunding
  Economic Development Road
  Series 2001 A RB
  5.50%, 07/01/11(d)           AAA     Aaa     1,000      1,159,420
===================================================================

LOUISIANA-1.97%

Louisiana (State of) Energy
  & Power Authority (Power
  Project); Refunding Series
  2000 RB
  5.75%, 01/01/11(d)           AAA     Aaa     2,500      2,911,550
-------------------------------------------------------------------
Louisiana (State of);
  Unlimited Tax Series 1997
  A GO
  6.00%, 04/15/07(d)           AAA     Aaa     5,000      5,617,650
-------------------------------------------------------------------
New Orleans (City of);
  Certificates of
  Indebtedness Series 2000
  RB
  5.50%, 12/01/09(d)           AAA     Aaa     1,000      1,154,990
===================================================================
                                                          9,684,190
===================================================================

MASSACHUSETTS-2.32%

Massachusetts (State of);
  Consumer Lien Limited Tax
  Series 2000 A GO
  5.75%, 02/01/09              AA-     Aa2     5,000      5,721,500
-------------------------------------------------------------------
  Refunding Limited Tax
  Series 1997 A GO
  5.75%, 08/01/08(d)           AAA     Aaa     5,000      5,710,100
===================================================================
                                                         11,431,600
===================================================================

MICHIGAN-3.73%

Detroit (City of);
  Refunding Unlimited Tax
  Series 1995 B GO
  6.25%, 04/01/09(d)           AAA     Aaa     4,065      4,313,900
-------------------------------------------------------------------
  Series 1997 B GO
  5.38%, 04/01/10(d)           AAA     Aaa     1,630      1,841,541
-------------------------------------------------------------------
  Unlimited Tax
  Series 2001 A-1 GO
  5.50%, 04/01/09(d)           AAA     Aaa     1,500      1,712,850
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Hartland (City of)
  Consolidated School
  District; Refunding
  Unlimited Tax Series 2001
  GO (CEP-Michigan School
  Bond Loan Program)
  5.50%, 05/01/11              AA+     Aa1    $1,000   $  1,160,090
-------------------------------------------------------------------
Michigan (State of) Hospital
  Finance Authority
  (Ascension Health Credit);
  Series 1999 B RB
  5.20%, 11/15/05(c)           AA      Aa2     4,000      4,243,240
-------------------------------------------------------------------
Michigan (State of) Job
  Development Authority
  (General Motors Corp.);
  Series 1984 RB
  5.55%, 04/01/09              BBB    Baa1     1,975      1,979,404
-------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Detroit
  Edison Co.); Refunding
  Limited Obligation Series
  1995 CC RB
  4.85%, 09/01/11(c)(d)        --      Aaa     1,000      1,113,580
-------------------------------------------------------------------
Taylor (City of); Series
  2001 COP
  5.00%, 02/01/11(d)           AAA     Aaa       495        554,999
-------------------------------------------------------------------
Troy (City of) Downtown
  Development Authority;
  Refunding & Development
  Tax Allocation Series 2001
  RB
  5.00%, 11/01/10(d)           AAA     Aaa     1,265      1,426,123
===================================================================
                                                         18,345,727
===================================================================

MINNESOTA-1.17%

Minneapolis (City of)
  Special School District
  #1; Unlimited Tax Series
  1997 GO (CEP-Minnesota
  School District
  Enhancement Program)
  5.00%, 02/01/10              AA+     Aa2     1,000      1,058,570
-------------------------------------------------------------------
Osseo (City of) Independent
  School District #279;
  Refunding Unlimited Tax
  Series 2001 B GO (CEP-
  Minnesota School District
  Enhancement Program)
  5.00%, 02/01/11              --      Aa2     1,000      1,108,890
-------------------------------------------------------------------
Saint Cloud (City of) (Saint
  Cloud Hospital Obligated
  Group); Health Care Series
  2000 A RB
  5.50%, 05/01/06(d)           --      Aaa       600        646,098
-------------------------------------------------------------------
Western Minnesota Municipal
  Power Agency; Refunding
  Series 2001 A RB
  5.50%, 01/01/10(d)           --      Aaa     1,245      1,431,987
-------------------------------------------------------------------
  5.50%, 01/01/11(d)           --      Aaa     1,300      1,500,330
===================================================================
                                                          5,745,875
===================================================================

MISSISSIPPI-0.83%

Rankin (County of) School
  District; Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/11(d)           AAA     Aaa     3,625      4,064,133
===================================================================

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------

MISSOURI-0.80%

Missouri (State of) Health &
  Educational Facilities
  Authority (Freeman Health
  Systems Project); Health
  Facilities Series 1998 RB
  4.85%, 02/15/07(d)            A      --     $1,000   $  1,066,180
-------------------------------------------------------------------
  5.00%, 02/15/08(d)            A      --        515        555,000
-------------------------------------------------------------------
Missouri (State of) Health &
  Educational Facilities
  Authority (Saint Luke's
  Episcopal-Presbyterian
  Hospital); Health
  Facilities Series 2001 RB
  5.25%, 12/01/09(d)           AAA     Aaa     1,000      1,138,500
-------------------------------------------------------------------
Missouri (State of) Health &
  Educational Facilities
  Authority (Webster
  University); Series 2001
  RB
  5.00%, 04/01/11(d)           --      Aaa     1,075      1,201,743
===================================================================
                                                          3,961,423
===================================================================

NEVADA-0.34%

Nevada (State of); Capital
  Improvement & Cultural
  Affairs Limited Tax Series
  1999 A GO
  5.00%, 02/01/10              AA      Aa2     1,500      1,662,390
===================================================================

NEW JERSEY-2.07%

New Jersey (State of)
  Transportation Trust Fund
  Authority (Transportation
  System); Series 1999 A RB
  5.50%, 06/15/10              AA-     Aa3     8,020      9,189,236
-------------------------------------------------------------------
Tobacco Settlement Financing
  Corp.; Series 2002
  Asset-Backed RB
  5.00%, 06/01/09              BBB    Baa2     1,000      1,008,070
===================================================================
                                                         10,197,306
===================================================================

NEW YORK-7.00%

Monroe-Woodbury Central
  School District; Refunding
  Unlimited Tax Series 2004
  A GO
  4.00%, 05/15/06(d)           AAA     Aaa     1,000      1,051,960
-------------------------------------------------------------------
Nassau (County of); General
  Improvements Unlimited Tax
  Series 1997 V GO
  5.15%, 03/01/07(d)           AAA     Aaa     2,500      2,737,500
-------------------------------------------------------------------
  Improvements Unlimited Tax
  Series 2000 E GO
  5.25%, 03/01/05(d)           AAA     Aaa     3,000      3,111,300
-------------------------------------------------------------------
New York (City of)
  Metropolitan
  Transportation Authority
  (Triborough); Series 1999
  A COP
  5.00%, 01/01/08(d)           AAA     Aaa     1,000      1,101,070
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of);
  Refunding Unlimited Tax
  Series 1996 D GO
  5.60%, 11/01/05               A      A2     $5,000   $  5,320,500
-------------------------------------------------------------------
  Unlimited Tax Series 1996
  G GO
  5.90%, 02/01/05               A      A2      1,150      1,195,713
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Frances Schervier
  Obligated Group); Series
  1997 RB
  5.50%, 07/01/10(d)           AAA     Aaa     1,205      1,384,798
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Mental Health Services);
  Series 1997 A RB
  6.00%, 02/15/05(b)           NRR     NRR       450        469,359
-------------------------------------------------------------------
  6.00%, 02/15/07(b)(c)        NRR     NRR         5          5,699
-------------------------------------------------------------------
  Unrefunded Series 1997 A
  RB
  6.00%, 02/15/05              AA-     A3        550        572,539
-------------------------------------------------------------------
  6.00%, 08/15/07(b)           NRR     NRR     1,770      1,982,435
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University); Series 1997
  RB
  6.00%, 07/01/07(d)           AAA     Aaa     1,275      1,440,992
-------------------------------------------------------------------
New York (State of) Local
  Government Assistance
  Corp.; Refunding Series
  1996 A RB
  5.13%, 04/01/10(d)           AAA     Aaa     5,000      5,490,550
-------------------------------------------------------------------
New York (State of) Thruway
  Authority;
  Series 1997 D RB
  5.40%, 01/01/10              AA-     Aa3     5,000      5,522,700
-------------------------------------------------------------------
  Series 2004 A BAN
  2.25%, 10/06/05             SP-1+   MIG-1    3,000      3,044,940
===================================================================
                                                         34,432,055
===================================================================

NORTH CAROLINA-3.71%

Charlotte (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10              AAA     Aaa     5,000      5,611,750
-------------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency; Refunding Series
  1993 B RB
  7.00%, 01/01/08(d)           AAA     Aaa     1,000      1,170,550
-------------------------------------------------------------------
North Carolina (State of)
  Medical Care Commission
  (Cleveland Regional
  Medical Center Project);
  Health Care Facilities VRD
  Series 2001 RB (LOC-Bank
  of America N.A.)
  1.05%, 01/01/18(e)(f)(g)     --      --        138        138,000
-------------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency #1
  (Catawba); Electric Series
  1999 A RB
  6.00%, 01/01/07(d)           AAA     Aaa     4,330      4,814,960
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of);
  Public Improvements
  Unlimited Tax Series 1999
  A GO
  5.25%, 03/01/10              AAA     Aa1    $5,000   $  5,630,900
-------------------------------------------------------------------
Winston-Salem (City of);
  Series 2001 C COP
  4.75%, 06/01/11              AA+     Aa2       795        885,050
===================================================================
                                                         18,251,210
===================================================================

NORTH DAKOTA-0.39%

Burleigh (County of)
  (Medcenter One, Inc.);
  Refunding Health Care
  Series 1999 RB
  5.25%, 05/01/09(d)           AAA     Aaa     1,695      1,906,265
===================================================================

OHIO-1.32%

Greene (County of) Water
  System; Series 1996 A RB
  5.45%, 12/01/06(d)           AAA     Aaa       585        643,477
-------------------------------------------------------------------
Ohio (State of) (Elementary
  & Secondary Education
  Capital Facilities);
  Special Obligation Series
  1997 A RB
  5.10%, 12/01/05              AA+     Aa2     1,500      1,593,030
-------------------------------------------------------------------
Ohio (State of) (Higher
  Education Capital
  Facilities); Series 2001
  II-A RB
  5.25%, 12/01/06              AA      Aa2     2,500      2,736,275
-------------------------------------------------------------------
Portage (County of)
  (Robinson Memorial
  Hospital); Hospital Series
  1999 RB
  5.15%, 11/15/08(d)           AAA     Aaa       465        521,139
-------------------------------------------------------------------
Summit (County of) Refunding
  Limited Tax Series 2004 A
  GO
  2.00%, 12/01/06              AA      Aa2     1,000      1,009,050
===================================================================
                                                          6,502,971
===================================================================

OKLAHOMA-1.96%

Claremore (City of) Public
  Works Authority; Refunding
  Capital Improvement Series
  2000 RB
  6.00%, 06/01/05(d)           --      Aaa     2,285      2,412,617
-------------------------------------------------------------------
Grady (County of) Industrial
  Authority; Correctional
  Facilities Lease Series
  1999 RB
  5.38%, 11/01/09(d)           AAA     Aaa       360        413,316
-------------------------------------------------------------------
Grand River Dam Authority;
  Refunding Series 1993 RB
  5.50%, 06/01/09(d)           AAA     Aaa     2,000      2,297,860
-------------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)           --      Aaa     1,130      1,287,838
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Norman (City of) Regional
  Hospital Authority;
  Refunding Hospital Series
  1996 A RB
  5.30%, 09/01/07(d)           AAA     Aaa    $1,090   $  1,203,567
-------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Oklahoma
  Hospital Association);
  Pooled Health Facilities
  Series 2000 A RB
  5.25%, 06/01/06(d)           AAA     Aaa       575        619,407
-------------------------------------------------------------------
  5.25%, 06/01/08(d)           AAA     Aaa       640        715,206
-------------------------------------------------------------------
Okmulgee (County of)
  Governmental Building
  Authority; First Mortgage
  Sales Tax Series 2000 RB
  5.60%, 03/01/10(d)           --      Aaa       615        695,682
===================================================================
                                                          9,645,493
===================================================================

OREGON-1.60%

Grand Ronde Community
  Confederated Tribes;
  Governmental Facilities &
  Infrastructure Unlimited
  Tax Series 1997 GO
  5.00%, 12/01/07 (Acquired
  12/22/97; Cost
  $1,145,000)(h)               AAA     --      1,145      1,270,183
-------------------------------------------------------------------
Josephine (County of) School
  District #7 (Grants Pass);
  Refunding Unlimited Tax
  Series 2004 GO (CEP-Oregon
  Bond Guaranty Program)
  3.00%, 06/15/06              AAA     Aaa     1,315      1,357,698
-------------------------------------------------------------------
Multnomah & Clackamas
  (Counties of)
  Gresham-Barlow School
  District #10JT; Refunding
  Unlimited Tax Series 1998
  A GO
  5.00%, 01/01/07(d)           AAA     Aaa     1,245      1,353,066
-------------------------------------------------------------------
Multnomah (County of);
  Limited Tax Series 2000 A
  GO
  5.00%, 04/01/10              --      Aa2     1,000      1,121,700
-------------------------------------------------------------------
Portland (City of) Community
  College District;
  Unlimited Tax Series 2001
  B GO
  5.25%, 06/01/11              AA      Aa2     2,000      2,292,900
-------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  5.55%, 06/01/04              A+      A1        500        503,415
===================================================================
                                                          7,898,962
===================================================================

PENNSYLVANIA-1.31%

Lehigh (County of) General
  Purpose Authority
  (KidsPeace Corp.); Series
  1998 RB
  5.70%, 11/01/09(d)            A      --      1,000      1,117,370
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority;
  Series 2003 X RB
  5.00%, 06/15/06(d)           --      Aaa    $1,000   $  1,074,360
-------------------------------------------------------------------
Pennsylvania (State of);
  First Unlimited Tax Series
  2000 GO
  5.50%, 01/15/08(d)           AAA     Aaa     1,000      1,126,320
-------------------------------------------------------------------
Philadelphia (City of)
  School District; Refunding
  Unlimited Tax Series 1999
  D GO
  5.50%, 03/01/08(d)           AAA     Aaa     2,000      2,248,060
-------------------------------------------------------------------
State Public School Building
  Authority (Chester Upland
  School District Project);
  Series 2001 RB
  4.80%, 11/15/10(d)           AAA     Aaa       785        876,123
===================================================================
                                                          6,442,233
===================================================================

PUERTO RICO-0.11%

Children's Trust Fund;
  Tobacco Settlement Series
  2000 RB
  5.00%, 07/01/08(b)           AAA     NRR       500        558,285
===================================================================

RHODE ISLAND-0.19%

Woonsocket (City of);
  Unlimited Tax Series 2000
  GO
  5.25%, 10/01/10(d)           --      Aaa       840        958,129
===================================================================

SOUTH CAROLINA-2.52%

Berkeley (County of) School
  District (Berkeley School
  Facilities Group Inc.);
  Series 1995 COP
  5.05%, 02/01/07(b)           AAA     Aaa     1,835      1,966,716
-------------------------------------------------------------------
Piedmont (City of) Municipal
  Power Agency; Refunding
  Electric Series 1996 B RB
  5.25%, 01/01/08(d)           AAA     Aaa     4,500      4,944,060
-------------------------------------------------------------------
South Carolina (State of)
  Public Service Authority;
  Series 1999 A RB
  5.50%, 01/01/10(d)           AAA     Aaa     1,000      1,147,320
-------------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure Bank;
  Series 1998 A RB
  5.00%, 10/01/04(d)           AAA     Aaa     1,795      1,830,110
-------------------------------------------------------------------
  Series 1999 A RB
  5.50%, 10/01/09(d)           AAA     Aaa     1,180      1,359,856
-------------------------------------------------------------------
South Carolina (State of);
  Capital Improvements
  Unlimited Tax Series 2001
  B GO
  5.50%, 04/01/11              AAA     Aaa     1,000      1,164,780
===================================================================
                                                         12,412,842
===================================================================


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------

SOUTH DAKOTA-0.66%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)           AAA     Aaa    $1,680   $  1,816,332
-------------------------------------------------------------------
South Dakota (State of)
  Health & Educational
  Facilities Authority
  (Rapid City Regional
  Hospital); Series 2001 RB
  5.00%, 09/01/09(d)           AAA     Aaa     1,290      1,437,576
===================================================================
                                                          3,253,908
===================================================================

TENNESSEE-3.71%

Johnson City (City of)
  Health & Educational
  Facilities Board (Mountain
  States Health); Refunding
  First Mortgage Hospital
  Series 2000 A RB
  5.50%, 07/01/05(d)           AAA     Aaa     1,975      2,078,075
-------------------------------------------------------------------
Knoxville (City of);
  Electric Series 2001 U RB
  5.00%, 07/01/11              AA      Aa3     1,195      1,328,577
-------------------------------------------------------------------
Memphis (City of) Sanitation
  Sewer System; Series 2000
  RB
  5.35%, 05/01/09              AA+     Aa2       525        589,496
-------------------------------------------------------------------
Nashville (Metropolitan
  Government of) & Davidson
  (County of) Health &
  Educational Facilities
  Board (Meharry Medical
  College); Series 1979 RB
  (CEP-Dept. of Health,
  Education & Welfare)
  7.88%, 12/01/04(b)           NRR     Aaa       155        158,990
-------------------------------------------------------------------
Nashville (Metropolitan
  Government of) & Davidson
  (County of) Health &
  Educational Facilities
  Board (Meharry Medical
  College Project);
  Refunding VRD Series 1998
  RB (LOC-Bank of America
  N.A.)
  1.05%, 08/01/18(e)(f)(g)     --      --      7,450      7,450,000
-------------------------------------------------------------------
Nashville (Metropolitan
  Government of) & Davidson
  (County of) Health &
  Educational Facilities
  Board (Welch Bend
  Apartments); Multifamily
  Housing Series 1996 A RB
  (CEP-Federal National
  Mortgage Association)
  5.50%, 01/01/07(c)           AAA     --        500        525,925
-------------------------------------------------------------------
Rutherford (County of);
  Refunding Public
  Improvements Unlimited Tax
  Series 2001 GO
  5.00%, 04/01/11              AA      Aa2     3,485      3,912,156
-------------------------------------------------------------------
Tennergy Corp.; Gas Series
  1999 RB
  4.13%, 06/01/09(d)           AAA     Aaa     1,000      1,070,120
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Tennessee (State of) School
  Bond Authority; Higher
  Educational Facilities
  Second Program Series 2002
  A RB
  5.00%, 05/01/11(d)           AAA     Aaa    $1,000   $  1,125,220
===================================================================
                                                         18,238,559
===================================================================

TEXAS-17.00%

Amarillo (City of) Health
  Facilities Corp. (Baptist
  Saint Anthony's Hospital
  Corp.); Series 1998 RB
  5.50%, 01/01/10(d)           --      Aaa     1,275      1,448,311
-------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/08              --      Aaa     1,000      1,114,240
-------------------------------------------------------------------
Austin (City of); Limited
  Tax Certificates Series
  2001 GO
  5.00%, 09/01/11              AA+     Aa2     1,900      2,134,517
-------------------------------------------------------------------
Brownsville (City of);
  Limited Tax Certificates
  Series 2001 GO
  5.25%, 02/15/10(d)           AAA     Aaa     1,055      1,196,834
-------------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater Project);
  Refunding Contract Series
  1999 RB
  5.00%, 02/15/10(d)           AAA     Aaa     2,655      2,923,713
-------------------------------------------------------------------
Dallas (City of) Waterworks
  & Sewer System; Refunding
  Series 1999 RB
  5.50%, 10/01/09              AA+     Aa2     1,500      1,727,805
-------------------------------------------------------------------
Garland (City of); Limited
  Tax Certificates Series
  2001 GO
  5.25%, 02/15/11(d)           AAA     Aaa     2,435      2,770,762
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (CHRISTUS Health);
  Series 1999 A RB
  5.38%, 07/01/08(d)           AAA     Aaa     1,000      1,105,580
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Hospital System Project);
  Hospital Series 1998 RB
  5.50%, 06/01/09(d)           AAA     Aaa     5,500      6,261,860
-------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Hospital Series 1999 A RB
  5.00%, 10/01/09              AA      Aa2     1,920      2,100,787
-------------------------------------------------------------------
Harris (County of) Houston
  Sports Authority;
  Refunding Sr. Lien Series
  2001 A RB
  5.50%, 11/15/09(d)           AAA     Aaa     1,670      1,920,350
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Convention
  & Entertainment Facilities
  Department; Hotel &
  Occupancy Tax
  Series 2001 B RB
  5.25%, 09/01/10(d)           AAA     Aaa    $2,865   $  3,254,124
-------------------------------------------------------------------
  5.25%, 09/01/11(d)           AAA     Aaa     2,360      2,681,668
-------------------------------------------------------------------
  5.50%, 09/01/11(d)           AAA     Aaa     2,460      2,835,617
-------------------------------------------------------------------
  Refunding Hotel &
  Occupancy Tax
  Series 2001 A RB
  5.50%, 09/01/10(d)           AAA     Aaa     3,000      3,451,020
-------------------------------------------------------------------
  5.50%, 09/01/11(d)           AAA     Aaa     4,100      4,726,029
-------------------------------------------------------------------
Houston (City of)
  Independent School
  District (Public Property
  Financing Project);
  Contractual Limited Tax
  Series 2000 GO
  5.00%, 07/15/06              AA      Aa3     2,000      2,150,060
-------------------------------------------------------------------
Houston (City of); Refunding
  Public Improvements
  Limited Tax Series 2000 GO
  5.50%, 03/01/09(d)           AAA     Aaa     1,000      1,140,150
-------------------------------------------------------------------
Katy (City of) Independent
  School District; Unlimited
  Tax Series 1999 A GO
  (CEP-Texas Permanent
  School Fund)
  5.20%, 02/15/10              AAA     Aaa     1,285      1,433,495
-------------------------------------------------------------------
La Joya (City of)
  Independent School
  District; Unlimited Tax
  Series 1998 GO (CEP-Texas
  Permanent School Fund)
  5.38%, 02/15/10              AAA     Aaa     1,535      1,696,421
-------------------------------------------------------------------
Lower Colorado River
  Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)           AAA     Aaa     1,470      1,719,827
-------------------------------------------------------------------
Lubbock (City of) Health
  Facilities Development
  Corp. (Methodist
  Hospital); Hospital Series
  1993 B RB
  5.40%, 12/01/05(b)           AAA     Aaa       500        535,170
-------------------------------------------------------------------
Lubbock (City of); Limited
  Tax Certificates Series
  1999 GO
  5.00%, 02/15/10              AA-     Aa3       680        749,802
-------------------------------------------------------------------
McKinney (City of); Limited
  Tax Series 2000 GO
  5.25%, 08/15/09(d)           AAA     Aaa       475        540,146
-------------------------------------------------------------------
  5.25%, 08/15/10(d)           AAA     Aaa       500        563,225
-------------------------------------------------------------------
  Waterworks & Sewer
  Series 2000 RB
  5.25%, 03/15/09(d)           AAA     Aaa       685        771,755
-------------------------------------------------------------------
  5.25%, 03/15/10(d)           AAA     Aaa       725        809,666
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas Municipal Water
  District; Regional Water
  System Series 2001 RB
  5.00%, 09/01/11(d)           AAA     Aaa    $1,040   $  1,172,766
-------------------------------------------------------------------
  Water System
  Series 2001 RB
  5.00%, 06/01/12(d)           AAA     Aaa       825        916,212
-------------------------------------------------------------------
Plano (City of); Limited Tax
  Series 2000 GO
  5.25%, 09/01/06              AAA     Aaa       600        651,318
-------------------------------------------------------------------
  5.13%, 09/01/07              AAA     Aaa       535        591,443
-------------------------------------------------------------------
San Antonio (City of);
  Electric & Gas Series 1998
  A RB
  5.25%, 02/01/09(b)(c)        AAA     NRR     3,575      4,076,859
-------------------------------------------------------------------
San Antonio (City of);
  Refunding Limited Tax
  Series 1998 A GO
  5.00%, 02/01/11              AA+     Aa2     1,500      1,653,525
-------------------------------------------------------------------
San Antonio (City of);
  Unrefunded Electric & Gas
  Series 1994 RB
  5.00%, 02/01/12(b)           NRR     NRR     2,375      2,659,929
-------------------------------------------------------------------
  Series 1998 A RB
  5.25%, 02/01/10              AA+     Aa1     5,540      6,228,567
-------------------------------------------------------------------
Southlake (City of); Limited
  Tax Increment Certificates
  Series 2000 E GO
  5.00%, 02/15/11(d)           AAA     Aaa       635        694,734
-------------------------------------------------------------------
Southlake (City of);
  Waterworks & Sewer Limited
  Tax Certificates
  Series 2000 A GO
  5.40%, 02/15/09(d)           AAA     Aaa       250        283,598
-------------------------------------------------------------------
  5.45%, 02/15/10(d)           AAA     Aaa       235        264,819
-------------------------------------------------------------------
Tarrant (County of) Jr.
  College District; Limited
  Tax Series 1994 GO
  5.05%, 02/15/10              AAA     Aa1     1,425      1,544,415
-------------------------------------------------------------------
Texas (State of) Municipal
  Power Agency; Refunding
  Series 1994 RB
  5.00%, 09/01/11(d)           AAA     Aaa     1,675      1,701,130
-------------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Dallas North
  Tollway-Addison Airport
  Toll Tunnel Project);
  Series 1994 RB
  6.30%, 01/01/05(d)           AAA     Aaa       500        518,235
-------------------------------------------------------------------
Texas A&M University
  Financing System; Series
  2001 B RB
  5.38%, 05/15/09              AA+     Aa1     1,260      1,434,712
-------------------------------------------------------------------
Texas Tech University
  Financing System;
  Refunding & Improvement
  Series 1999 6 RB
  5.25%, 02/15/11(d)           AAA     Aaa     5,000      5,545,750
===================================================================
                                                         83,700,946
===================================================================


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------

UTAH-1.91%

Granite School District
  Municipal Building
  Authority; Lease Series
  2004 RB
  2.00%, 03/01/05              --      Aa3    $1,250   $  1,260,788
-------------------------------------------------------------------
Salt Lake (County of) (IHC
  Health Services Inc.);
  Hospital Series 2001 RB
  5.50%, 05/15/08(d)           AAA     Aaa     2,000      2,243,780
-------------------------------------------------------------------
  5.50%, 05/15/09(d)           AAA     Aaa     1,000      1,137,420
-------------------------------------------------------------------
Salt Lake City (City of);
  Unlimited Tax Series 1999
  GO
  5.25%, 06/15/09              --      Aaa       900      1,024,065
-------------------------------------------------------------------
Spanish Fork (City of);
  Electric Series 2000 RB
  5.00%, 08/15/09(d)           --      Aaa       630        704,857
-------------------------------------------------------------------
  5.00%, 08/15/10(d)           --      Aaa       660        739,556
-------------------------------------------------------------------
Tooele (County of) School
  District; Unlimited Tax
  Series 2001 GO (CEP-Utah
  School Bond Guaranty)
  4.50%, 06/01/11              AAA     Aaa     1,075      1,174,491
-------------------------------------------------------------------
Utah (State of) Associated
  Municipal Power Systems
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/10(d)           AAA     Aaa     1,000      1,029,700
-------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Housing Mortgage
  Series 1999 E-1-I RB
  (CEP-FHA, VA)
  5.05%, 07/01/07              AAA     Aaa        65         68,260
===================================================================
                                                          9,382,917
===================================================================

VIRGINIA-1.17%

Fairfax (County of); Public
  Improvement Unlimited Tax
  Series 1997 A GO
  (CEP-Virginia State Aid
  Withholding Programs)
  5.00%, 06/01/07              AAA     Aaa     1,000      1,060,660
-------------------------------------------------------------------
Norfolk (City of)
  Redevelopment & Housing
  Authority (Tidewater
  Community College Campus);
  Educational Facilities
  Series 1995 RB
  5.30%, 11/01/04(b)           NRR     NRR       535        548,247
-------------------------------------------------------------------
  5.40%, 11/01/05(b)           NRR     NRR       500        531,875
-------------------------------------------------------------------
Norton (City of) Industrial
  Development Authority
  (Norton Community
  Hospital); Refunding &
  Improvement Hospital
  Series 2001 RB
  5.13%, 12/01/10(d)            A      --      1,315      1,431,877
-------------------------------------------------------------------
Peninsula Ports Authority
  (Riverside Health System
  Project); Refunding Health
  System Series 1998 RB
  5.00%, 07/01/06              AA      Aa2     1,000      1,064,430
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Public
  School Authority;
  Refunding School Financing
  Series 1997 I RB
  5.25%, 08/01/07              AA+     Aa1    $1,000   $  1,110,060
===================================================================
                                                          5,747,149
===================================================================

WASHINGTON-8.11%

Energy Northwest (Project
  #3); Refunding Electric
  Series 2001 A RB
  5.50%, 07/01/10(d)           AAA     Aaa     2,000      2,299,640
-------------------------------------------------------------------
  5.50%, 07/01/11(d)           AAA     Aaa     7,500      8,648,250
-------------------------------------------------------------------
Mason (County of) School
  District #309 (Shelton);
  Unlimited Tax Series 2001
  GO
  5.00%, 12/01/09(d)           --      Aaa       675        759,294
-------------------------------------------------------------------
Seattle (City of); Refunding
  Municipal Light & Power
  Improvements Series 2001
  RB
  5.25%, 03/01/11(d)           AAA     Aaa     3,000      3,404,100
-------------------------------------------------------------------
Snohomish (County of) School
  District #16 (Arlington);
  Unlimited Tax Series 2000
  GO
  5.40%, 12/01/08(d)           --      Aaa       915      1,036,494
-------------------------------------------------------------------
Snohomish (County of);
  Limited Tax Series 2001 GO
  5.25%, 12/01/11              AA      Aa3     2,685      3,063,827
-------------------------------------------------------------------
Spokane (City of) Regional
  Solid Waste Management
  System; Refunding Series
  2001 RB
  5.00%, 12/01/06(d)           AAA     Aaa     1,140      1,237,561
-------------------------------------------------------------------
Spokane (City of); Unlimited
  Tax Series 1999 B GO
  5.40%, 01/01/10              BBB     A2      2,075      2,291,568
-------------------------------------------------------------------
Washington (State of)
  (Department of Ecology);
  Refunding Series 2001 COP
  4.75%, 04/01/11(d)           AAA     Aaa     5,310      5,776,430
-------------------------------------------------------------------
Washington (State of) Public
  Power Supply System
  (Nuclear Project #1);
  Refunding Series 1996 C RB
  6.00%, 07/01/09(d)           AAA     Aaa     5,000      5,824,700
-------------------------------------------------------------------
Washington (State of) Public
  Power Supply System
  (Nuclear Project #2);
  Refunding Series 1997 A RB
  6.00%, 07/01/07(b)           AAA     Aaa     1,000      1,134,580
-------------------------------------------------------------------
  Refunding Series 1997 B RB
  5.50%, 07/01/06              AA-     Aaa     1,100      1,193,192
-------------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R-2000A GO
  5.50%, 01/01/08              AA      Aa1     1,135      1,269,554
-------------------------------------------------------------------


                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE
-------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Series 2001 R-A GO
  5.00%, 09/01/10              AA      Aa1    $1,745   $  1,959,932
===================================================================
                                                         39,899,122
===================================================================

WISCONSIN-2.31%

Fond du Lac (City of) School
  District; Refunding
  Unlimited Tax Series 2000
  GO
  5.25%, 04/01/10(b)(c)        NRR     Aaa     1,000      1,141,920
-------------------------------------------------------------------
Two Rivers (City of) Public
  School District; Refunding
  Unlimited Tax Series 2000
  GO
  5.50%, 03/01/08(d)           --      Aaa       680        762,987
-------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligated Group); Hospital
  Series 1997 D RB
  4.90%, 11/01/05(b)(c)        NRR     Aaa     1,785      1,866,575
-------------------------------------------------------------------

                                RATINGS(a)     PAR        MARKET
                               S&P   MOODY'S  (000)       VALUE

-------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic); Series 1997 RB
  5.20%, 02/15/07(d)           AAA     Aaa    $2,210   $  2,409,519
-------------------------------------------------------------------
Wisconsin (State of);
  Refunding Unlimited Tax
  Series 1993 2 GO
  5.13%, 11/01/11              AA-     Aa3     2,000      2,267,100
-------------------------------------------------------------------
Wisconsin (State of);
  Unlimited Tax Series 1999
  C GO
  5.75%, 05/01/10              AA-     Aa3     2,500      2,909,150
===================================================================
                                                         11,357,251
===================================================================
TOTAL INVESTMENTS-99.10%
  (Cost $449,476,650)                                   487,799,418
===================================================================
OTHER ASSETS LESS
  LIABILITIES-0.90%                                       4,415,112
===================================================================
NET ASSETS-100.00%                                     $492,214,530
___________________________________________________________________
===================================================================

Investment Abbreviations:

BAN   - Bond Anticipation Note
CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
FHA   - Federal Housing Administration
FmHA  - Farmers Home Administration
GO    - General Obligation Bonds
Jr.   - Junior
LOC   - Letter of Credit

NRR  - Not Re-Rated
RAN  - Revenue Anticipation Notes
RB   - Revenue Bonds
Sr.  - Senior
Sub  - Subordinated
VA   - Department of Veterans Affairs
VRD  - Variable Rate Demand
Wts. - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service., Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings Ltd., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 03/31/04 represented 0.26% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $449,476,650)              $     487,799,418
-------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                    1,701,917
-------------------------------------------------------------------------------
  Interest                                                            6,215,107
-------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                59,917
-------------------------------------------------------------------------------
Other assets                                                             48,014
===============================================================================
    Total assets                                                    495,824,373
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                               2,276,567
-------------------------------------------------------------------------------
  Fund shares reacquired                                                653,213
-------------------------------------------------------------------------------
  Dividends                                                             528,128
-------------------------------------------------------------------------------
  Deferred compensation and retirement plans                             76,307
-------------------------------------------------------------------------------
Accrued distribution fees -- Class A3                                    29,251
-------------------------------------------------------------------------------
Accrued transfer agent fees                                              28,146
-------------------------------------------------------------------------------
Accrued operating expenses                                               18,231
===============================================================================
    Total liabilities                                                 3,609,843
===============================================================================
Net assets applicable to shares outstanding                   $     492,214,530
_______________________________________________________________________________
===============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $     453,483,038
-------------------------------------------------------------------------------
Undistributed net investment income                                   2,114,018
-------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                         (1,705,294)
-------------------------------------------------------------------------------
Unrealized appreciation of investment securities                     38,322,768
===============================================================================
                                                              $     492,214,530
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Class A                                                       $     390,902,918
_______________________________________________________________________________
===============================================================================
Class A3                                                      $     101,311,612
_______________________________________________________________________________
===============================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Class A                                                              33,437,094
_______________________________________________________________________________
===============================================================================
Class A3                                                              8,668,401
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                   $           11.69
-------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.69 divided by 99.00%)             $           11.81
_______________________________________________________________________________
===============================================================================
Class A3:
  Net asset value and offering price per share                $           11.69
_______________________________________________________________________________
===============================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $22,515,649
=========================================================================

EXPENSES:

Advisory fees                                                   1,529,052
-------------------------------------------------------------------------
Administrative services fees                                      127,673
-------------------------------------------------------------------------
Custodian fees                                                     20,756
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     218,930
-------------------------------------------------------------------------
Transfer agent fees                                               197,621
-------------------------------------------------------------------------
Trustees' fees                                                     18,456
-------------------------------------------------------------------------
Other                                                             242,176
=========================================================================
    Total expenses                                              2,354,664
=========================================================================
Less: Expense offset arrangements                                  (5,821)
-------------------------------------------------------------------------
    Net expenses                                                2,348,843
=========================================================================
Net investment income                                          20,166,806
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    4,632,582
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (4,921,148)
=========================================================================
Net gain (loss) from investment securities                       (288,566)
=========================================================================
Net increase in net assets resulting from operations          $19,878,240
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                  2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  20,166,806    $  24,650,866
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    4,632,582        1,662,421
============================================================================================
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (4,921,148)      31,472,570
============================================================================================
    Net increase in net assets resulting from operations         19,878,240       57,785,857
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (18,180,437)     (22,634,818)
--------------------------------------------------------------------------------------------
  Class A3                                                       (2,284,936)        (173,077)
============================================================================================
    Decrease in net assets resulting from distributions         (20,465,373)     (22,807,895)
============================================================================================
Share transactions-net:
  Class A                                                      (148,381,078)    (174,155,103)
--------------------------------------------------------------------------------------------
  Class A3                                                       72,183,578       29,375,850
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (76,197,500)    (144,779,253)
============================================================================================
    Net increase (decrease) in net assets                       (76,784,633)    (109,801,291)
============================================================================================

NET ASSETS:

  Beginning of year                                             568,999,163      678,800,454
============================================================================================
  End of year (including undistributed net investment income of $2,114,018 and $2,412,585 for 2004 and 2003,
    respectively)                                             $ 492,214,530    $ 568,999,163
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates, based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                            ANNUAL RATE
---------------------------------------------------------
First $500 million                               0.30%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                        0.25%
---------------------------------------------------------
Over $1 billion                                  0.20%
_________________________________________________________
=========================================================


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $127,673 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $90,678 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A3 shares. Of this amount, up to 0.25% of the average daily net assets of the Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the year ended March 31, 2004, the Class A3 shares paid $218,930.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2004, AIM Distributors advised the Fund that it retained $14,229 in front-end sales commissions from the sale of Class A shares and $6,216 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended March 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $5,821 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $5,821.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $4,735 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                          2004          2003
----------------------------------------------------------------
Distributions paid from ordinary
  income -- tax exempt                 $20,465,373   $22,807,895
________________________________________________________________
================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income -- tax exempt    $  2,183,947
-----------------------------------------------------------
Unrealized appreciation -- investments           38,322,768
-----------------------------------------------------------
Temporary book/tax differences                      (69,929)
-----------------------------------------------------------
Capital loss carryforward                        (1,705,294)
-----------------------------------------------------------
Shares of beneficial interest                   453,483,038
===========================================================
Total net assets                               $492,214,530
___________________________________________________________
===========================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of deferral of trustee compensation and trustee retirement plan expenses.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS
(CONTINUED)

    The Fund utilized $4,632,582 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
---------------------------------------------------------------------------------
March 31, 2009                                                     $1,489,706
---------------------------------------------------------------------------------
March 31, 2010                                                        215,588
=================================================================================
Total capital loss carryforward                                    $1,705,294
_________________________________________________________________________________
=================================================================================
The ability to use capital loss carryforwards may be limited under the Internal
Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2004 was $28,377,480 and $115,204,452, respectively.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $      38,372,927
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (50,159)
=================================================================================
Net unrealized appreciation of investment securities            $      38,322,768
_________________________________________________________________________________
=================================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently consists of two classes of shares: Class A shares and Class A3 shares. Class A shares were sold with a front-end sales charge. Class A3 shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. At the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,092,223    $  36,103,682     12,314,191    $ 141,292,574
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    10,413,258      122,026,744      3,435,681       40,205,006
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,035,527       12,119,242      1,306,573       15,101,742
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                       139,598        1,632,789         10,661          124,606
==========================================================================================================================
Reacquired:
  Class A                                                     (16,799,104)    (196,604,002)   (28,886,931)    (330,549,419)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (4,390,111)     (51,475,955)      (940,686)     (10,953,762)
==========================================================================================================================
                                                               (6,508,609)   $ (76,197,500)   (12,760,511)   $(144,779,253)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.70       $  11.06    $  11.17    $  10.71    $  11.13
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47(a)        0.48        0.45        0.49        0.48
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)          0.60       (0.12)       0.46       (0.41)
=========================================================================================================================
    Total from investment operations                              0.46           1.08        0.33        0.95        0.07
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.47)         (0.44)      (0.44)      (0.49)      (0.48)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --          --       (0.01)
=========================================================================================================================
    Total distributions                                          (0.47)         (0.44)      (0.44)      (0.49)      (0.49)
=========================================================================================================================
Net asset value, end of period                                $  11.69       $  11.70    $  11.06    $  11.17    $  10.71
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   4.04%          9.86%       2.99%       9.11%       0.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $390,903       $539,679    $678,800    $608,393    $353,130
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           0.42%(c)       0.38%       0.38%       0.41%       0.42%
=========================================================================================================================
Ratio of net investment income to average net assets              3.98%(c)       4.10%       4.00%       4.48%       4.45%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                              6%             7%         58%         40%         50%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $449,069,208.


                                                                             CLASS A3
                                                              ---------------------------------------
                                                                               OCTOBER 31, 2002
                                                              YEAR ENDED        (DATE SALES
                                                              MARCH 31,        COMMENCED) TO
                                                                2004           MARCH 31, 2003
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.70               $ 11.59
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.43(a)               0.18
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          (0.01)                 0.10
=====================================================================================================
    Total from investment operations                               0.42                  0.28
=====================================================================================================
Less dividends from net investment income                         (0.43)                (0.17)
=====================================================================================================
Net asset value, end of period                                 $  11.69               $ 11.70
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                    3.67%                 2.47%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $101,312               $29,320
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                            0.77%(c)              0.73%(d)
=====================================================================================================
Ratio of net investment income to average net assets               3.63%(c)              3.75%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                            6%                    7%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $62,551,427.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS PENDING


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, AMVESCAP has assumed $26,657 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by

AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                                  AIM TAX-FREE INTERMEDIATE FUND

                                                                     PROSPECTUS

                                                                  JULY 30, 2004

INSTITUTIONAL CLASS

AIM Tax-Free Intermediate Fund seeks to generate as high a level of tax-exempt income as is consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Dividends and Distributions                          5

Suitability for Investors                            5

Special Tax Information Regarding the Fund           5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group, Inc. and AIM Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Municipal securities include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

    The fund may purchase municipal securities that meet certain quality criteria at the time of purchase, including: (1) securities rated within the three highest ratings by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization (NRSRO); (2) securities rated within the two highest ratings for short-term municipal obligations by Moody's or S&P or any other NRSRO; (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if (a) other municipal securities of the same issuer are rated A or better by a NRSRO, or (b) deemed by the portfolio managers to be of comparable quality. The fund will invest only in municipal securities that have maturities of ten and one-half years or less and will maintain a dollar-weighted average portfolio maturity of between three and seven and one-half years.

    The fund may invest (1) less than 25% of its total assets in securities of issuers located in the same state; (2) less than 25% of its total assets in industrial development bonds; (3) less than 25% of its total assets in securities, the interest on which is paid from revenues of similar type projects; and (4) up to 100% of its assets in securities in category three, if the principal and interest on the securities is guaranteed. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for preservation of capital. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases will cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

    The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for the fund are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. Institutional Class shares of the fund commenced operations on July 30, 2004.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.


                              (PERFORMANCE CHART)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................  -1.43%
1995...................................................................  10.21%
1996...................................................................   3.82%
1997...................................................................   7.27%
1998...................................................................   5.47%
1999...................................................................   0.09%
2000...................................................................   8.20%
2001...................................................................   4.46%
2002...................................................................   9.61%
2003...................................................................   4.21%




    The fund's Class A shares' year-to-date total return as of June 30, 2004 was -0.98%.



    During the periods shown in the bar chart, Class A shares' highest quarterly return was 4.13% (quarter ended June 30, 2002) and the lowest quarterly return of the fund's Class A shares was -2.56% (quarter ended March 31, 1994).

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's Class A shares performance to that of a broad-based securities market index, a style specific index and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indicies shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indicies shown below.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS      DATE
-----------------------------------------------------------------------------
Class A(1)                                                       05/11/87(1)
  Return Before Taxes             4.21%      5.26%      5.13%
  Return After Taxes on
     Distributions                4.21       5.25       5.12
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.18       5.11       5.03
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(2)                        5.31       5.83       6.03
Merrill Lynch 3-7 Year
  Municipal Index(3)              4.22       5.79       5.42
Lipper Intermediate Muni-Debt
  Fund Index(4)                   4.36       4.90       5.01
-----------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is July 30, 2004.

(2) The Lehman Brothers Municipal Bond Index measures the performance of municipal bonds (a) with a minimum credit rating of Baa, (b) with an outstanding par value of at least $5 million, (c) issued as part of a transaction of at least $50 million, (d) issued after December 31, 1990 and
    (e) with a maturity of at least one-year. The fund has also included the Merrill Lynch 3-7 Year Municipal Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Intermediate Muni-Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(3) The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds municipal bonds with maturities that range between 3 and 7 years.


(4) The Lipper Intermediate Muni-Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Muni-Debt category. These funds invest in municipal debt issues with average maturities of five to 10 years.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from                                                    INSTITUTIONAL
your investment)                                                             CLASS
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                             None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
whichever is less)                                                              None
-----------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------
                                                                            INSTITUTIONAL
(expenses that are deducted from fund assets)                                 CLASS
-----------------------------------------------------------------------------------------
Management Fees                                                                  0.30%

Distribution and/or
Service (12b-1) Fees                                                             None

Other Expenses(2)                                                                0.11

Total Annual Fund Operating Expenses                                             0.41
-----------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Institutional Class                        $42      $132      $230       $518
-------------------------------------------------------------------------------

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended March 31, 2004, the advisor received compensation of 0.30% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1987.


- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1988 and has been associated with the advisor and/or its affiliates since 1985.


They are assisted by the Municipal Bond Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays dividends, if any, monthly.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutional investors. Shares of the Institutional Class of the fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Class of the fund is available is $1 million.

    The Institutional Class of the fund is designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of securities. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the 2000 fiscal year was audited by other public accountants.


    As of the date of this prospectus, Institutional Class shares had not yet commenced operations and therefore, financial information for the Institutional Class shares is not available.



                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $  11.70       $  11.06    $  11.17    $  10.71    $  11.13
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47(a)        0.48        0.45        0.49        0.48
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)          0.60       (0.12)       0.46       (0.41)
=========================================================================================================================
    Total from investment operations                              0.46           1.08        0.33        0.95        0.07
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.47)         (0.44)      (0.44)      (0.49)      (0.48)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --          --       (0.01)
=========================================================================================================================
    Total distributions                                          (0.47)         (0.44)      (0.44)      (0.49)      (0.49)
=========================================================================================================================
Net asset value, end of period                                $  11.69       $  11.70    $  11.06    $  11.17    $  10.71
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   4.04%          9.86%       2.99%       9.11%       0.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $390,903       $539,679    $678,800    $608,393    $353,130
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           0.42%(c)       0.38%       0.38%       0.41%       0.42%
=========================================================================================================================
Ratio of net investment income to average net assets              3.98%(c)       4.10%       4.00%       4.48%       4.45%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                              6%             7%         58%         40%         50%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $449,069,208.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database, on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Tax-Free Intermediate Fund
   SEC 1940 Act file number: 811-7890
----------------------------------------

AIMinvestments.com     TFI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM TAX-EXEMPT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO (THE "FUND") OF AIM TAX-EXEMPT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:



                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------


         THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 30, 2004, RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS:



                  FUND                                        DATED
                  ----                                        -----

    AIM TAX-FREE INTERMEDIATE FUND -                      JULY 30, 2004
       INSTITUTIONAL CLASS SHARES

                              AIM TAX-EXEMPT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.............................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Debt Investments................................................................................6
                  Other Investments...............................................................................9
                  Investment Techniques..........................................................................10
                  Derivatives....................................................................................13
         Fund Policies...........................................................................................17
         Temporary Defensive Positions...........................................................................20

MANAGEMENT OF THE TRUST..........................................................................................20
         Board of Trustees.......................................................................................20
         Management Information..................................................................................20
                  Trustee Ownership of Fund Shares...............................................................22
                  Factors Considered in Approving the Investment Advisory Agreement..............................22
         Compensation............................................................................................22
                  Retirement Plan For Trustees...................................................................23
                  Deferred Compensation Agreements...............................................................23
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................23
         Codes of Ethics.........................................................................................23
         Proxy Voting Policies...................................................................................24

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................24

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................24
         Investment Advisor......................................................................................24
         Service Agreements......................................................................................26
         Other Service Providers.................................................................................26

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................27
         Brokerage Transactions..................................................................................27
         Commissions.............................................................................................27
         Brokerage Selection.....................................................................................27
         Directed Brokerage (Research Services)..................................................................28
         Regular Brokers or Dealers..............................................................................28
         Allocation of Portfolio Transactions....................................................................28

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................29
         Purchase and Redemption of Shares.......................................................................29
         Redemptions by the Fund.................................................................................29
         Offering Price..........................................................................................30
         Redemption In Kind......................................................................................31
         Backup Withholding......................................................................................31

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................32
         Dividends and Distributions.............................................................................32
         Tax Matters.............................................................................................32

DISTRIBUTION OF SECURITIES.......................................................................................37
         Distributor.............................................................................................37

CALCULATION OF PERFORMANCE DATA..................................................................................38

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................44

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES...........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................I-1

PERFORMANCE DATA................................................................................................J-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................K-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Tax-Exempt Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally incorporated on May 3, 1993 as AIM Tax-Exempt Funds, Inc. ("ATEF"), a Maryland corporation. The Trust reorganized as a Delaware business trust on June 1, 2000. Each Fund acquired all the assets and assumed all of the liabilities of the series portfolios with corresponding names of AIM Tax-Exempt Funds, Inc. All historical financial and other information contained in this Statement of Additional Information for periods prior to June 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof).

         On October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and AIM Funds Group ("AFG"), a Massachusetts business trust, AIM Tax-Exempt Cash Fund succeeded to the assets and assumed the liabilities of AFG's AIM Tax-Exempt Cash Fund (the "AFG Fund"). Similarly, on October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and Tax-Free Investments Co., a Maryland corporation ("TFIC"), ATEF's AIM Tax-Free Intermediate Fund (named the Intermediate Portfolio prior to September 25, 1997) succeeded to the assets and assumed the liabilities of TFIC's Intermediate Portfolio (together with the AFG Fund, the "TFIC Predecessor Funds"). All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to such Funds is that of the TFIC Predecessor Funds.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:



                                                                                    INVESTOR    INSTITUTIONAL
             FUND                CLASS A      CLASS A3      CLASS B     CLASS C       CLASS         CLASS
             ----                -------      --------      -------     -------     --------    -------------

AIM High Income                     X                          X           X
Municipal Fund

AIM Tax-Exempt                      X                                                   X
Cash Fund

AIM Tax-Free                        X            X                                                    X
Intermediate Fund




         This Statement of Additional Information relates solely to the Institutional Class of AIM Tax-Free Intermediate Fund.

         Each class of shares represents an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights for any class of any Fund except that the Class B shares of AIM High Income Municipal Fund automatically convert to Class A shares. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark-- . The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Fund. The Fund may not use all of these techniques at any one time. The Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM TAX-EXEMPT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

FUND

SECURITY/
INVESTMENT TECHNIQUE                              AIM TAX-FREE INTERMEDIATE FUND
--------------------                              ------------------------------
                                                        EQUITY INVESTMENTS
Common Stock

Preferred Stock

Convertible Securities

Alternative Equity
Securities
                                                       FOREIGN INVESTMENTS
Foreign Securities

Foreign Government
Obligations

Foreign Exchange
Transactions
                                                         DEBT INVESTMENTS
U.S. Government                                                 X
Obligations

Rule 2a-7 Requirements

Mortgage-Backed and                                             X
Asset-Backed Securities

Collateralized Mortgage
Obligations

Bank Instruments

Commercial Instruments

Participation Interests

Municipal Securities                                            X

Municipal Lease
Obligations

Investment Grade
Corporate Debt                                                  X
Obligations

Junk Bonds
                                                        OTHER INVESTMENTS
REITs

Other Investment                                                X
Companies

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating                                            X
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind Securities

Synthetic Municipal
Instruments

                              AIM TAX-EXEMPT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

FUND

SECURITY/
INVESTMENT TECHNIQUE                              AIM TAX-FREE INTERMEDIATE FUND
--------------------                              ------------------------------
                                                      INVESTMENT TECHNIQUES
Delayed Delivery                                                X
Transactions

When-Issued Securities                                          X

Short Sales                                                     X

Margin Transactions

Swap Agreements

Interfund Loans                                                 X

Borrowing                                                       X

Lending Portfolio                                               X
Securities

Repurchase Agreements                                           X

Reverse Repurchase                                              X
Agreements

Dollar Rolls

Illiquid Securities                                             X

Rule 144A Securities                                            X

Unseasoned Issuers

Sale of Money Market
Securities

Standby Commitments
                                                           DERIVATIVES
Equity-Linked
Derivatives

Put Options

Call Options                                                    X

Straddles

Warrants                                                        X

Futures Contracts and
Options on Futures
Contracts                                                       X

Forward Currency
Contracts

Cover                                                           X

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If the Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

                  MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."


         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by the Fund will vary from time to time.


         Municipal Securities also include the following securities:

          o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

          o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

          o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

          o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Fund also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.


         Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.


         Maturities. The Fund may invest only in Municipal Securities which have maturities of ten and one-half years or less, and will maintain a dollar weighted average maturity of more than three years and not more than seven and one-half years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

         (a) the stated maturity of the instrument; or

         (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

         (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         The Fund may purchase Municipal Securities which meet any of the following quality criteria:

         (a) They are rated within the three highest ratings for municipal obligations by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or have received a comparable rating from another NRSRO; or

         (b) They are rated within the two highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1 or MIG 2/VMIG 2/P-2), or S&P (SP-1/A-1 or SP-2/A-2), or have received a comparable rating from another NRSRO; or

         (c) They are guaranteed as to payment of principal and interest by the
U. S. Government; or

         (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

         (e) They are not rated, if other Municipal Securities of the same issuer are rated A or better by Moody's or S&P, or have received a comparable rating from another NRSRO; or

         (f) They are not rated, but are determined by AIM to be of comparable quality to the rated obligations in which the Fund may invest.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet its obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         The Fund will invest its assets so that 80% of the Fund's assets will be invested in securities that generate interest that is exempt from Federal income taxes. The Fund will seek to avoid the purchase of "private activity bonds" the interest on which could give rise to an alternative minimum tax liability for individuals and other noncorporate shareholders.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by the Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (iii) other considerations deemed appropriate.

         The Fund may from time to time invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities, and repurchase agreements/reverse repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of at least $1.5 billion or more as of the date of their most recently published financial statements. The Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Fund generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Fund may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by the Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Fund.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Fund to dealers or issuers to acquire or sell municipal securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Fund may purchase municipal securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in municipal securities on a delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery municipal securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery municipal securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         The Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy-sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing municipal securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).


         Investment in securities on a when-issued basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If the Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.


         SHORT SALES. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         The Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, the Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. The Fund will not purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         INTERFUND LOANS. The Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of the Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. The Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. The Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Fund may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         The Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Fund's holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Derivatives

         The Fund may invest in futures contracts, options on securities and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities).


         CALL OPTIONS. The Fund may invest in call options. A call option gives the purchaser the right to buy the underlying security or contract at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security or contract, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security or contract.

The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."



         The Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.



         Pursuant to federal securities rules and regulations, if the Fund writes options it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."


         Writing Options. The Fund may write call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security or contract alone. The Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security or contract above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security or contract decline.

         If an option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or contract during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or contract which will be increased or offset by the premium received. The Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security or contract. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or contract from being called or to permit the sale of the underlying security or contract. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or contract with either a different exercise price or expiration date, or both.

         Purchasing Options. The Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or contract at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security or contract. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase call options on underlying securities or contracts against which it has written other call options. For example, where the Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although the Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         The Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Fund will only enter into Futures Contracts that are traded domestically on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC").

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.


         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.


         Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If the Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that the Fund enters into Futures Contracts and options on Futures Contracts traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, the Fund's use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risk associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using futures contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

To the extent that a futures contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Fund do not expose the Fund to an obligation to another party, but rather provide the Fund with a right to exercise, the Fund intends to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS AND FUTURES STRATEGIES. The use by the Fund of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities and/or contracts. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. The Fund is subject to the following investment restrictions, which may be changed only by a vote of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, the Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which AIM must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Fund. They may be changed for the Fund without approval of the Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) For purposes of the fundamental restriction regarding issuer diversification for AIM Tax-Free Intermediate Fund, the Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

          (2) For purposes of the Fund's fundamental restriction with regard to investing at least 80% of its assets in investments the income from which is exempt from federal income tax, the term "assets" shall mean net assets, plus any borrowings for investment purposes.

         CONCENTRATION OF INVESTMENTS. For purposes of the Fund's fundamental restriction regarding industry concentration, the Fund will not: invest 25% or more of its assets in (1) securities whose issuers are located in the same state; (2) securities the interest upon which is paid from revenues of similar type projects; and (3) industrial development bonds.

         The policy described in (2) above for the Fund does not apply if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Fund and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Fund's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) pre-approving the Board's oversight of the Fund's compliance with legal and regulatory requirements that related to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) assisting, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended March 31, 2004, the Audit Committee held nine meetings.


         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.


         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2004, the Governance Committee held six meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended March 31, 2004, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended March 31, 2004, the Valuation Committee did not meet.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Fund ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended March 31, 2004, the Special Committee Relating to Market Timing Issues held three meetings.


Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Fund by the Trust's Board at meetings held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Fund, as applicable, including: the requirements of the Fund for investment supervisory and administrative services; the quality of the Advisor's services, including a review of the Fund's investment performance if applicable and the Advisor's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisor's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisor; the Advisor's profitability; the benefits received by the Advisor from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of the Advisor and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and the Advisor.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that with respect to the Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Fund's Advisory Agreement was in the best interests of the Fund and its shareholders and continued the Agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser or
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES

         The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.


         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

         AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct its business effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:


                                                           NET ASSETS                   ANNUAL RATE
                                                           ----------                   -----------

AIM Tax-Free Intermediate Fund                 First $500 million                          0.30%
                                               Over $500 million up to and                 0.25%
                                               including $1 billion
                                               Over $1 billion                             0.20%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval of the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investments Strategies and Risks - Other Investments - Other Investment Companies."

         The management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund for the last three fiscal years ended March 31 are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If the Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if the Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Fund for the last three fiscal years ended March 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Fund.

         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         It is anticipated that most investors will perform their own sub-accounting.



         CUSTODIANS. The Bank of New York (the "Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for purchases of shares of the Fund.



         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.



         AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Fund. The Board has selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Fund.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

          Brokerage commissions, if any, paid by the Fund for the last three fiscal years ended March 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended March 31, the Fund did not pay brokerage commissions to brokers affiliated with the Fund, AIM, AIM Distributors, or any affiliates of such entities.

         The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by the Fund during the last fiscal year ended March 31, 2004 are found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended March 31, 2004 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUND

         If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Fund's prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.


         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         Shares of the Institutional Class of the Fund are offered at net asset value.


Calculation of Net Asset Value



         The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. The Fund values all variable rate securities with an unconditional demand or put feature exerciseable within seven (7) days or less are valued at par, which reflects the market value of such securities.


         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.


REDEMPTION IN KIND

         Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). The Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, generally must, withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. However, backup withholding does not apply to exempt-interest dividends.


         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of the Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Fund's intention to distribute a significant portion of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Dividends begin accruing on the first business day following the day on which a purchase order for shares settles (is paid for), and accrue through the day on which a redemption order is processed. Thus, if a purchase order settles on Friday, dividends will generally begin accruing on the following Monday.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock or securities (the "Income Requirement"). Under certain circumstances, the Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. Because the Fund may not rely on informal rulings of the IRS, the Fund may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         Certain hedging transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


         The Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Fund may elect to pay a minimal amount of excise tax.

         FUND DISTRIBUTIONS. The Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to the Fund's shareholders are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.



         AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends paid by the Fund to a non-corporate shareholder may not exceed a maximum rate of 15%. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted, current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.



         Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income is subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.



         The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.



         The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.




         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


         BACKUP WITHHOLDING. The Fund may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Fund, capital gain dividends, exempt-interest dividends and amounts retained by the Fund that are designated as undistributed net capital gains.


         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, exempt-interest and capital gain dividends differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Fund (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers and with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment.

         AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five or ten year periods);

                n       =    number of years; and

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).

         The average annual total returns for the Fund, with respect to its Institutional Class shares, for the one and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

         Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:


                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for the Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Calculation of Certain Performance Data

         The Institutional Class shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Institutional Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Institutional Class shares.

         A restated or blended performance calculation may be used to derive (i) the Fund's standardized average annual total returns over one, five and ten years (or since inception if less than ten years), and (ii) the Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions and redemption);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment
                   DR        made at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of the Fund's shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Yield Quotations

         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         The Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         The Fund may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for the Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a   =    dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b   =    expenses accrued during period (net of reimbursements).

               c   =    the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.

               d   =    the maximum offering price per share on the last day of
                        the period

         The yield and corresponding tax-equivalent yield for the Fund is found in Appendix J. In addition, the distribution rate for the Fund is found in Appendix J.

Performance Information

         All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund's published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Pension World
         Barron's                           Fortune                             Pensions & Investments
         Best's Review                      Hartford Courant                    Personal Investor
         Bloomberg                          Inc.                                Philadelphia Inquirer
         Broker World                       Institutional Investor              The Bond Buyer
         Business Week                      Insurance Forum                     USA Today
         Changing Times                     Insurance Week                      U.S. News & World Report
         Christian Science Monitor          Investor's Business Daily           Wall Street Journal
         Consumer Reports                   Journal of the American             Washington Post
         Economist                            Society of CLU & ChFC             CNN
         FACS of the Week                   Kiplinger Letter                    CNBC
         Financial Planning                 Money                               PBS
         Financial Product News             Mutual Fund Forecaster
         Financial Services Week            Nation's Business
         Financial World                    New York Times


         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Mutual Fund Values (Morningstar)
         Bloomberg                                            Stanger
         Donoghue's                                           Weisenberger
         Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Brothers Municipal Bond Index, Lipper High Yield Municipal Debt Fund Index, Lipper Intermediate Muni-Debt Fund Index, Merrill Lynch 3-7 Year Municipal Index and Standard & Poor's 500 Index.

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation; Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Fund's portfolios.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.



         As described in the prospectuses for the AIM and INVESCO Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds and an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds.



         In addition, as described more fully below, IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above.



         As described more fully below, civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees.



         Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues may be received by the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and regulatory inquiries. Also, this statement of additional information will be supplemented periodically to disclose developments with respect to the three regulatory actions concerning market timing activity in the INVESCO Funds that are described in the AIM and INVESCO Funds' prospectuses.



Regulatory Inquiries Concerning IFG



         IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds.



Regulatory Inquiries Concerning AIM



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of New York ("NYAG"), the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty, and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief, disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix K-2.



Private Civil Actions Alleging Excessive Advisory and Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix K-3.



Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM and/or AIM Distributors) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix K-4.



Private Civil Actions alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix K-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ` B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                               As of May 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.




                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1993     Director and Chairman, A I M Management Group      None
Trustee, Chairman and President              Inc. (financial services holding company);
                                             Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM
                                             Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: President and Chief
                                             Executive Officer, A I M Management
                                             Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director and Chairman, A I M
                                             Capital Management, Inc.
                                             (registered investment advisor),
                                             A I M Distributors, Inc.
                                             (registered broker dealer), AIM
                                             Investment Services, Inc.
                                             (registered transfer agent), and
                                             Fund Management Company (registered
                                             broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed
                                             Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,   None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - AIM Division (parent of AIM and a global
                                             investment management firm) [; and Director and
                                             Chairman, INVESCO Distributors, Inc.]

                                             Formerly: Director, Chairman, President and


----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE

                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc. and INVESCO Distributors, Inc.; Chief
                                             Executive Officer, AMVESCAP PLC - Managed
                                             Products; Chairman and Chief Executive Officer
                                             of NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.
INDEPENDENT TRUSTEES

Bob R. Baker -- 1936                2003     Retired                                            None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939             2001     [Retired]                                          Badgley Funds, Inc.
Trustee
                                             Formerly:  Of counsel and Partner, law firm of     (registered
                                             Baker & McKenzie                                   investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Bruce L. Crockett -- 1944           1993     Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Albert R. Dowden -- 1941            2000     Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);

                                             Formerly:  Director, President and Chief           Annuity and Life Re
                                             Executive Officer, Volvo Group North America,      (Holdings), Ltd.
                                             Inc.; Senior Vice President, AB Volvo; and         (insurance company)
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935         1998     Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE

Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)

Carl Frischling -- 1937             1993     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)

Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          1998     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA

Lewis F. Pennock -- 1942            1993     Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935             2001     Retired                                            None
Trustee

Louis S. Sklar -- 1939              1993     Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll, Ph.D. - 1942            2003     Retired                                            None
Trustee

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE

OTHER OFFICERS

Robert G. Alley - 1948              2004     Managing Director, Chief Fixed Income Officer      N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

                                    2003     Director, Senior Vice President, Secretary and     N/A
Kevin M. Carome -- 1956                      General Counsel, A I M Management Group Inc.
                                             (financial services holding company) and A I M
Senior Vice President, Chief                 Advisors, Inc.; and Vice President, A I M
Legal Officer and Secretary                  Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services, Inc.;
                                             Director, Vice President and General Counsel,
                                             Fund Management Company

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

                                    1993     Managing Director and Director of Money Market     N/A
Stuart W. Coco -- 1955  Vice                 Research and Special Projects, A I M Capital
President                                    Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

                                    1993     Vice President and Chief Compliance Officer,       N/A
Melville B. Cox -- 1943                      A I M Advisors, Inc. and A I M Capital
Vice President                               Management, Inc.; and Vice President, AIM
                                             Investment Services, Inc.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE

                                    2004     Vice President and Fund Treasurer, A I M           N/A
Sidney Dilgren -- 1961                       Advisors, Inc.
Vice President and Treasurer
                                             Formerly:  Vice President, A I M Distributors,
                                             Inc.; and Senior Vice President, AIM Investment
                                             Services, Inc.

                                    1993     Director of Cash Management, Managing Director     N/A
Karen Dunn Kelley -- 1960                    and Chief Cash Management Officer, A I M Capital
Vice President                               Management, Inc.; Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

                                    2002     Director and Executive Vice President, A I M       N/A
Edgar M. Larsen-- 1940                       Management Groups Inc.; Director and Senior Vice
Vice President                               President, A I M Advisors, Inc.; and Director
                                             Chairman, President, Director of
                                             Investments, Chief Executive
                                             Officer and Chief Investment
                                             Officer, A I M Capital Management,
                                             Inc.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                          FUNDS--REGISTERED TRADEMARK--
Robert H. Graham             High Income Municipal Fund      Over $100,000                  Over $100,000

                             Tax-Exempt Cash Fund            Over $100,000

                             Tax-Free Intermediate Fund      Over $100,000

Mark H. Williamson                                 -0-                                      Over $100,000

Bob R. Baker                Tax-Exempt Cash Fund              $1 - $10,000                  Over $100,000

Frank S. Bayley                                   - 0 -                                $50,001 - $100,000

James T. Bunch              Tax-Exempt Cash Fund              $1 - $10,000                  Over $100,000

Bruce L. Crockett                                 - 0 -                                 $10,001 - $50,000

Albert R. Dowden                                  - 0 -                                     Over $100,000

Edward K. Dunn, Jr.                               - 0 -                                     Over $100,000(3)

Jack M. Fields                                    - 0 -                                     Over $100,000(3)

Carl Frischling                                   - 0 -                                     Over $100,000(3)

Gerald J. Lewis             Tax-Exempt Cash Fund               $1 - $10,000            $50,001 - $100,000

Prema Mathai-Davis                                - 0 -                                      $1 - $10,000(3)

Lewis F. Pennock            Tax-Free Intermediate Fund         $1 - $10,000            $50,001 - $100,000

Ruth H. Quigley                                    -0-                                        $1 -$10,000

Louis S. Sklar                                    - 0 -                                     Over $100,000(3)

Larry Soll, Ph.D.           Tax-Exempt Cash Fund               $1 - $10,000                 Over $100,000


----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C
                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2003:


                                             RETIREMENT       ESTIMATED
                               AGGREGATE      BENEFITS          ANNUAL           TOTAL
                             COMPENSATION     ACCRUED          BENEFITS       COMPENSATION
                               FROM THE        BY ALL           UPON          FROM ALL AIM
        DIRECTOR               TRUST(1)     AIM FUNDS(2)     RETIREMENT(3)      FUNDS(4)
   Bob R. Baker(5)             $1,499          $32,635        $114,131          $154,554
   Frank S. Bayley              3,187          131,228          90,000           159,000
   James T. Bunch(5)            1,499           20,436          90,000           138,679
   Bruce L. Crockett            3,225           46,000          90,000           160,000
   Albert R. Dowden             3,204           57,716          90,000           159,000
   Edward K. Dunn, Jr.          3,225           94,860          90,000           160,000
   Jack M. Fields               3,186           28,036          90,000           159,000
   Carl Frischling(6)           3,190           40,447          90,000           160,000
   Gerald J. Lewis(5)           1,518           20,436          90,000           142,054
   Prema Mathai-Davis           3,207           33,142          90,000           160,000
   Lewis F. Pennock             3,207           49,610          90,000           160,000
   Ruth H. Quigley              3,207          126,050          90,000           160,000
   Louis S. Sklar               3,207           72,786          90,000           160,000
   Larry Soll(5)                1,499           48,830         108,090           140,429



(1) Amounts shown are based on the fiscal year ended March 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended March 31, 2004, including earnings thereon, was $11,676.



(2) During the fiscal year ended March 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $5,446.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.

(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.


(6) During the fiscal year ended March 31, 2004, the Trust paid $11,875 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES


PROXY POLICIES AND PROCEDURES


Reviewed and approved by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003, as revised effective January 8, 2004


A.       PROXY POLICIES

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       BOARDS OF DIRECTORS

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Sit on the boards of an excessive number of companies;

                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      INDEPENDENT AUDITORS

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     COMPENSATION PROGRAMS

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      CORPORATE MATTERS

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal BASIS.

         V.       SHAREHOLDER PROPOSALS

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      OTHER

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:

         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

         2. AIM will not publicly announce its voting intentions and the reasons therefore.

         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

TO THE EXTENT THAT A COMMITTEE MEMBER HAS ANY CONFLICT OF INTEREST WITH RESPECT TO A COMPANY OR AN ISSUE PRESENTED, THAT COMMITTEE MEMBER SHOULD INFORM THE PROXY COMMITTEE OF SUCH CONFLICT AND ABSTAIN FROM VOTING ON THAT COMPANY OR ISSUE.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of July 14, 2004.

AIM HIGH INCOME MUNICIPAL FUND


                                              CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------      --------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
----------------                           -------------------        -------------------       -------------------
Gary T. Crum
11 Greenway Plaza, Suite 1919                     5.89%*                       --                         --
Houston, TX  77046

Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East                             --                      12.29%                     19.58%
2nd Floor
Jacksonville, FL  32246

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor
333 West 34th St.                                 5.93%                      7.47%                     6.74%
New York, NY  10001-24002


*      Owned of record and beneficially.


AIM TAX-FREE INTERMEDIATE FUND


                                                                                        INSTITUTIONAL CLASS
                                             CLASS A SHARES        CLASS A3 SHARES            SHARES**
                                          -------------------    -------------------    -------------------
NAME AND ADDRESS OF                       PERCENTAGE OWNED OF    PERCENTAGE OWNED OF    PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                 RECORD                RECORD                  RECORD
----------------                          -------------------    -------------------    -------------------
Charles T. Bauer
C/O AIM Management Group Inc.                   15.21%*                   --                     N/A
11 Greenway Plaza, Ste. 100
Houston, TX  77046


                                                                                        INSTITUTIONAL CLASS
                                             CLASS A SHARES        CLASS A3 SHARES            SHARES**
                                          -------------------    -------------------    -------------------
NAME AND ADDRESS OF                       PERCENTAGE OWNED OF    PERCENTAGE OWNED OF    PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                 RECORD                RECORD                  RECORD
----------------                          -------------------    -------------------    -------------------

  Citigroup Global Markets
  House Account
  Attn:  Cindy Tempesta 7th Floor                  10.89%                   --                     N/A
  333 West 34th St.
  New York, NY  10001-24002

  Gary T. Crum
  11 Greenway Plaza
  Suite 100                                         7.07%*                  --                     N/A
  Houston, TX  77046-1113

  MMM Investments LP Partnership
  222 Vanderpool Ln                                   --                  6.84%                    N/A
  Houston, TX 77024-6142

  Transco & Co
  FBO Intrust Bank
  Attn:  Paula S. Parker/Trust Dept
  P.O. Box 523                                        --                 17.80%                    N/A
  Belleville, IL 62222-0523



*      Owned of record and beneficially.



** Institutional Class shares of the Fund have not commenced operation as of the date of this Statement of Additional Information.



MANAGEMENT OWNERSHIP



         As of July 14, 2004, the trustees and officers as a group owned less than 1% of the outstanding Class A, Class B and Class C shares of AIM High Income Municipal Fund, Class A and Investor Class shares of AIM Tax-Exempt Cash Fund and Class A shares of AIM Tax-Free Intermediate Fund. In addition, as of July 14, 2004, the trustees and officers as a group owned 1.15% of the outstanding Class A3 shares of AIM Tax-Exempt Cash Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES


For the last three fiscal years ended March 31, the management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund were as follows:



FUND NAME                              2004                                         2003

                      MANAGEMENT    MANAGEMENT   NET MANAGEMENT    MANAGEMENT    MANAGEMENT   NET MANAGEMENT
                     FEE PAYABLE   FEE WAIVERS      FEE PAID      FEE PAYABLE   FEE WAIVERS      FEE PAID
                     -----------   -----------   --------------   -----------   -----------   --------------
AIM Tax-Free
Intermediate Fund     $1,529,052      $-0-         $1,529,052      $1,755,643      $-0-         $1,755,643


FUND NAME                              2002

                      MANAGEMENT    MANAGEMENT   NET MANAGEMENT
                     FEE PAYABLE   FEE WAIVERS     FEE PAID
                     -----------   -----------   --------------
AIM Tax-Free
Intermediate Fund     $2,125,522      $-0-         $2,125,522

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:


FUND NAME              2004        2003      2002
AIM Tax-Free
Intermediate Fund    $127,673    $125,375   $123,004

                                   APPENDIX H

                              BROKERAGE COMMISSIONS


         During the last three fiscal years ended March 31, 2004 the Fund did not pay brokerage commissions.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended March 31, 2004, the Fund did not pay directed brokerage commissions.

         During the last fiscal year ended March 31, 2004, the Fund did not purchase securities of its "regular" brokers or dealers.

                                   APPENDIX J

                                PERFORMANCE DATA



         The Institutional Class shares have not yet commenced operations.


AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception, if less than ten years) ended March 31 are as follows:


                                            PERIODS ENDED
                                           MARCH 31, 2004*
                                  --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:          1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE**
         ---------------          ------       -------    --------      ---------      ---------
AIM Tax-Free Intermediate Fund    4.04%          5.78%      5.50%          N/A           05/11/87



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Institutional Class shares is July 30, 2004.


CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:


                                             PERIODS ENDED
                                            MARCH 31, 2004*
                                   --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE**
         ---------------           ------       -------    --------      ---------      ---------
AIM Tax-Free Intermediate Fund     4.04%         29.34%     70.79%          N/A           05/11/87



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Institutional Class shares is July 30, 2004.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions and including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:


                                             PERIODS ENDED
                                            MARCH 31, 2004*
                                   --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:           1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE**
         ---------------           ------       -------    --------      ---------      ---------

AIM Tax-Free Intermediate Fund     4.04%          5.27%       5.49%           N/A         05/11/87



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Institutional Class shares is July 30, 2004.



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:



                                           PERIODS ENDED
                                          MARCH 31, 2004*
                                 --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:         1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE**
         ---------------         ------       -------    --------      ---------      ---------

AIM Tax-Free Intermediate Fund   4.07%          5.12%       5.37%           N/A         05/11/87



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Institutional Class shares is July 30, 2004.



YIELDS


         The yield and corresponding tax-equivalent yield for the Fund are as follows:



                                    30 DAYS ENDED
                                   MARCH 31, 2004
                                       CLASS A
                                   --------------
AIM Tax-Free Intermediate Fund
         30-Day SEC Yield               1.82%
         Tax-Equivalent Yield(1)        2.80%



(1) Assumes a federal tax rate of 35.0% calculated on the percentage of non-taxable income.

DISTRIBUTION RATES

       The distribution rates for the Fund are as follows:


                                   30 DAYS ENDED
                                   MARCH 31, 2004
                                       CLASS A
                                   --------------
AIM Tax-Free Intermediate Fund          4.01%



       Yield and distribution rate information on Institutional Class shares is not reflected in the tables above since Institutional Class shares have not yet commenced operations.

                                  APPENDIX K-1
                   REGULATORY INQUIRIES AND PENDING LITIGATION




         The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG, AIM, AIM Management, AMVESCAP and/or certain related entities and individuals and are related to the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the Attorney General of the State of New York and the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been conditionally or finally transferred to the United States District Court for the District of Maryland in accordance with the directive of the Judicial Panel on Multidistrict Litigation (Case No. 04-MD-15864; In Re AIM, Artisan, INVESCO, Strong and T. Rowe Price Mutual Fund Litigation). The plaintiffs in one of these lawsuits (Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) continue to seek remand to state court.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S.

         WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL

         COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York

         (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO

         HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO

         TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

                                  APPENDIX K-2
 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.




         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX K-3
      PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND DISTRIBUTION FEES






         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX K-4
             PENDING LITIGATION ALLEGING IMPROPER DISTRIBUTION FEES
                             CHARGED TO CLOSED FUNDS




         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM and/or AIM Distributors and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.




         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM Distributors. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX K-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM and INVESCO Funds and allege that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees."

                              FINANCIAL STATEMENTS


                                       FS

                                     PART C
                                OTHER INFORMATION




Item 22.  Exhibits



a (1)             -     (a) Amended and Restated Agreement and Declaration of
                        Trust of Registrant, dated May 15, 2002.(12)

                  -     (b) Amendment No. 1 dated August 8, 2002 to Amended and
                        Restated Agreement and Declaration of Trust of
                        Registrant, dated May 15, 2002.(13)

                  -     (c) Amendment No. 2 dated May 14, 2003, to Amended and
                        Restated Agreement and Declaration of Trust of
                        Registrant, dated May 15, 2002.(14)

                  - (d) Amendment No. 3, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
                        May 15, 2002.(15)

                  -     (e) Amendment No. 4, dated December 10, 2003, to the
                        Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(15)

b                 -     Amended and Restated Bylaws of AIM Tax-Exempt Funds
                        adopted effective May 15, 2002.(12)

c                 -     Articles II, VI, VII, VIII and IX of the Amended and
                        Restated Agreement and Declaration of Trust and Articles
                        IV, V and VI of the Amended and Restated By-Laws, define
                        rights of holders of shares.

d (1)             -     (a) Master Investment Advisory Agreement, dated June 1,
                        2000, between Registrant and A I M Advisors, Inc.(9)

                        (b) Amendment No. 1, dated September 10, 2001, to Master
                        Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(12)

e (1)             -     (a) Amended and Restated Master Distribution Agreement
                        (all Classes of Shares except Class B shares), dated
                        August 18, 2003, between Registrant and A I M
                        Distributors, Inc.(15)

                  -     (b) Amendment No. 1, dated October 29, 2003, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)

                  -     (c) Amendment No. 2, dated November 4, 2003, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)

                  -     (d) Amendment No. 3, dated November 20, 2003, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)

                  -     (e) Amendment No. 4, dated November 24, 2003, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)


                  -     (f) Amendment No. 5, dated November 25, 2003, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)

                  -     (g) Amendment No. 6, dated January 6, 2004, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(15)

                  -     (h) Amendment No. 7, dated March 31, 2004, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(16)

                  -     (i) Amendment No. 8, dated April 30, 2004, to the
                        Amended and Restated Master Distribution Agreement (all
                        Classes of Shares except Class B shares), dated August
                        18, 2003, between Registrant and A I M Distributors,
                        Inc.(16)

(2)               -     (a) Amended and Restated Master Distribution Agreement
                        dated August 18, 2003, between Registrant (on behalf of
                        its Class B shares) and A I M Distributors, Inc.(15)

                  -     (b) Amendment No. 1,dated October 1, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (c) Amendment No. 2, dated October 29, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors,(15)

                  -     (d) Amendment No. 3, dated November 3, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (e) Amendment No. 4, dated November 4, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (f) Amendment No. 5, dated November 20, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (g) Amendment No. 6, dated November 24, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (h) Amendment No. 7, dated November 25, 2003, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(15)

                  -     (i) Amendment No. 8, dated March 31, 2004, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(16)

                  -     (j) Amendment No. 9, dated April 30, 2004, to the
                        Amended and Restated Master Distribution Agreement
                        (Class B shares), dated August 18, 2003, between
                        Registrant and A I M Distributors, Inc.(16)


  (3)       -     Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers.(10)

  (4)       -     Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(5)

f (1)       -     AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001.(14)

  (2)       -     Form of AIM Funds Director Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Directors, as amended September
                  26, 2002.(14)

g           -     Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York.(2)

h (1)       -     Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc., formerly known as A I M Fund Services, Inc.(16)

  (2)       -     Amended and Restated Master Administrative Services Agreement,
                  dated July 1, 2004, between Registrant and A I M Advisors,
                  Inc.(16)

  (3)       -     Memorandum of Agreement regarding securities lending, dated
                  June 1, 2000, between Registrant, with respect to all Funds, and A I M Advisors, Inc.(10)

  (4)       -     Memorandum of Agreement regarding fee waivers, dated July 1,
                  2003, between Registrant on behalf of AIM Tax-Exempt Cash Fund and A I M Distributors, Inc.(14)

  (5)       -     Memorandum of Agreement regarding expense limitations, dated
                  June 11, 2003, between Registrant on behalf of AIM Tax-Exempt
                  Cash Fund and A I M Advisors, Inc.(14)

  (6)       -     Interfund Loan Agreement, dated September 18, 2001, between
                  Registrant and A I M Advisors, Inc.(16)

  (7)       -     Agreement and Plan of Reorganization, dated August 13, 2003, between Registrant, on behalf of AIM Tax-Exempt Cash Fund, and
                  INVESCO Money Market Funds, Inc., on behalf of INVESCO
                  Tax-Free Money Fund, previously filed with the Proxy Statement of INVESCO Money Market Funds, Inc. on August 29, 2003, is
                  hereby incorporated by reference.

  (8)       -     Expense Reimbursement Agreement, dated June 30, 2003, between
                  Registrant and A I M Fund Services, Inc. (now known as AIM
                  Investment Services, Inc.).(16)

i           -     None

j           -     (a) Consent of Ballard Spahr Andrews & Ingersoll, LLP.(16)

            -     (b) Consent of Ernst & Young LLP.(16)

k           -     Omitted Financial Statements - None.

l           -     Initial Capitalization Agreement, dated January 2, 1998, for
                  Registrant's AIM High Income Municipal Fund.(5)

m (1)       -     (a) Amended and Restated Master Distribution Plan (Class A
                  shares), effective as of August 18, 2003.(15)


            -     (b) Amendment No. 1, dated October 29, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(14)

            -     (c) Amendment No. 2, dated November 4, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(15)

            -     (d) Amendment No. 3, dated November 20, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(15)

            -     (e) Amendment No. 4, dated November 24, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(15)

            -     (f) Amendment No. 5, dated November 25, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(15)

            -     (g) Amendment No. 6, dated March 31, 2004, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(16)

            -     (h) Amendment No. 7, dated April 30, 2004, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A shares).(16)

(2)         -     Amended and Restated Master Distribution Plan (Class A3
                  shares), effective August 18, 2003.(15)

(3)         -     (a) Amended and Restated Master Distribution Plan (Class B
                  shares) (Securitization Feature), effective as of August 18,
                  2003.(15)

            -     (b) Amendment No. 1, dated October 29, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B shares) (Securitization Feature).(15)

            -     (c) Amendment No. 2, dated November 4, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B shares) (Securitization Feature).(15)

            -     (d) Amendment No. 3, dated November 20, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B shares) (Securitization Feature).(15)

            -     (e) Amendment No. 4, dated November 24, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B shares) (Securitization Feature).(15)

            -     (f) Amendment No. 5, dated November 25, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B shares) (Securitization Feature).(15)

            -     (g) Amendment No. 6, dated March 31, 2004, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B shares)
                  (Securitization Feature).(16)

            -     (h) Amendment No. 7, dated April 30, 2004, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B shares)
                  (Securitization Feature).(16)

(4)         -     (a) Amended and Restated Master Distribution Plan (Class C
                  shares), effective as of August 18, 2003.(15)

            -     (b) Amendment No. 1, dated October 29, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C shares).(15)


            -     (c) Amendment No. 2, dated November 4, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C shares).(15)

            -     (d) Amendment No. 3, dated November 20, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C shares).(15)

            -     (e) Amendment No. 4, dated November 24, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C shares).(15)

            -     (f) Amendment No. 5, dated November 25, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C shares).(15)

            -     (g) Amendment No. 6, dated March 31, 2004, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C shares).(16)

            -     (h) Amendment No. 7, dated April 30, 2004, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C shares).(16)

    (5)     -     (a) Amended and Restated Master Distribution Plan (Investor
                  Class Shares), effective as of August 18, 2003.(15)

            -     (b) Amendment No. 1, dated October 29, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Investor Class Shares).(15)

            -     (c) Amendment No. 2, dated November 25, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Investor Class Shares).(15)

    (6)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares) to be used in
                  connection with Registrant's Master Distribution Plans.(15)

    (7)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A3 Shares) to be used in
                  connection with Registrant's Master Distribution Plans.(15)

    (8)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares) to be used in
                  connection with Registrant's Master Distribution Plans.(15)

    (9)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Investor Class Shares) to be used in connection with Registrant's Master Distribution Plans.(15)

n           -     Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective December 12,
                  2001, as amended and restated effective May 12, 2004.(15)

O           -     Reserved.

p   (1)     -     The A I M Management Group Inc. Code of Ethics adopted May 1,
                  1981,as last amended June 10, 2003, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(14)

    (2)     -     AIM Funds Code of Ethics of AIM Tax-Exempt Funds, effective as of September 23, 2000.(10)

----------

(1) Incorporated herein by reference to PEA No. 3, filed electronically on July 27, 1995.

(2) Incorporated herein by reference to PEA No. 4, filed electronically on July 26, 1996.

(3) Incorporated herein by reference to PEA No. 5, filed electronically on July 29, 1997.

(4) Incorporated herein by reference to PEA No. 6, filed electronically on October 7, 1997.

(5) Incorporated herein by reference to PEA No. 7, filed electronically on July 29, 1998.

(6) Incorporated herein by reference to PEA No. 8, filed electronically on July 18, 1999.

(7) Incorporated herein by reference to PEA No. 9, filed electronically on March 24, 2000.

(8) Incorporated herein by reference to PEA No. 10, filed electronically on May 22, 2000.

(9) Incorporated herein by reference to PEA No. 11, filed electronically on July 26, 2000.

(10) Incorporated herein by reference to PEA No. 12, filed electronically on May 31, 2001.

(11) Incorporated herein by reference to PEA No. 13, filed electronically on July 27, 2001.

(12) Incorporated herein by reference to PEA No. 14, filed electronically on July 25, 2002

(13) Incorporated herein by reference to PEA No. 15, filed electronically on August 28, 2002.

(14) Incorporated herein by reference to PEA No. 16, filed electronically on July 7, 2003.


(15) Incorporated herein by reference to PEA No. 17, filed electronically on May 27, 2004.



(16)  Filed herewith electronically.





Item 23.    Persons Controlled by or Under Common Control With the Fund


         None.


Item 24.    Indemnification


         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.


         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).


         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.


Item 25.    Business and Other Connections of Investment Advisor


         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 26.    Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


         AIM Combination Stock & Bond Funds          AIM Investment Securities Funds
         AIM Counselor Series Trust                  AIM Sector Funds
         AIM Equity Funds                            AIM Special Opportunities Funds
         AIM Floating Rate Fund                      AIM Stock Funds
         AIM Funds Group                             AIM Summit Fund
         AIM Growth Series                           AIM Treasurer's Series Trust
         AIM International Mutual Funds              AIM Variable Insurance Funds
         AIM Investment Funds

(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.




Name and Principal                          Positions and Officers with                 Positions and Offices
Business Address*                                   Underwriter                            with Registrant

Gene L. Needles                          Chairman, Director, President &                None
                                         Chief Executive Officer

Mark H. Williamson                       Director                                       Trustee & Executive Vice President

John S. Cooper                           Executive Vice President                       None

Marilyn M. Miller                        Executive Vice President                       None

James L. Salners                         Executive Vice President                       None

James E. Stueve                          Executive Vice President                       None

Glenda A. Dayton                         Senior Vice President                          None

Ivy B. McLemore                          Senior Vice President                          None

David J. Nardecchia                      Senior Vice President                          None

Margaret A. Vinson                       Senior Vice President                          None

Gary K. Wendler                          Senior Vice President                          None

Stephen H. Bitteker                      First  Vice President                          None

Kevin M. Carome                          Vice President                                 Senior Vice President, Chief Legal
                                                                                        Officer & Secretary

Mary A. Corcoran                         Vice President                                 None

Rhonda Dixon-Gunner                      Vice President                                 None

Dawn M. Hawley                           Vice President & Treasurer                     None

Ofelia M. Mayo                           Vice President, General Counsel &              Assistant Secretary
                                         Assistant Secretary

Kim T. McAuliffe                         Vice President                                 None

Linda L. Warriner                        Vice President                                 None

Norman W. Woodson                        Vice President                                 None

Rebecca Starling-Klatt                   Assistant Vice President & Chief               None
                                         Compliance Officer

Kathleen J. Pflueger                     Secretary                                      Assistant Secretary




----------

*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173



(c)      Not applicable.

Item 27.    Location of Accounts and Records


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.


Item 28     Management Services


         None.


Item 29.    Undertakings


         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of July, 2004.

                                              Registrant:   AIM TAX-EXEMPT FUNDS

                                              By:   /s/ Robert H. Graham
                                                 -----------------------------
                                                   Robert H. Graham, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURES                             TITLE                       DATE
          ----------                             -----                       ----

     /s/ Robert H. Graham             Chairman, Trustee & President      July 27, 2004
-------------------------------       (Principal Executive Officer)
      (Robert H. Graham)

     /s/ Bob R. Baker*                          Trustee                  July 27, 2004
-------------------------------
      (Bob R. Baker)

     /s/ Frank S. Bayley*                       Trustee                  July 27, 2004
-------------------------------
      (Frank S. Bayley)

     /s/ James T. Bunch*                        Trustee                  July 27, 2004
-------------------------------
       (James T. Bunch)

   /s/ Bruce L. Crockett*                       Trustee                  July 27, 2004
-------------------------------
    (Bruce L. Crockett)

    /s/ Albert R. Dowden*                        Trustee                 July 27, 2004
-------------------------------
     (Albert R. Dowden)

   /s/ Edward K. Dunn, Jr.*                      Trustee                 July 27, 2004
-------------------------------
    (Edward K. Dunn, Jr.)

     /s/ Jack M. Fields*                         Trustee                 July 27, 2004
-------------------------------
      (Jack M. Fields)

     /s/ Carl Frischling*                        Trustee                 July 27, 2004
-------------------------------
      (Carl Frischling)

    /s/ Gerald J. Lewis*                         Trustee                 July 27, 2004
-------------------------------
     (Gerald J. Lewis)

    /s/ Prema Mathai-Davis*                      Trustee                 July 27, 2004
-------------------------------
     (Prema Mathai-Davis)

     /s/ Lewis F. Pennock*                       Trustee                 July 27, 2004
-------------------------------
        (Lewis F. Pennock)

     /s/ Ruth H. Quigley*                        Trustee                 July 27, 2004
-------------------------------
        (Ruth H. Quigley)


      /s/ Louis S. Sklar*                        Trustee                 July 27, 2004
-------------------------------
       (Louis S. Sklar)

       /s/ Larry Soll*                           Trustee                 July 27, 2004
-------------------------------
         (Larry Soll)

    /s/ Mark H. Williamson*                      Trustee &               July 27, 2004
-------------------------------           Executive Vice President
     (Mark H. Williamson)

    /s/ Sidney M. Dilgren                Vice President & Treasurer      July 27, 2004
-------------------------------          (Principal Financial and
     (Sidney M. Dilgren)                     Accounting Officer)

*By   /s/ Robert H. Graham
    ---------------------------
          Robert H. Graham
          Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX


Exhibit
Number         Description
-------        -----------

e(1)(h)        Amendment No. 7, dated March 31, 2004, to the Amended and
               Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.


e(1)i)         Amendment No. 8, dated April 30, 2004, to the Amended and
               Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(i)        Amendment No. 8, dated March 31, 2004, to the Amended and
               Restated Master Distribution Agreement (Class B shares), dated
               August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(j)        Amendment No. 9, dated April 30, 2004, to the Amended and
               Restated Master Distribution Agreement (Class B shares), dated
               August 18, 2003, between Registrant and A I M Distributors, Inc.

h(1) Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc., formerly known as A I M Fund Services, Inc.

h(2) Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

h(6)           Interfund Loan Agreement, dated September 18, 2001, between
               Registrant and A I M Advisors, Inc.

h(8)           Expense Reimbursement Agreement, dated June 30, 2003, between
               Registrant and A I M Fund Services, Inc. (now known as AIM
               Investment Services, Inc.)

i(1)           Consent of Ballard Spahr Andrews & Ingersoll, LLP

i(2)           Consent of Ernst & Young LLP

m(1)(g) Amendment No. 6, dated March 31, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A shares)

m(1)(h) Amendment No. 7, dated April 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A shares)

m(3)(g)        Amendment No. 6, dated March 31, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class B shares)
               (Securitization Feature)

m(3)(h)        Amendment No. 7, dated April 30, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class B shares)
               (Securitization Feature)

m(4)(g)        Amendment No. 6, dated March 31, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class C shares)

m(4)(h)        Amendment No. 7, dated April 30, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class C shares)




                                      C-10